UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

    The Target Portfolio Trust

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2009

Date of reporting period: 4/30/2009

Item 1 – Reports to Stockholders

APRIL 30, 2009	SEMIANNUAL REPORT

The TARGET Portfolio Trust®

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

TARGET Funds, TARGET Portfolio Trust, Prudential, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 15, 2009

Dear TARGET Shareholder:

We hope you find the semiannual report for The TARGET Portfolio Trust informative and useful. Today many investors are asking where they can find new growth opportunities. Whether you are looking for capital growth, current income, or a combination of both, the TARGET portfolios feature a wide range of strategies to suit a variety of investment needs.

TARGET is founded upon the belief that investment management talent is dispersed across a variety of firms and can be systematically identified through research. The managers for each portfolio are carefully chosen from among the leading institutional money managers and are monitored by our team of experienced investment management analysts. Of course, the future performance of the TARGET portfolios cannot be guaranteed.

Your selections among the TARGET portfolios can evolve as your needs change. Your financial professional can help you stay informed of important developments and assist you in determining whether you need to modify your investments.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852.

Large Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.62%; Class T, 0.87%. Net operating expenses apply to: Class R, 1.37%; Class T, 0.87%, after contractual reduction through 2/28/2010.

Large Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.58%; Class T, 0.83%. Net operating expenses apply to: Class R, 1.33%; Class T, 0.83%, after contractual reduction through 2/28/2010.

Small Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.79%; Class T, 1.04%. Net operating expenses apply to: Class R, 1.54%; Class T, 1.04%, after contractual reduction through 2/28/2010.

Small Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.67%; Class T, 0.82%. Net operating expenses apply to: Class R, 1.32%; Class T, 0.82%, after contractual reduction through 2/28/2010.

International Equity Portfolio:

Gross operating expenses: Class R, 1.80%; Class T, 1.05%. Net operating expenses apply to: Class R, 1.55%; Class T, 1.05%, after contractual reduction through 2/28/2010.

Equity Portfolios
	Cumulative Total Returns[1] as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)	–7.42%	–34.59%	N/A	N/A	–28.42% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	–7.16	–34.26	–16.01%	–28.67%	—
S&P 500 Index[3]	–8.52	–35.29	–12.78	–22.19	***
Russell 1000 Growth Index[3]	–1.52	–31.57	–11.37	–36.24	****
Lipper Large-Cap Growth Funds Avg.[4]	–2.35	–33.21	–11.67	–25.89	*****

2	THE TARGET PORTFOLIO TRUST

		Average Annual Total Returns[1] as of 3/31/09
		One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)		–36.67%	N/A	N/A	–14.93% (8/22/06)
Large Capitalization Growth Portfolio (Class T)		–36.32	–6.12%	–4.18%	—
S&P 500 Index[3]		–38.06	–4.76	–3.00	***
Russell 1000 Growth Index[3]		–34.28	–4.38	–5.26	****
Lipper Large-Cap Growth Funds Avg.[4]		–35.29	–4.69	–4.03	*****

	Cumulative Total Returns[1] as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)	–13.62%	–42.28%	N/A	N/A	–40.36% (8/22/06)
Large Capitalization Value Portfolio (Class T)	–13.30	–41.90	–18.48%	–4.93%	—
S&P 500 Index[3]	–8.52	–35.29	–12.78	–22.19	***
Russell 1000 Value Index[3]	–13.27	–39.21	–11.88	–4.86	****
Lipper Large-Cap Value Funds Avg.[4]	–10.05	–36.99	–13.45	–8.25	*****

		Average Annual Total Returns[1] as of 3/31/09
		One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)		–44.97%	N/A	N/A	–20.79% (8/22/06)
Large Capitalization Value Portfolio (Class T)		–44.68	–6.24%	–0.50%	—
S&P 500 Index[3]		–38.06	–4.76	–3.00	***
Russell 1000 Value Index[3]		–42.42	–4.94	–0.62	****
Lipper Large-Cap Value Funds Avg.[4]		–39.80	–5.11	–1.11	*****

THE TARGET PORTFOLIO TRUST	3

Equity Portfolios’ Performance (continued)

	Cumulative Total Returns[1] as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Growth Portfolio (Class R)	–8.65%	–39.24%	N/A	N/A	–40.67% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	–8.38	–38.89	–29.86%	–31.27%	—
Russell 2000 Index[3]	–8.40	–30.74	–7.06	28.34	***
Russell 2000 Growth Index[3]	–3.77	–30.36	–8.07	–10.07	****
Lipper Small-Cap Growth Funds Avg.[4]	–3.25	–33.04	–12.31	18.72	*****

		Average Annual Total Returns[1] as of 3/31/09
		One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Growth Portfolio (Class R)		–42.58%	N/A	N/A	–21.66% (8/22/06)
Small Capitalization Growth Portfolio (Class T)		–42.24	–9.79%	–4.26%	—
Russell 2000 Index[3]		–37.50	–5.24	1.93	***
Russell 2000 Growth Index[3]		–36.36	–5.37	–1.60	****
Lipper Small-Cap Growth Funds Avg.[4]		–37.71	–6.14	0.35	*****

	Cumulative Total Returns[1] as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Value Portfolio (Class R)	–5.82%	–29.24%	N/A	N/A	–23.03% (8/22/06)
Small Capitalization Value Portfolio (Class T)	–5.56	–28.88	10.83%	128.00%	—
Russell 2000 Index[3]	–8.40	–30.74	–7.06	28.34	***
Russell 2000 Value Index[3]	–12.60	–31.37	–6.92	70.89	****
Lipper Small-Cap Value Funds Avg.[4]	–7.06	–31.60	–6.85	73.24	*****

4	THE TARGET PORTFOLIO TRUST

		Average Annual Total Returns[1] as of 3/31/09
		One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Value Portfolio (Class R)		–34.47%	N/A	N/A	–13.92% (8/22/06)
Small Capitalization Value Portfolio (Class T)		–34.13	–1.10%	8.30%	—
Russell 2000 Index[3]		–37.50	–5.24	1.93	***
Russell 2000 Value Index[3]		–38.89	–5.30	4.87	****
Lipper Small-Cap Value Funds Avg.[4]		–39.49	–5.26	4.86	*****

	Cumulative Total Returns[1] as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
International Equity Portfolio (Class R)	–3.72%	–43.04%	N/A	N/A	–30.55% (8/22/06)
International Equity Portfolio (Class T)	–3.49	–42.70	6.74%	–0.53%	—
MSCI EAFE ND Index[3]	–2.64	–42.76	3.36	–0.36	***
Lipper International Large-Cap Core Funds Avg.[4]	–3.83	–42.95	1.26	–1.70	*****

		Average Annual Total Returns[1] as of 3/31/09
		One Year	Five Years	Ten Years	Since Inception[2]
International Equity Portfolio (Class R)		–46.72%	N/A	N/A	–16.82% (8/22/06)
International Equity Portfolio (Class T)		–46.46	–1.49%	–0.77%	—
MSCI EAFE ND Index[3]		–46.51	–2.18	–0.84	***
Lipper International Large-Cap Core Funds Avg.[4]		–46.44	–2.86	–1.22	*****

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes. The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2000 Index is an unmanaged index of the

THE TARGET PORTFOLIO TRUST	5

Equity Portfolios’ Performance (continued)

stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios. The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed.

4The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes. Large-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Large-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index. Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Small-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. International Large Cap Core funds invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI.

***Large Capitalization Growth Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/09 is –29.05% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/09 is –15.48% for Class R. Large Capitalization Value Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/09 is –29.05% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/09 is –15.48% for Class R. Small Capitalization Growth Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/09 is –29.72% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/09 is
–17.48% for Class R. Small Capitalization Value Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/09 is
–29.72% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/09 is –17.48% for Class R. International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total return as of 4/30/09 is –32.46% for Class R. MSCI EAFE ND Index Closest Month-End to Inception average annual total return as of 3/31/09 is –18.01% for Class R.

****Large Capitalization Growth Portfolio—Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/09 is –21.27% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/09 is –12.02% for Class R. Large Capitalization Value Portfolio—Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/09 is –36.00% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of

6	THE TARGET PORTFOLIO TRUST

3/31/09 is –19.12% for Class R. Small Capitalization Growth Portfolio—Russell 2000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/09 is –25.19% for Class R. Russell 2000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/09 is –15.35% for Class R. Small Capitalization Value Portfolio—Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/09 is –34.26% for Class R. Russell 2000 Value Index Closest Month-End to Inception average annual total return as of 3/31/09 is –19.70% for Class R.

*****Large Capitalization Growth Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/09 is –22.38% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/09 is –12.50% for Class R. Large Capitalization Value Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/09 is –33.21% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/09 is –17.53% for Class R. Small Capitalization Growth Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/09 is –27.63% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/09 is –16.32% for Class R. Small Capitalization Value Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/09 is –31.12% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/09 is –18.82% for Class R. International Equity Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/09 is –32.78% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/09 is –18.23% for Class R.

THE TARGET PORTFOLIO TRUST	7

Fixed Income Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852.

International Bond Portfolio:

Gross operating expenses: Class T, 1.87%. Net operating expenses apply to: Class T, 1.87%.

Total Return Bond Portfolio:

Gross operating expenses: Class R, 1.61%; Class T, 0.86%. Net operating expenses apply to: Class R, 1.36%; Class T, 0.86%, after contractual reduction through 2/28/2010.

Intermediate-Term Bond Portfolio:

Gross operating expenses: Class T, 0.67%. Net operating expenses apply to: Class T, 0.67%.

Mortgage Backed Securities Portfolio:

Gross operating expenses: Class T, 1.24%. Net operating expenses apply to: Class T, 1.24%.

Fixed Income Portfolios
	Cumulative Total Returns[1] as of 4/30/09
	Six Months	One Year	Five Years	Ten Years
International Bond Portfolio (Class T)	0.95%	–4.57%	9.75%	20.89%
Citigroup Non-U.S. WGBI–Hedged[3]	4.59	6.90	28.84	64.19
Lipper International Income Funds Avg.[4]	5.82	–6.00	20.45	62.60

		Average Annual Total Returns[1] as of 3/31/09
		One Year	Five Years	Ten Years
International Bond Portfolio (Class T)		–4.12%	1.90%	2.14%
Citigroup Non-U.S. WGBI–Hedged[3]		5.80	5.02	5.21
Lipper International Income Funds Avg.[4]		–9.54	2.83	4.81

8	THE TARGET PORTFOLIO TRUST

	Cumulative Total Returns[1] as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Total Return Bond Portfolio (Class R)	10.56%	1.30%	N/A	N/A	15.63% (8/22/06)
Total Return Bond Portfolio (Class T)	10.78	1.73	28.84%	79.61%	—
Barclays Capital U.S. Aggregate Bond Index[3]	7.74	3.84	26.28	74.32	***
Lipper Corporate Debt BBB-Rated Funds Avg.[4]	7.80	–7.88	10.02	50.21	****

		Average Annual Total Returns[1] as of 3/31/09
		One Year	Five Years	Ten Years	Since Inception[2]
Total Return Bond Portfolio (Class R)		–0.92%	N/A	N/A	4.94% (8/22/06)
Total Return Bond Portfolio (Class T)		–0.49	4.33%	5.89%	—
Barclays Capital U.S. Aggregate Bond Index[3]		3.13	4.13	5.70	***
Lipper Corporate Debt BBB-Rated Funds Avg.[4]		–10.40	0.56	3.75	****

	Cumulative Total Returns[1] as of 4/30/09				Average Annual Total Returns[1] as of 3/31/09
	Six Months	One Year	Five Years	Ten Years	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)	8.40%	7.29%	30.90%	78.28%	5.79%	4.88%	5.90%
Barclays Capital Int. Govt./Credit Bond Index[3]	6.73	3.19	23.36	70.12	1.96	3.70	5.44
Lipper Int. Inv.-Grade Debt Funds Avg.[4]	5.87	–3.13	12.64	51.08	–4.81	1.28	3.78

Mortgage Backed Securities Portfolio (Class T)	3.83%	0.48%	18.32%	55.91%	–0.04%	2.95%	4.55%
Barclays Capital Mortgage-Backed Securities Index[3]	8.29	8.29	34.05	81.65	8.09	5.60	6.17
Citigroup Mortgage-Backed Securities Index[3]	8.59	8.45	34.47	82.55	8.26	5.69	6.23
Lipper U.S. Mortgage Funds Avg.[4]	4.34	0.87	17.06	53.86	0.56	2.66	4.32

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes. The Citigroup Non-U.S. World Government Bond Index Hedged (WGBI–Hedged) is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. It gives a broad indication of how foreign bonds have performed. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-

THE TARGET PORTFOLIO TRUST	9

Fixed Income Portfolios’ Performance (continued)

grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed. The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed. The Barclays Capital Mortgage-Backed Securities Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. Each of them gives a broad indication of how mortgage-backed securities have performed.

4The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes. International Income funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades. Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

***Total Return Bond Portfolio—Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 4/30/09 is 15.65% for Class R. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return as of 3/31/09 is 5.59% for Class R.

****Total Return Bond Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/09 is 0.32% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/09 is –1.19% for Class R.

10	THE TARGET PORTFOLIO TRUST

Money Market Portfolio Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

U.S. Government Money Market Portfolio:

Gross operating expenses: Class T, 0.59%. Net operating expenses apply to: Class T, 0.48%, after a voluntary waiver of management fees.

Money Market Portfolio as of 4/30/09
	Cumulative Total Returns[1] Six Months	Net Asset Value (NAV)	7-Day Current Yield
U.S. Government Money Market Portfolio (Class T)	0.36%	$1.00	0.10%
Lipper U.S. Government Money Market Funds Avg.[2]	0.18	N/A	N/A
iMoneyNet, Inc. All Taxable Money Market Funds Avg.[3]	N/A	N/A	0.19

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2The Lipper average represents returns based on an average of all funds in the respective Lipper categories for the periods noted. The return for the Lipper average would be lower if it reflected deductions for portfolio operating expenses, sales charges, or taxes. U.S. Government Money Market funds invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

3iMoneyNet, Inc. regularly reports a 7-day current yield on Tuesdays for taxable money market funds. This is the data of all funds in the iMoneyNet, Inc. All Taxable Money Market Funds Average category as of 4/28/09, the closest date to the end of our reporting period.

An investment in the U.S. Government Money Market Portfolio (the Portfolio) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Notwithstanding the preceding statements, the Fund is participating in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in the Portfolio made after September 19, 2008, and is scheduled to expire as of the close of business on September 18, 2009. For more Information about the Program’s scope and limitations, please see the Fund’s current prospectus as supplemented on April 9, 2009 and as may be further supplemented from time to time.

THE TARGET PORTFOLIO TRUST	11

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008, at the beginning of the period, and held through the six-month period ended April 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

12	THE TARGET PORTFOLIO TRUST

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$925.80	1.37%	$6.54
Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85
Class T
Actual	$1,000.00	$928.40	0.87%	$4.16
Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Large Capitalization Value Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$863.80	1.33%	$6.15
Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66
Class T
Actual	$1,000.00	$867.00	0.83%	$3.84
Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

THE TARGET PORTFOLIO TRUST	13

Fees and Expenses (continued)

Small Capitalization Growth Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$913.50	1.54%	$7.31
Hypothetical	$1,000.00	$1,017.16	1.54%	$7.70
Class T
Actual	$1,000.00	$916.20	1.04%	$4.94
Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21

Small Capitalization Value Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$941.80	1.32%	$6.36
Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
Class T
Actual	$1,000.00	$944.40	0.82%	$3.95
Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

International Equity Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$962.80	1.55%	$7.54
Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75
Class T
Actual	$1,000.00	$965.10	1.05%	$5.12
Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

International Bond Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,009.50	1.87%	$9.32
Hypothetical	$1,000.00	$1,015.52	1.87%	$9.35

14	THE TARGET PORTFOLIO TRUST

Total Return Bond Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,105.60	1.33%	$6.94
Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66
Class T
Actual	$1,000.00	$1,107.80	0.83%	$4.34
Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Intermediate-Term Bond Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,084.00	0.67%	$3.46
Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

Mortgage Backed Securities Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,038.30	1.24%	$6.27
Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

U.S. Government Money Market Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,003.60	0.48%	$2.38
Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2009, and divided by 365 days to reflect the six-month period. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

THE TARGET PORTFOLIO TRUST	15

Portfolio of Investments As of April 30, 2009 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—96.7%

	COMMON STOCKS—96.5%

	Aerospace & Defense—4.5%
61,260	General Dynamics Corp.	$3,165,304
57,549	Lockheed Martin Corp.	4,519,323

		7,684,627

	Agriculture/Heavy Equipment—2.5%
51,193	Monsanto Co.	4,345,774

	Beverages—0.8%
7,400	Coca-Cola Co. (The)	318,570
19,850	PepsiCo, Inc.	987,736

		1,306,306

	Biotechnology—1.2%
16,110	Celgene Corp.*	688,219
22,586	Genzyme Corp.*(a)	1,204,512
4,180	Life Technologies Corp.*	155,914

		2,048,645

	Business Services—3.3%
31,325	MasterCard, Inc. (Class A Stock)(a)	5,746,571

	Chemicals—4.4%
30,881	Air Products & Chemicals, Inc.	2,035,058
11,940	Ecolab, Inc.	460,287
19,795	Potash Corp. of Saskatchewan, Inc. (Canada)	1,712,069
43,865	Praxair, Inc.	3,272,768

		7,480,182

	Clothing & Apparel—0.1%
4,590	Avon Products, Inc.	104,468
4,000	Coach, Inc.*	98,000

		202,468

	Commercial Banks—1.4%
133,298	U.S. Bancorp	2,428,689

	Commercial Services—0.5%
18,890	Accenture Ltd. (Class A Stock) (Bermuda)(a)	555,933
7,550	Moody’s Corp.(a)	222,876

		778,809

	Communication Equipment—0.2%
19,460	Juniper Networks, Inc.*(a)	421,309

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	17

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computer Hardware—8.0%
63,566	Apple, Inc.*	$7,998,510
48,440	Hewlett-Packard Co.	1,742,871
37,022	International Business Machines Corp.	3,821,041
8,920	NetApp, Inc.*(a)	163,236

		13,725,658

	Computer Services & Software—0.9%
7,760	Amazon.com, Inc.*	624,835
6,700	DreamWorks Animation SKG, Inc. (Class A Stock)*	160,867
35,310	Microsoft Corp.	715,381

		1,501,083

	Computers & Peripherals—0.1%
3,310	Research In Motion Ltd. (Canada)*	230,045

	Consumer Products & Services—0.2%
6,500	Procter & Gamble Co. (The)	321,360

	Distribution/Wholesale—0.2%
3,300	W.W. Grainger, Inc.	276,804

	Diversified—0.4%
12,370	3M Co.(a)	712,512

	Diversified Financial Services—0.7%
4,700	Affiliated Managers Group, Inc.*	267,195
4,600	American Express Co.	116,012
840	BlackRock, Inc.(a)	123,077
1,450	CME Group, Inc.	320,957
1,940	IntercontinentalExchange, Inc.*	169,944
8,500	Morgan Stanley	200,940
2,300	Redecard SA (Brazil)	28,948

		1,227,073

	Diversified Manufacturing—0.1%
4,190	Honeywell International, Inc.	130,770

	Electric Utilities—0.1%
21,260	AES Corp. (The)*	150,308
3,600	Allegheny Energy, Inc.	93,312

		243,620

	Electronic Components—0.2%
34,000	Flextronics International Ltd. (Singapore)*	131,920
5,700	Thermo Fisher Scientific, Inc.*	199,956

		331,876

See Notes to Financial Statements.

18	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Environmental Services—0.3%
21,320	Republic Services, Inc.	$447,720

	Financial—Bank & Trust—0.8%
37,022	Bank of New York Mellon Corp. (The)	943,321
23,590	Charles Schwab Corp. (The)	435,943

		1,379,264

	Financial Services—10.2%
43,552	Goldman Sachs Group, Inc. (The)	5,596,432
169,035	JPMorgan Chase & Co.	5,578,155
3,490	Northern Trust Corp.	189,716
81,340	Visa, Inc. (Class A Stock)(a)	5,283,847
46,320	Western Union Co. (The)	775,860

		17,424,010

	Food Products—0.2%
5,230	General Mills, Inc.	265,109
3,935	Nestle SA (Switzerland)	128,268

		393,377

	Hand/Machine Tools—0.1%
4,900	Black & Decker Corp.	197,470

	Healthcare Services—1.3%
49,096	Abbott Laboratories	2,054,668
5,300	WellPoint, Inc.*	226,628

		2,281,296

	Home Builder—0.1%
11,600	Pulte Homes, Inc.(a)	133,516

	Hotels & Motels—1.3%
12,300	Starwood Hotels & Resorts Worldwide, Inc.	256,578
48,940	Wynn Resorts Ltd.*(a)	1,919,916

		2,176,494

	Hotels, Restaurants & Leisure—4.5%
11,820	Carnival Corp. (Panama)	317,722
138,231	McDonald’s Corp.	7,366,330

		7,684,052

	Internet Software & Services—4.6%
14,570	Akamai Technologies, Inc.*(a)	320,831
14,333	Google, Inc. (Class A Stock)*	5,675,438
10,460	McAfee, Inc.*	392,668
48,110	Oracle Corp.	930,448
2,350	Priceline.com, Inc.*	228,162
19,290	VeriSign, Inc.*(a)	396,988

		7,944,535

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	19

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Iron/Steel—0.3%
4,980	Nucor Corp.	$202,636
11,593	United States Steel Corp.(a)	307,794

		510,430

	Machinery & Equipment—0.1%
5,550	Deere & Co.(a)	228,993

	Media—0.6%
35,360	DIRECTV Group, Inc. (The)*(a)	874,453
4,500	McGraw-Hill Cos., Inc. (The)	135,675

		1,010,128

	Medical Supplies & Equipment—1.5%
15,280	Baxter International, Inc.	741,080
3,070	Becton, Dickinson and Co.	185,674
7,090	DENTSPLY International, Inc.(a)	202,916
5,060	Johnson & Johnson	264,942
20,790	Medtronic, Inc.	665,280
13,880	St. Jude Medical, Inc.*	465,257

		2,525,149

	Metals & Mining—1.3%
6,780	BHP Billiton Ltd., ADR (Australia)(a)	326,389
43,100	BHP Billiton PLC, ADR (United Kingdom)(a)	1,803,304
2,200	Precision Castparts Corp.	164,692

		2,294,385

	Miscellaneous Manufacturers—0.5%
15,370	Danaher Corp.	898,223

	Oil, Gas & Consumable Fuels—6.8%
8,790	Anadarko Petroleum Corp.	378,497
3,890	Chevron Corp.	257,129
8,100	Halliburton Co.	163,782
11,670	Hess Corp.	639,399
13,840	Nexen, Inc. (Canada)(a)	264,344
5,350	Noble Energy, Inc.	303,613
5,500	Occidental Petroleum Corp.	309,595
80,920	Petroleo Brasileiro SA, ADR (Brazil)	2,716,484
17,360	Southwestern Energy Co.*	622,530
75,444	Transocean Ltd. (Switzerland)*	5,090,961
6,500	Ultra Petroleum Corp.*	278,200
27,600	Weatherford International Ltd.*	458,988
3,900	XTO Energy, Inc.	135,174

		11,618,696

See Notes to Financial Statements.

20	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Pharmaceuticals—3.7%
7,580	Allergan, Inc.	$353,683
4,300	Cephalon, Inc.*(a)	282,123
9,680	Express Scripts, Inc.*	619,229
74,715	Gilead Sciences, Inc.*	3,421,947
16,070	Medco Health Solutions, Inc.*(a)	699,848
6,680	Schering-Plough Corp.	153,774
19,920	Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	874,289

		6,404,893

	Restaurants—2.8%
145,264	Yum! Brands, Inc.	4,844,554

	Retail & Merchandising—10.2%
8,190	Colgate-Palmolive Co.	483,210
48,735	Costco Wholesale Corp.	2,368,521
160,766	CVS Caremark Corp.	5,109,143
11,440	GameStop Corp. (Class A Stock)*	345,030
16,290	Home Depot, Inc. (The)(a)	428,753
6,370	Kohl’s Corp.*	288,879
124,247	Lowe’s Cos., Inc.	2,671,310
19,510	Target Corp.	804,983
85,419	Wal-Mart Stores, Inc.	4,305,118
19,720	Walgreen Co.	619,800

		17,424,747

	School—0.5%
12,620	Apollo Group, Inc. (Class A Stock)*	794,429

	Semiconductors—1.3%
6,500	ASML Holding NV (Netherlands)	137,475
40,730	Intel Corp.	642,719
17,470	Marvell Technology Group Ltd. (Bermuda)*	191,821
2,455	Samsung Electronics Co., Ltd. GDR, 144A (South Korea)*	566,391
40,854	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)(a)	431,827
13,100	Texas Instruments, Inc.	236,586

		2,206,819

	Semiconductors & Semiconductor Equipment—0.1%
5,510	Broadcom Corp. (Class A Stock)*(a)	127,777

	Software—1.4%
39,830	Adobe Systems, Inc.*	1,089,351
11,900	Autodesk, Inc.*	237,286
15,240	Citrix Systems, Inc.*	434,797
8,210	Dun & Bradstreet Corp. (The)	668,294

		2,429,728

	Specialty Retail—0.4%
1,690	Best Buy Co., Inc.(a)	64,862
31,240	Staples, Inc.	644,169

		709,031

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	21

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Telecommunications—5.0%
4,200	America Movil SAB de CV (Class L Stock), ADR (Mexico)	$137,970
11,740	American Tower Corp. (Class A Stock)*	372,862
88,970	Cisco Systems, Inc.*	1,718,901
39,260	Corning, Inc.	573,981
14,190	MetroPCS Communications, Inc.*(a)	242,507
21,720	Nokia OYJ, ADR (Finland)	307,121
22,160	Nuance Communications, Inc.*	295,836
118,603	QUALCOMM, Inc.	5,019,279

		8,668,457

	Textiles, Apparel & Luxury Goods—1.9%
62,022	NIKE, Inc. (Class B Stock)(a)	3,254,294

	Tobacco—0.5%
23,040	Philip Morris International, Inc.	834,048

	Transportation—4.4%
12,100	Expeditors International of Washington, Inc.	419,991
51,893	Norfolk Southern Corp.	1,851,542
103,448	Union Pacific Corp.(a)	5,083,435
4,840	United Parcel Service, Inc. (Class B Stock)	253,325

		7,608,293

	TOTAL COMMON STOCKS (cost $156,099,791)	165,598,989

	PREFERRED STOCK—0.2%

	Financial—Bank & Trust—0.2%
19,825	Wells Fargo & Co., Series J, 8.00% (cost $380,428)(a)	366,763

	TOTAL LONG-TERM INVESTMENTS (cost $156,480,219)	165,965,752

	SHORT-TERM INVESTMENT—18.2%

	AFFILIATED MONEY MARKET MUTUAL FUND
31,207,150	Dryden Core Investment Fund—Taxable Money Market Series (cost $31,207,150; includes $26,781,943 of cash collateral for securities on loan)(b)(w)	31,207,150

	TOTAL INVESTMENTS(o)—114.9% (cost $187,687,369; Note 5)	197,172,902
	Liabilities in excess of other assets—(14.9%)	(25,506,431)

	NET ASSETS—100%	$171,666,471

The following abbreviations are used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

See Notes to Financial Statements.

22	THE TARGET PORTFOLIO TRUST

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $26,361,511; cash collateral of $26,781,943 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of April 30, 2009, one security representing $128,268 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$197,044,634	—
Level 2—Other Significant Observable Inputs	128,268	—
Level 3—Significant Unobservable Inputs	—	—

Total	$197,172,902	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and April 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (15.6% represents investments purchased with the collateral from securities on loan)	18.2%
Retail & Merchandising	10.2
Financial Services	10.2
Computer Hardware	8.0
Oil, Gas & Consumable Fuels	6.8
Telecommunications	5.0
Internet Software & Services	4.6
Aerospace & Defense	4.5
Hotels, Restaurants & Leisure	4.5
Transportation	4.4
Chemicals	4.4
Pharmaceuticals	3.7
Business Services	3.3
Restaurants	2.8
Agriculture/Heavy Equipment	2.5

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	23

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

Industry (cont’d.)
Textiles, Apparel & Luxury Goods	1.9%
Medical Supplies & Equipment	1.5
Software	1.4
Commercial Banks	1.4
Metals & Mining	1.3
Healthcare Services	1.3
Semiconductors	1.3
Hotels & Motels	1.3
Biotechnology	1.2
Financial—Bank & Trust	1.0
Computer Services & Software	0.9
Beverages	0.8
Diversified Financial Services	0.7
Media	0.6
Miscellaneous Manufacturers	0.5
Tobacco	0.5
School	0.5
Commercial Services	0.5
Diversified	0.4
Specialty Retail	0.4
Iron/Steel	0.3
Environmental Services	0.3
Communication Equipment	0.2
Food Products	0.2
Electronic Components	0.2
Consumer Products & Services	0.2
Distribution/Wholesale	0.2
Electric Utilities	0.1
Computers & Peripherals	0.1
Machinery & Equipment	0.1
Clothing & Apparel	0.1
Hand/Machine Tools	0.1
Home Builders	0.1
Diversified Manufacturing	0.1
Semiconductors & Semiconductor Equipment	0.1

114.9
Liabilities in excess of other assets	(14.9)

100.0%

See Notes to Financial Statements.

24	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2009 (Unaudited)	Large Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—96.4%

	COMMON STOCKS—96.2%

	Aerospace & Defense—3.7%
3,600	Boeing Co. (The)	$144,180
19,200	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	311,424
10,352	General Dynamics Corp.	534,888
13,275	Lockheed Martin Corp.	1,042,485
58,400	Northrop Grumman Corp.	2,823,640
30,782	United Technologies Corp.	1,503,393

		6,360,010

	Air Freight & Couriers—0.4%
13,400	FedEx Corp.	749,864

	Auto Components—0.5%
49,700	Johnson Controls, Inc.(a)	944,797

	Automobile—0.4%
35,000	Harley-Davidson, Inc.(a)	775,600

	Banks—0.4%
13,068	Northern Trust Corp.	710,377

	Beverages—0.8%
18,300	Molson Coors Brewing Co. (Class B Stock)	699,975
12,345	PepsiCo, Inc.	614,287

		1,314,262

	Biotechnology—0.7%
23,330	Amgen, Inc.*	1,130,805

	Chemicals—1.4%
9,931	Air Products & Chemicals, Inc.	654,453
15,000	Eastman Chemical Co.	595,200
28,100	PPG Industries, Inc.	1,237,805

		2,487,458

	Commercial Banks—4.4%
10,900	Comerica, Inc.	228,682
64,700	KeyCorp(a)	397,905
95,215	PNC Financial Services Group, Inc.(a)	3,780,035
159,352	Wells Fargo & Co.(a)	3,188,634

		7,595,256

	Commercial Services & Supplies—1.5%
100,059	Waste Management, Inc.	2,668,574

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	25

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Communications Equipment—0.2%
116,300	Alcatel-Lucent, ADR (France)*(a)	$290,750

	Computers & Peripherals—3.1%
81,200	Hewlett-Packard Co.	2,921,576
23,391	International Business Machines Corp.	2,414,185

		5,335,761

	Consumer Products & Services—0.6%
7,177	Clorox Co.	402,271
13,778	Procter & Gamble Co. (The)	681,184

		1,083,455

	Diversified Financial Services—4.7%
66,186	Bank of America Corp.(a)	591,041
46,459	Capital One Financial Corp.(a)	777,724
18,200	Citigroup, Inc.(a)	55,510
9,413	Franklin Resources, Inc.	569,298
9,133	Goldman Sachs Group, Inc. (The)	1,173,590
152,697	JPMorgan Chase & Co.	5,039,001

		8,206,164

	Diversified Machinery—0.3%
12,100	Deere & Co.(a)	499,246

	Diversified Telecommunication Services—4.8%
173,400	AT&T, Inc.	4,442,508
128,084	Verizon Communications, Inc.	3,886,069

		8,328,577

	Electric—0.8%
46,961	Public Service Enterprise Group, Inc.	1,401,316

	Electric Utilities—4.1%
13,441	American Electric Power Co., Inc.	354,573
98,425	Edison International	2,806,097
24,300	Exelon Corp.	1,120,959
32,224	FirstEnergy Corp.	1,317,962
14,100	FPL Group, Inc.	758,439
18,369	PG&E Corp.	681,857

		7,039,887

	Electrical Equipment—0.8%
39,506	Emerson Electric Co.	1,344,784

See Notes to Financial Statements.

26	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electronic Components—0.4%
19,080	Covidien Ltd. (Ireland)	$629,258

	Electronic Components & Equipment—0.3%
12,700	Thermo Fisher Scientific, Inc.*(a)	445,516

	Electronic Equipment & Instruments—0.5%
51,925	Tyco Electronics Ltd. (Bermuda)	905,572

	Energy Equipment & Services—2.3%
34,843	Diamond Offshore Drilling, Inc.	2,522,982
72,900	Halliburton Co.	1,474,038

		3,997,020

	Food & Drug Retailers—1.4%
126,600	Safeway, Inc.	2,500,350

	Food & Staples Retailing—0.4%
15,400	Wal-Mart Stores, Inc.	776,160

	Food Products—1.7%
74,050	Kroger Co. (The)	1,600,961
41,751	Nestle SA, ADR (Switzerland)	1,354,820

		2,955,781

	Healthcare Equipment & Supplies—0.8%
59,300	Boston Scientific Corp.*	498,713
25,100	Medtronic, Inc.	803,200

		1,301,913

	Healthcare Providers & Services—1.3%
32,200	Aetna, Inc.	708,722
46,900	Cardinal Health, Inc.	1,584,751

		2,293,473

	Healthcare Services—0.3%
11,600	Biogen Idec, Inc.*	560,744

	Household Durables—0.5%
22,100	Fortune Brands, Inc.	868,751

	Household Products—0.7%
25,000	Kimberly-Clark Corp.	1,228,500

	Industrial Conglomerates—1.3%
13,700	3M Co.(a)	789,120
47,000	General Electric Co.	594,550
33,925	Tyco International Ltd. (Switzerland)	806,058

		2,189,728

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	27

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Insurance—7.0%
19,836	ACE Ltd. (Switzerland)(a)	$918,804
98,300	Allstate Corp. (The)(a)	2,293,339
3,922	Chubb Corp.	152,762
38,300	Genworth Financial, Inc. (Class A Stock)	90,388
132,499	MetLife, Inc.	3,941,845
94,295	Travelers Cos., Inc. (The)(a)	3,879,296
19,400	Unum Group	316,996
47,800	XL Capital Ltd. (Class A Stock) (Cayman Islands)	454,578

		12,048,008

	Internet Software & Services—0.3%
28,500	eBay, Inc.*(a)	469,395

	Machinery—1.4%
32,600	Caterpillar, Inc.(a)	1,159,908
14,900	Cummins, Inc.	506,600
23,000	PACCAR, Inc.(a)	815,120

		2,481,628

	Media—3.0%
150,000	CBS Corp. (Class B Stock)(a)	1,056,000
81,971	Comcast Corp. (Class A Stock)	1,267,271
13,077	Time Warner Cable, Inc.(a)	421,472
52,100	Time Warner, Inc.	1,137,343
49,820	Vivendi (France)	1,339,614

		5,221,700

	Metals & Mining—1.2%
44,400	Alcoa, Inc.(a)	402,708
30,948	Nucor Corp.	1,259,274
13,118	Peabody Energy Corp.	346,184

		2,008,166

	Mining—0.5%
16,776	BHP Billiton Ltd., ADR (Australia)(a)	807,597

	Multi-Utilities—0.2%
9,400	Wisconsin Energy Corp.	375,624

	Multi-Utilities & Unregulated Power—0.4%
25,000	Dominion Resources, Inc.	754,000

	Multiline Retail—0.5%
26,500	JCPenney Co., Inc.	813,285

See Notes to Financial Statements.

28	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Office Electronics—0.8%
221,500	Xerox Corp.	$1,353,365

	Oil, Gas & Consumable Fuels—13.4%
20,748	Anadarko Petroleum Corp.	893,409
38,007	Apache Corp.	2,769,190
64,905	Chevron Corp.	4,290,220
60,900	ConocoPhillips	2,496,900
6,956	Devon Energy Corp.	360,669
25,889	Exxon Mobil Corp.	1,726,020
8,218	Hess Corp.	450,264
75,000	Marathon Oil Corp.	2,227,500
27,669	Occidental Petroleum Corp.	1,557,488
33,000	Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)(a)	1,501,500
36,934	Total SA (France)(a)	1,836,358
65,100	Valero Energy Corp.	1,291,584
54,286	XTO Energy, Inc.	1,881,553

		23,282,655

	Pharmaceuticals—7.5%
24,672	Abbott Laboratories	1,032,523
71,213	Bristol-Myers Squibb Co.	1,367,290
75,700	Eli Lilly & Co.	2,492,044
51,017	Johnson & Johnson	2,671,250
37,300	Merck & Co., Inc.(a)	904,152
276,100	Pfizer, Inc.	3,688,696
34,837	Schering-Plough Corp.	801,948

		12,957,903

	Real Estate Investment Trusts—1.9%
92,000	Annaly Capital Management, Inc.(a)	1,294,440
13,100	AvalonBay Communities, Inc.(a)	744,211
13,035	Boston Properties, Inc.(a)	644,190
12,386	Simon Property Group, Inc.(a)	639,117

		3,321,958

	Retail—0.3%
9,394	McDonald’s Corp.	500,606

	Retail & Merchandising—2.6%
27,593	Best Buy Co., Inc.(a)	1,059,019
90,835	CVS Caremark Corp.	2,886,736
23,052	TJX Cos., Inc.(a)	644,765

		4,590,520

	Road & Rail—1.3%
32,400	Burlington Northern Santa Fe Corp.	2,186,352

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	29

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Semiconductors & Semiconductor Equipment—0.2%
17,700	Texas Instruments, Inc.	$319,662

	Software—3.2%
15,900	BMC Software, Inc.*(a)	551,253
65,258	CA, Inc.	1,125,701
176,739	Microsoft Corp.	3,580,732
18,571	Oracle Corp.	359,163

		5,616,849

	Specialty Retail—2.1%
8,600	AutoNation, Inc.*	152,306
36,500	Gap, Inc. (The)	567,210
56,411	Home Depot, Inc. (The)(a)	1,484,738
27,200	Limited Brands, Inc.	310,624
55,763	Staples, Inc.	1,149,833

		3,664,711

	Telecommunication Services—0.4%
34,100	Cisco Systems, Inc.*	658,812

	Textiles, Apparel & Luxury Goods—0.5%
34,500	Jones Apparel Group, Inc.	318,780
11,935	NIKE, Inc. (Class B Stock)	626,229

		945,009

	Tobacco—2.0%
103,500	Altria Group, Inc.	1,690,155
4,500	Lorillard, Inc.	284,085
41,323	Philip Morris International, Inc.	1,495,893

		3,470,133

	TOTAL COMMON STOCKS (cost $192,255,598)	166,767,647

	PREFERRED STOCK—0.2%

	Diversified Financial Services
14,700	Citigroup, Inc., Series AA, 8.125% (cost $228,790)	261,366

	TOTAL LONG-TERM INVESTMENTS (cost $192,484,388)	167,029,013

See Notes to Financial Statements.

30	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	SHORT-TERM INVESTMENT—21.0%

	AFFILIATED MONEY MARKET MUTUAL FUND
36,481,148	Dryden Core Investment Fund—Taxable Money Market Series (cost $36,481,148; includes $31,336,296 of cash collateral for securities on loan)(b)(w)	$36,481,148

	TOTAL INVESTMENTS(o)—117.4% (cost $228,965,536; Note 5)	203,510,161
	Liabilities in excess of other assets—(17.4%)	(30,209,214)

	NET ASSETS—100%	$173,300,947

The following abbreviation is used in Portfolio description:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $30,418,082; cash collateral of $31,336,296 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of April 30, 2009, 1 security representing $1,339,614 and 0.8% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$202,170,547	—
Level 2—Other Significant Observable Inputs	1,339,614	—
Level 3—Significant Unobservable Inputs	—	—

Total	$203,510,161	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and April 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (18.1% represents investments purchased with collateral from securities on loan)	21.0%
Oil, Gas & Consumable Fuels	13.4
Pharmaceuticals	7.5
Insurance	7.0
Diversified Financial Services	4.9
Diversified Telecommunication Services	4.8
Commercial Banks	4.4

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	31

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

Industry (cont’d.)
Electric Utilities	4.1%
Aerospace & Defense	3.7
Software	3.2
Computers & Peripherals	3.1
Media	3.0
Retail & Merchandising	2.6
Energy Equipment & Services	2.3
Specialty Retail	2.1
Tobacco	2.0
Real Estate Investment Trusts	1.9
Food Products	1.7
Commercial Services & Supplies	1.5
Food & Drug Retailers	1.4
Chemicals	1.4
Machinery	1.4
Healthcare Providers & Services	1.3
Industrial Conglomerates	1.3
Road & Rail	1.3
Metals & Mining	1.2
Electric	0.8
Office Electronics	0.8
Electrical Equipment	0.8
Beverages	0.8
Healthcare Equipment & Supplies	0.8
Household Products	0.7
Biotechnology	0.7
Consumer Products & Services	0.6
Textiles, Apparel & Luxury Goods	0.5
Auto Components	0.5
Electronic Equipment & Instruments	0.5
Household Durables	0.5
Multiline Retail	0.5
Mining	0.5
Food & Staples Retailing	0.4
Automobile	0.4
Multi-Utilities & Unregulated Power	0.4
Air Freight & Couriers	0.4
Banks	0.4
Telecommunication Services	0.4
Electronic Components	0.4
Healthcare Services	0.3
Retail	0.3
Diversified Machinery	0.3
Internet Software & Services	0.3
Electronic Components & Equipment	0.3
Multi-Utilities	0.2
Semiconductors & Semiconductor Equipment	0.2
Communications Equipment	0.2

117.4
Liabilities in excess of other assets	(17.4)

100.0%

See Notes to Financial Statements.

32	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2009 (Unaudited)	Small Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.8%

	COMMON STOCKS

	Aerospace & Defense—2.1%
22,514	AAR Corp.*(a)	$339,286
13,686	Cubic Corp.	392,925
11,658	Esterline Technologies Corp.*	307,188
29,600	Orbital Sciences Corp.*(a)	457,616

		1,497,015

	Airlines—1.4%
14,166	Allegiant Travel Co.*(a)	737,198
9,238	Copa Holdings, S.A. (Panama)	283,145

		1,020,343

	Banks—0.5%
13,840	Signature Bank*	376,310

	Beverages—1.3%
12,425	Green Mountain Coffee Roasters, Inc.*(a)	898,452

	Biotechnology—0.7%
3,320	Bio-Rad Laboratories, Inc. (Class A Stock)*	231,371
16,144	Martek Biosciences Corp.*	294,143

		525,514

	Building Materials—0.6%
12,205	Texas Industries, Inc.	390,316

	Chemicals—3.9%
9,645	CF Industries Holdings, Inc.	694,922
140,660	Huntsman Corp.	753,938
7,375	NewMarket Corp.	464,625
12,330	Quaker Chemical Corp.	144,261
27,645	Terra Industries, Inc.	732,592

		2,790,338

	Clothing & Apparel—2.6%
20,300	Gymboree Corp.*(a)	698,320
72,800	True Religion Apparel, Inc.*	1,147,328

		1,845,648

	Commercial Services—8.8%
11,363	Chemed Corp.(a)	480,996
11,073	Coinstar, Inc.*	394,088
10,610	Copart, Inc.*(a)	333,048
20,685	FTI Consulting, Inc.*	1,135,193
39,735	GEO Group, Inc. (The)*	660,793

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	33

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Services (continued)
10,499	HMS Holdings Corp.*(a)	$314,760
20,926	Lincoln Educational Services Corp.*	347,162
11,236	MAXIMUS, Inc.	453,148
29,645	Monster Worldwide, Inc.*(a)	409,101
25,400	PAREXEL International Corp.*	251,714
21,965	Ritchie Bros Auctioneers, Inc. (Canada)(a)	492,016
11,572	VistaPrint Ltd.* (Bermuda)(a)	397,498
24,440	Waste Connections, Inc.*	630,063

		6,299,580

	Computer Hardware—1.3%
22,554	Data Domain, Inc.*(a)	373,945
17,900	Synaptics, Inc.*(a)	581,392

		955,337

	Computer Networking—0.6%
23,926	Atheros Communications*	412,006

	Computer Services & Software—5.8%
24,425	ANSYS, Inc.*(a)	674,619
30,416	Arcsight, Inc.*	459,282
57,359	Compellent Technologies, Inc.*	640,126
9,997	Mantech International Corp. (Class A Stock)*	361,791
63,635	Netezza Corp.*	514,807
20,870	Solera Holdings, Inc.*(a)	476,253
12,795	SPSS, Inc.*(a)	395,366
14,277	Stanley, Inc.*	368,061
26,222	The9 Ltd., ADR (Cayman Islands)(a)	245,438

		4,135,743

	Distribution/Wholesale—0.6%
11,194	Owens & Minor, Inc.	388,208

	Diversified Financial Services—0.5%
22,080	Interactive Brokers Group, Inc.* (Class A Stock)	325,680

	Education—1.9%
11,192	American Public Education, Inc.*	402,912
14,495	Blackboard, Inc.(a)*	493,265
8,178	Capella Education Co.(a)*	420,185

		1,316,362

	Electrical Equipment—0.5%
40,120	Advanced Energy Industries, Inc.*	338,212

See Notes to Financial Statements.

34	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electronic Components—2.9%
8,423	Axsys Technologies, Inc.*(a)	$353,008
29,485	Coherent, Inc.*	560,215
24,095	OYO Geospace Corp.*(a)	383,111
40,414	Universal Electronics, Inc.*	757,358

		2,053,692

	Engineering/Construction—0.5%
25,120	Insituform Technologies, Inc. (Class A Stock)*	385,090

	Entertainment & Leisure—6.0%
63,735	Bally Technologies, Inc.*(a)	1,668,582
48,165	Macrovision Solutions Corp.*(a)	973,896
11,260	Penn National Gaming, Inc.*	383,065
94,670	Shuffle Master, Inc.*	360,693
27,933	WMS Industries, Inc.*(a)	896,929

		4,283,165

	Environmental Services—2.0%
25,438	Calgon Carbon Corp.*	431,937
8,960	Clean Harbors, Inc.*	448,896
20,918	Tetra Tech, Inc.*	513,746

		1,394,579

	Financial—Bank & Trust—0.8%
16,907	Bankrate, Inc.*(a)	422,675
9,700	S&T Bancorp, Inc.(a)	173,339

		596,014

	Financial Services—1.2%
30,435	First Commonwealth Financial Corp.	263,872
27,235	Investment Technology Group, Inc.*(a)	620,413

		884,285

	Food & Drug Retailers—0.5%
12,415	Perrigo Co.	321,797

	Healthcare Providers & Services—0.4%
9,507	athenahealth, Inc.*(a)	302,323

	Healthcare Services—7.1%
19,733	Almost Family, Inc.*(a)	487,405
12,055	Amedisys, Inc.*(a)	404,325
33,920	Centene Corp.*	623,110
18,515	Emergency Medical Services Corp. (Class A Stock)*	645,062
14,720	Genoptix, Inc.*	428,058
59,821	ICON PLC, ADR (Ireland)*	947,565
18,975	LHC Group, Inc.*(a)	433,009
26,145	Lincare Holdings, Inc.*(a)	630,879
54,400	Sun Healthcare Group, Inc.*	460,768

		5,060,181

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	35

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Healthcare-Products—0.5%
25,905	PSS World Medical, Inc.*	$376,141

	Home Furnishings—1.0%
27,255	DTS, Inc.*	726,346

	Hotels, Restaurants & Leisure—0.8%
25,820	Ameristar Casinos, Inc.	529,826

	Insurance—0.6%
14,757	Tower Group, Inc.	401,243

	Internet Services—5.7%
9,290	AsiaInfo Holdings, Inc.*	155,608
35,300	Internet Capital Group, Inc.*	191,679
25,956	NetFlix, Inc.*(a)	1,176,066
17,988	Perfect World Co. Ltd., ADR (China)*	326,662
105,200	Sapient Corp.*(a)	539,676
11,382	Shanda Interactive Entertainment Ltd., ADR (China)*(a)	544,401
4,600	Sohu.com, Inc. (China)*(a)	239,890
144,730	TIBCO Software, Inc.*	914,694

		4,088,676

	Media—0.5%
7,195	FactSet Research Systems, Inc.(a)	385,580

	Medical Supplies & Equipment—7.3%
79,675	American Medical Systems Holdings, Inc.*(a)	985,580
28,500	American Oriental Bioengineering, Inc. (China)*	120,840
46,540	Cutera, Inc.*	292,271
54,887	Eclipsys Corp.*	724,508
15,730	Hansen Medical, Inc.*	84,470
7,100	Mindray Medical International Ltd., ADR (China)(a)	162,022
13,831	Quality Systems, Inc.(a)	741,618
54,165	Thoratec Corp.*(a)	1,574,035
19,330	Vital Images, Inc.*	195,813
21,700	Zoll Medical Corp.*	348,936

		5,230,093

	Metals & Mining—1.1%
21,248	Northwest Pipe Co.*(a)	805,937

	Miscellaneous Manufacturers—0.5%
38,165	Hexcel Corp.*	366,002

	Oil, Gas & Consumable Fuels—3.0%
12,582	CARBO Ceramics, Inc.	386,394
5,205	Core Laboratories NV (Netherlands)	433,212

See Notes to Financial Statements.

36	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Oil, Gas & Consumable Fuels (continued)
17,758	Lufkin Industries, Inc.	$619,754
14,400	Natco Group, Inc. (Class A Stock)*	346,464
8,430	Oceaneering International, Inc.*(a)	384,155

		2,169,979

	Pharmaceuticals—4.5%
35,860	BioMarin Pharmaceutical, Inc.*(a)	461,160
44,109	Cubist Pharmaceuticals, Inc.*(a)	732,209
17,620	Herbalife Ltd.(a)	349,228
12,465	Onyx Pharmaceuticals, Inc.*	322,844
29,810	Pharmerica Corp.*(a)	544,032
6,300	United Therapeutics Corp.*(a)	395,703
69,306	Viropharma, Inc.*	390,193

		3,195,369

	Restaurants—2.4%
46,925	BJ’s Restaurants, Inc.*(a)	773,793
12,832	Buffalo Wild Wings, Inc.*(a)	500,962
26,620	California Pizza Kitchen, Inc.*	418,200

		1,692,955

	Retail—3.6%
41,285	Cash America International, Inc.	923,132
47,038	Genesco, Inc.*	1,071,526
25,000	Pantry, Inc. (The)*	590,500

		2,585,158

	Retail & Merchandising—2.9%
12,690	Aeropostale, Inc.*	431,079
6,400	Deckers Outdoor Corp.*	361,728
34,473	Ezcorp, Inc. (Class A Stock)*	427,121
20,262	Hibbett Sports Inc*(a)	422,463
25,117	PetMed Express, Inc.*(a)	408,402

		2,050,793

	Semiconductors—2.3%
66,360	ON Semiconductor Corp.*	359,671
29,916	Tessera Technologies, Inc.*	420,021
34,620	Varian Semiconductor Equipment Associates, Inc.*(a)	885,926

		1,665,618

	Software—2.1%
20,735	Informatica Corp.*	329,687
20,501	MedAssets, Inc.*	353,437
85,345	Novell, Inc.*(a)	320,897
40,891	Omniture, Inc.*(a)	503,777

		1,507,798

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	37

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Telecommunications—4.5%
16,559	Comtech Telecommunications Corp.*	$554,230
37,525	EMS Technologies, Inc.*	714,851
51,645	Infinera Corp.*	435,884
16,793	InterDigital, Inc.*(a)	441,992
17,668	Neutral Tandem, Inc.*	505,305
28,313	Starent Networks Corp.*(a)	558,615

		3,210,877

	Transportation—1.0%
20,545	Landstar System, Inc.	731,607

	TOTAL LONG-TERM INVESTMENTS (cost $80,083,889)	70,516,188

	SHORT-TERM INVESTMENT—36.3%

	AFFILIATED MONEY MARKET MUTUAL FUND
25,914,578	Dryden Core Investment Fund—Taxable Money Market Series (cost $25,914,578; includes $23,347,073 of cash collateral for securities on loan)(b)(w)	25,914,578

	TOTAL INVESTMENTS—135.1% (cost $105,998,467; Note 5)	96,430,766
	Liabilities in excess of other assets—(35.1%)	(25,034,187)

	NET ASSETS—100%	$71,396,579

The following abbreviation is used in Portfolio descriptions:

ADR—American	Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $22,541,957; cash collateral of $23,347,073 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$96,430,766	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$96,430,766	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

38	THE TARGET PORTFOLIO TRUST

As of October 31, 2008 and April 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (32.7% represents investments purchased with the collateral from securities on loan)	36.3%
Commercial Services	8.8
Medical Supplies & Equipment	7.3
Healthcare Services	7.1
Entertainment & Leisure	6.0
Computer Services & Software	5.8
Internet Services	5.7
Telecommunications	4.5
Pharmaceuticals	4.5
Chemicals	3.9
Retail	3.6
Oil, Gas & Consumable Fuels	3.0
Electronic Components	2.9
Retail & Merchandising	2.9
Clothing & Apparel	2.6
Restaurants	2.4
Semiconductors	2.3
Software	2.1
Aerospace & Defense	2.1
Environmental Services	2.0
Education	1.9
Airlines	1.4
Computer Hardware	1.3
Beverages	1.3
Financial Services	1.2
Metals & Mining	1.1
Transportation	1.0
Home Furnishings	1.0
Financial—Bank & Trust	0.8
Hotels, Restaurants & Leisure	0.8
Biotechnology	0.7
Computer Networking	0.6
Insurance	0.6
Building Materials	0.6
Distribution/Wholesale	0.6
Media	0.5
Engineering/Construction	0.5
Banks	0.5
Healthcare-Products	0.5
Miscellaneous Manufacturers	0.5
Electrical Equipment	0.5
Diversified Financial Services	0.5
Food & Drug Retailers	0.5
Healthcare Providers & Services	0.4

135.1
Liabilities in excess of other assets	(35.1)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Small Capitalization Value Portfolio	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—95.0%

	COMMON STOCKS

	Aerospace/Defense—2.4%
98,300	AAR Corp.*(a)	$1,481,381
16,975	Alliant Techsystems, Inc.*(a)	1,352,059
120,850	BE Aerospace, Inc.*(a)	1,303,972
49,600	Curtiss-Wright Corp. (Class B Stock)	1,585,712
4,000	Esterline Technologies Corp.*	105,400
75,975	Moog, Inc. (Class A Stock)*	2,034,610
80,357	Teledyne Technologies, Inc.*	2,565,799
18,575	Triumph Group, Inc.	767,705

		11,196,638

	Airlines—0.4%
5,200	Airtran Holdings*	36,140
2,200	Alaska Air Group, Inc.*	36,916
5,700	JetBlue Airways Corp. (New Zealand)*	28,101
16,800	Republic Airways Holdings, Inc.*	120,288
123,000	SkyWest, Inc.	1,480,920
13,800	US Airways Group, Inc.*	52,302

		1,754,667

	Apparel
2,500	Carter’s, Inc.*	53,450

	Auto Related—0.1%
75,577	Cooper Tire & Rubber Co.	625,022

	Automobile Manufacturers
2,000	Commercial Vehicle Group, Inc.*	1,920
9,900	Wabash National Corp.	12,375

		14,295

	Automotive Components
18,100	Lear Corp.*	14,480

	Automotive Parts—0.2%
56,413	ATC Technology Corp.*	896,403
9,800	Autoliv, Inc. (Sweden)	241,766

		1,138,169

	Banks—3.4%
2,390	1st Source Corp.	46,940
2,649	Amcore Financial, Inc.	3,894
3,100	Ameris Bancorp.	20,305
1,300	BancFirst Corp.	55,510
38,695	BancorpSouth, Inc.(a)	899,659

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
40,029	Bank Mutual Corp.	$411,098
1,900	Bank of the Ozarks, Inc.	47,177
86,280	Cardinal Financial Corp.	677,298
2,300	Cathay General Bancorp	25,806
7,100	Central Pacific Financial Corp.	41,606
3,200	Chemical Financial Corp.	68,320
6,800	City Holding Co.	200,532
17,700	Colonial BancGroup, Inc. (The)(a)	13,452
4,000	Columbia Banking System, Inc.	39,600
3,700	Community Bank System, Inc.	60,865
6,500	Community Trust Bancorp, Inc.	196,690
4,800	Dime Community Bancshares	40,032
131,400	East West Bancorp, Inc.(a)	897,462
2,100	Financial Institutions, Inc.	31,185
12,200	First Bancorp (Puerto Rico)(a)	67,222
65,377	First Financial Bancorp	705,418
2,300	First Financial Holdings, Inc.	20,700
18,200	First Niagara Financial Group, Inc.	246,428
200	First Place Financial Corp. (OH)	1,136
46,629	FirstMerit Corp.(a)	905,069
5,200	Guaranty Bancorp*	11,544
27,476	Hancock Holding Co.(a)	1,040,516
23,100	Hanmi Financial Corp.	35,805
6,050	IBERIABANK Corp.	276,364
6,500	Independent Bank Corp.	129,740
2,800	Lakeland Financial Corp.	52,556
4,980	MainSource Financial Group, Inc.	43,127
5,200	Nara Bancorp, Inc.	19,292
600	Old Second Bancorp, Inc.	3,240
4,200	Oriental Financial Group, Inc. (Puerto Rico)	39,018
1,400	Pacific Continental Corp.	16,072
2,500	Peoples Bancorp, Inc.	41,425
72,250	Prosperity Bancshares, Inc.(a)	2,006,382
7,300	Provident Bankshares Corp.	64,167
2,351	Republic Bancorp, Inc. (KY) (Class A Stock)(a)	52,286
515	SCBT Financial Corp.	11,881
500	Shore Bancshares, Inc.	9,695
2,200	Sierra Bancorp	26,422
43,958	Signature Bank (NY)*(a)	1,195,218
1,800	Simmons First National Corp. (Class A Stock)	46,674
3,990	Southside Bancshares, Inc.	84,987
7,000	Southwest Bancorp, Inc.	47,950
11,550	Sterling Bancshares, Inc.	76,807
14,650	Sterling Financial Corp.(a)	46,734
2,800	Trico Bancshares(a)	44,800
105,583	Trustmark Corp.(a)	2,295,374
7,283	Umpqua Holdings Corp.(a)	69,844
77,300	United Bankshares, Inc.(a)	2,005,162

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
2,400	Washington Trust Bancorp, Inc.	$43,800
3,400	WesBanco, Inc.	67,626
3,800	West Bancorp, Inc.	33,440
4,200	West Coast Bancorp	11,844
5,000	Wilshire Bancorp, Inc.	20,200
1,900	WSFS Financial Corp.	51,509

		15,744,905

	Beverages—0.2%
16,348	Boston Beer Co., Inc. (Class A Stock)*	434,857
26,500	PepsiAmericas, Inc.	651,105

		1,085,962

	Biotechnology—0.1%
2,900	Alexion Pharmaceuticals, Inc.*(a)	96,918
1,900	Bio-Rad Laboratories, Inc. (Class A Stock)*	132,411
2,200	Celera Corp.*	17,798
3,700	Emergent Biosolutions, Inc.*	39,627
600	InterMune, Inc.*	8,124
3,700	Maxygen, Inc.*	21,645
4,325	Protalix BioTherapeutics, Inc. (Israel)*	12,629

		329,152

	Broadcasting
3,000	DG FastChannel, Inc.*(a)	69,990
6,800	Entercom Communications Corp. (Class A Stock)	11,288
1,442	LIN TV Corp. (Class A Stock)*	2,307

		83,585

	Building Materials—0.1%
13,700	Comfort Systems USA, Inc.	147,823
9,600	Gibraltar Industries, Inc.	64,320
900	Palm Harbor Homes, Inc.*	2,736
2,300	Perini Corp.*(a)	39,790
800	Trex Co., Inc.*	8,760
4,500	US Concrete, Inc.*	8,910

		272,339

	Building Products—0.5%
3,800	Apogee Enterprises, Inc.	50,920
54,000	Lennox International, Inc.	1,722,060
4,900	NCI Building Systems, Inc.*	19,355
55,400	Quanex Building Products Corp.	567,850
2,800	Universal Forest Products, Inc.	93,968

		2,454,153

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Business Services—0.9%
117,600	3Com Corp.*	$476,280
88,500	URS Corp.*	3,899,310

		4,375,590

	Capital Markets—0.7%
82,509	Federated Investors, Inc. (Class B Stock)(a)	1,887,806
70,050	Waddell & Reed Financial, Inc. (Class A Stock)	1,569,820

		3,457,626

	Chemicals—3.8%
4,300	Aceto Corp.	30,745
41,425	Airgas, Inc.(a)	1,786,246
18,600	Ashland, Inc.	408,456
48,264	Cabot Corp.	704,654
34,831	Cytec Industries, Inc.	691,744
9,300	H.B. Fuller Co.	164,238
95,800	Innophos Holdings, Inc.	1,420,714
4,100	Innospec, Inc. (United Kingdom)	32,226
45,000	Lubrizol Corp. (The)	1,944,900
124,500	Methanex Corp. (Canada)	1,428,015
1,500	Minerals Technologies, Inc.	55,785
1,400	NewMarket Corp.	88,200
135,745	Olin Corp.	1,710,387
20,808	OM Group, Inc.*	579,711
5,000	Rockwood Holdings, Inc.*	61,500
100,000	RPM International, Inc.	1,382,000
3,700	Schulman A, Inc.	58,053
76,700	Sensient Technologies Corp.	1,793,246
10,200	Spartech Corp.	40,086
54,500	Terra Industries, Inc.	1,444,250
76,300	Valspar Corp. (The)	1,831,200
2,850	Zep, Inc.	38,560

		17,694,916

	Clothing & Apparel—0.3%
3,200	Cato Corp. (The) (Class A Stock)	61,504
39,211	G & K Services, Inc. (Class A Stock)	979,099
4,300	Gymboree Corp.*(a)	147,920
6,700	Maidenform Brands, Inc.*	85,425

		1,273,948

	Commercial Banks—1.8%
41,200	Bank of Hawaii Corp.(a)	1,447,768
67,075	Cullen/Frost Bankers, Inc.(a)	3,158,562
130,926	First Horizon National Corp.	1,506,962
124,000	Fulton Financial Corp.	819,640
35,000	International Bancshares Corp.(a)	472,850

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Banks (continued)
64,742	National Penn Bancshares, Inc.	$523,763
3,300	Sterling Bancorp NY	37,752
25,000	Susquehanna Bancshares, Inc.	201,500
10,600	UCBH Holdings, Inc.	13,568
32,132	Zions Bancorp(a)	351,203

		8,533,568

	Commercial Services—1.6%
4,100	Bridgepoint Education, Inc.*	44,485
2,700	Consolidated Graphics, Inc.*(a)	52,434
500	CRA International, Inc.*	11,670
5,800	DynCorp International, Inc.*	88,450
1,200	Electro Rent Corp.	11,484
6,200	Gartner, Inc.*	83,762
3,600	GEO Group, Inc. (The)*	59,868
500	MAXIMUS, Inc.	20,165
135,800	Pharmaceutical Product Development, Inc.(a)	2,663,038
10,900	Spherion Corp.*	39,131
20,700	Stewart Enterprises, Inc. (Class A Stock)	72,243
2,100	Valassis Communications, Inc.*	10,857
4,100	Viad Corp.	78,228
73,062	Waste Connections, Inc.*	1,883,539
43,925	Watson Wyatt Worldwide, Inc. (Class A Stock)	2,330,221

		7,449,575

	Commercial Services & Supplies—1.0%
115,000	Ennis, Inc.	1,035,000
53,600	Healthcare Services Group, Inc.	958,368
73,400	Schawk, Inc.	527,746
91,049	School Specialty, Inc.*(a)	1,708,990
64,600	Steelcase, Inc. (Class A Stock)	292,638

		4,522,742

	Communications Equipment—0.3%
57,450	Nice Systems Ltd., ADR (Israel)*(a)	1,471,295

	Computer Hardware—0.7%
14,000	Aspen Technology, Inc.*	108,640
43,976	CACI International, Inc. (Class A Stock)*	1,739,251
19,500	CIBER, Inc.*	62,985
3,700	Electronics for Imaging, Inc.*	36,334
2,000	Hutchinson Technology, Inc.*	3,840
1,500	Palm, Inc.*(a)	15,735
3,800	PC Connection, Inc.*	18,810
67,083	Perot Systems Corp. (Class A Stock)*	943,187

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computer Hardware (continued)
32,800	Quantum Corp.*	$34,440
1,880	Radisys Corp.*	13,479
4,200	Silcon Storage Technology, Inc.*	7,770
3,900	Sykes Enterprises, Inc.*	76,674

		3,061,145

	Computer Services & Software—2.2%
49,321	Avocent Corp.*(a)	712,195
2,700	Digi International, Inc.*	19,629
94,400	Global Payments, Inc.	3,026,464
1,600	infoGROUP, Inc.	6,480
2,800	JDA Software Group, Inc.*	39,508
1,700	Mantech International Corp. (Class A Stock)*	61,523
50,100	MICROS Systems, Inc.*	1,051,098
2,700	Netscout Systems, Inc.*	24,273
100,174	Parametric Technology Corp.*	1,116,940
1,700	PC Mall, Inc.*	10,880
2,800	Progress Software Corp.*	59,332
2,900	Quest Software, Inc.*	42,137
1,900	Rosetta Stone, Inc.*	56,905
3,600	Semtech Corp.*	51,912
500	SPSS, Inc.*(a)	15,450
167,100	SRA International, Inc. (Class A Stock)*(a)	2,571,669
6,500	SYNNEX Corp.*	139,945
28,679	Synopsys, Inc.*	624,629
3,100	Take-Two Interactive Software, Inc.*	28,148
5,900	Trident Microsystems, Inc.*	8,083
1,200	Virtusa Corp.*	7,668
103,731	Xyratex Ltd. (Bermuda)*	347,499

		10,022,367

	Computers & Peripherals—0.6%
94,237	Diebold, Inc.	2,490,684
50,800	Imation Corp.	508,000

		2,998,684

	Construction & Engineering—1.3%
4,900	EMCOR Group, Inc.*	101,871
39,800	Foster Wheeler AG*	856,894
88,400	Granite Construction, Inc.(a)	3,487,380
88,400	KBR, Inc.	1,380,808

		5,826,953

	Consumer Finance—0.4%
106,800	Advance America Cash Advance Centers, Inc.	427,200
90,000	First Cash Financial Services, Inc.*	1,479,600

		1,906,800

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Consumer Products & Services—2.0%
4,200	American Greetings Corp. (Class A Stock)	$32,970
63,708	Central Garden & Pet Co.*(a)	612,871
66,186	Central Garden & Pet Co. (Class A Stock)*	600,307
4,000	Compass Diversified Holdings	35,760
6,700	Helen of Troy Ltd. (Bermuda)*	106,865
1,093	Jarden Corp.*	21,969
111,950	Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	3,780,552
59,446	Snap-on, Inc.	2,016,408
69,700	Toro Co. (The)(a)	2,117,486

		9,325,188

	Consumer Services—0.1%
21,600	Rent-A-Center, Inc.*	415,800

	Containers & Packaging—1.5%
96,238	Bemis Co., Inc.	2,313,562
2,500	Core-Mark Holding Co., Inc.*	47,925
83,983	Pactiv Corp.*	1,835,868
30,637	Silgan Holdings, Inc.	1,424,314
55,900	Sonoco Products Co.	1,364,519

		6,986,188

	Distribution/Wholesale—0.2%
4,300	Brightpoint, Inc.*	22,403
2,300	United Stationers, Inc.*	75,279
34,887	WESCO International, Inc.*(a)	907,062

		1,004,744

	Diversified Financials—0.6%
4,000	Financial Federal Corp.	98,440
136,300	Jefferies Group, Inc.(a)	2,667,391
6,900	LaBranche & Co., Inc.*	28,842
2,400	Penson Worldwide, Inc.*	24,336
80	Virtus Investment Partners, Inc.*	908

		2,819,917

	Diversified Telecommunication Services—0.2%
70,000	Iowa Telecommunications Services, Inc.	922,600

	Drugs & Healthcare—0.5%
55,500	Covance, Inc.*(a)	2,180,040

	Electric—0.2%
72,447	Great Plains Energy, Inc.	1,048,308

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electric Utilities—1.0%
71,700	Cleco Corp.	$1,512,153
10,900	El Paso Electric Co.*	150,420
14,281	Idacorp, Inc.	342,315
3,200	UIL Holdings Corp.	73,888
13,100	UniSource Energy Corp.	344,792
134,713	Westar Energy, Inc.	2,361,519

		4,785,087

	Electrical Equipment—0.9%
48,700	Acuity Brands, Inc.(a)	1,399,638
43,500	Regal-Beloit Corp.(a)	1,767,405
36,475	Smith (A.O.) Corp.	1,134,008

		4,301,051

	Electronic Components—1.4%
115,592	Belden, Inc.	1,863,343
65,400	Digital River, Inc.*(a)	2,512,668
4,500	FEI Co.*	77,310
1,700	Plexus Corp.*	37,655
101,247	Portland General Electric Co.	1,849,783
2,100	Technitrol, Inc.	8,547

		6,349,306

	Electronics—2.4%
6,950	Benchmark Electronics, Inc.*	84,304
109,600	Checkpoint Systems, Inc.*(a)	1,331,640
48,134	Coherent, Inc.*(a)	914,546
7,300	CTS Corp.	44,311
181,800	FLIR Systems, Inc.*(a)	4,032,324
132,100	Jabil Circuit, Inc.	1,070,010
56,749	Littelfuse, Inc.*	930,116
8,309	Mettler-Toledo International, Inc.*(a)	512,084
81,800	Park Electrochemical Corp.	1,685,080
50,200	Sanmina-SCI Corp.*	28,112
14,100	TTM Technologies, Inc.*(a)	104,622
21,113	Watts Water Technologies, Inc. (Class A Stock)(a)	469,975

		11,207,124

	Energy Equipment & Services—0.9%
39,700	CARBO Ceramics, Inc.	1,219,187
3,500	Complete Production Services, Inc.*	23,380
98,883	Headwaters, Inc.*	249,185
90,975	Patterson-UTI Energy, Inc.	1,156,292
40,000	Tidewater, Inc.(a)	1,730,000

		4,378,044

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Entertainment & Leisure—0.5%
3,700	Isle of Capri Casinos, Inc.*	$39,738
95,900	Life Time Fitness, Inc.*(a)	1,799,084
3,600	RC2 Corp.*	40,716
31,394	Scientific Games Corp. (Class A Stock)*	549,081
2,500	Steinway Musical Instruments, Inc.*	33,575

		2,462,194

	Environmental Services—0.3%
72,090	Republic Services, Inc.	1,513,890

	Equipment Services
4,200	MedAssets, Inc.*(a)	72,408

	Exchange Traded Fund—0.9%
5,904	iShares Russell 2000 Index Fund(a)	286,462
81,725	iShares Russell 2000 Value Index Fund	3,720,122

		4,006,584

	Financial—Bank & Trust—0.7%
4,900	Banco Latinoamericano de Exportaciones SA (Panama)	60,270
38,591	Boston Private Financial Holdings, Inc.	177,905
3,275	Citizens Republic Bancorp, Inc.*	5,502
9,396	Commerce Bancshares, Inc.	311,008
22,300	Danvers Bancorp, Inc.	323,573
1,400	First Bancorp	17,038
2,900	First Merchants Corp.	35,264
2,700	Flushing Financial Corp.	24,867
11,200	FNB Corp.(a)	84,224
1,300	Heartland Financial USA, Inc.	19,214
500	Heritage Commerce Corp.	4,040
4,600	Lakeland Bancorp, Inc.	39,146
60,122	NewAlliance Bancshares, Inc.	776,175
5,032	Prospect Capital Corp.	45,640
3,300	S&T Bancorp, Inc.(a)	58,971
458	StellarOne Corp.	5,894
4,900	Stifel Financial Corp.*(a)	241,227
57,443	TCF Financial Corp.	799,032
1,400	Union Bankshares Corp.	23,926
6,515	United Community Banks, Inc.(a)	42,022

		3,094,938

	Financial Services—2.3%
3,375	Advanta Corp. (Class B Stock)	3,949
2,000	AZZ, Inc.*(a)	61,860
200	Berkshire Hills Bancorp, Inc.	4,512

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Financial Services (continued)
1,200	BGC Partners, Inc. (Class A Stock)	$3,108
8,800	Brookline Bancorp, Inc.	87,296
3,600	CompuCredit Corp.*(a)	11,520
35,400	CVB Financial Corp.(a)	212,754
21,000	Deluxe Corp.	304,500
10,371	Dollar Financial Corp.*	104,747
109,400	Eaton Vance Corp.	2,994,278
3,100	Encore Capital Group, Inc.*	27,094
1,300	Farmers Capital Bank Corp.	27,586
9,200	Federal Agricultural Mortgage Corp. (Class C Stock)	29,072
2,200	First Community Bancshares, Inc.	31,790
1,000	First South Bancorp, Inc.	11,560
11,600	Global Cash Access Holdings, Inc.*	70,412
4,331	Green Bankshares, Inc.(a)	36,814
7,000	Guaranty Financial Group, Inc.*	4,130
1,700	Hallmark Financial Services*	11,424
12,200	Hawaiian Holdings, Inc.*	60,878
3,800	Integra Bank Corp.	8,208
13,700	Knight Capital Group, Inc. (Class A Stock)*(a)	212,213
1,300	Koppers Holdings, Inc.	24,648
5,600	NBT Bancorp, Inc.	132,608
3,100	Nelnet, Inc. (Class A Stock)	18,693
5,200	Ocwen Financial Corp.*	57,824
14,200	Pacer International, Inc.	60,208
100,400	Pacific Capital Bancorp	696,776
75,448	PacWest Bancorp(a)	1,099,277
18,648	Patriot Capital Funding, Inc.	42,144
1,200	Piper Jaffray Cos.*	41,604
8,200	Provident Financial Services, Inc.	87,494
144,575	Raymond James Financial, Inc.(a)	2,268,382
3,800	Renasant Corp.	53,580
4,900	Resource Capital Corp.	15,435
30,000	Student Loan Corp. (The)	1,444,800
1,200	Suffolk Bancorp	30,720
5,200	Sun Communities, Inc.	76,180
4,100	SWS Group, Inc.(a)	52,439
12,728	United Community Financial Corp.	26,347
100	Waterstone Financial, Inc.*	285
7,800	World Acceptance Corp.*(a)	231,504
400	Yadkin Valley Financial Corp.	3,280

		10,783,933

	Food & Drug Retailers—0.6%
86,443	Casey’s General Stores, Inc.	2,300,248
6,600	Weis Markets, Inc.	244,134

		2,544,382

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Food Products—1.9%
151,220	Corn Products International, Inc.	$3,614,158
287,084	Del Monte Foods Co.	2,167,484
8,100	Fresh Del Monte Produce, Inc. (Cayman Islands)*	117,612
24,846	International Flavors & Fragrances, Inc.	775,195
7,300	Nash-Finch Co.(a)	213,817
30,391	Ralcorp Holdings, Inc.*	1,737,150

		8,625,416

	Foods—1.2%
4,700	Chiquita Brands International, Inc.*	35,579
37,386	Dean Foods Co.*	773,890
30,000	JM Smucker Co. (The)	1,182,000
57,400	Ruddick Corp.	1,472,884
20,525	Sanderson Farms, Inc.	818,948
10,200	Spartan Stores, Inc.	165,954
18,375	TreeHouse Foods, Inc.*	488,591
66,404	Tyson Foods, Inc. (Class A Stock)	699,898

		5,637,744

	Furniture
7,500	Knoll, Inc.	53,100

	Gas Utilities—2.8%
84,848	AGL Resources, Inc.	2,644,712
85,770	Atmos Energy Corp.	2,119,377
45,000	Energen Corp.	1,625,400
45,000	National Fuel Gas Co.	1,471,950
83,500	Southwest Gas Corp.	1,687,535
193,339	Swift Energy Co.*(a)	2,091,928
64,000	UGI Corp.	1,468,160

		13,109,062

	Healthcare Equipment & Supplies—2.3%
90,339	Cooper Cos., Inc. (The)(a)	2,597,246
23,000	Hill-Rom Holdings, Inc.	298,540
78,800	Invacare Corp.	1,212,732
53,700	STERIS Corp.	1,294,170
70,525	Teleflex, Inc.	3,031,165
68,525	West Pharmaceutical Services, Inc.(a)	2,237,341

		10,671,194

	Healthcare Providers & Services—1.7%
1,700	Alliance Imaging, Inc.*	13,379
48,600	Amedisys, Inc.*(a)	1,630,044
106,500	AMERIGROUP Corp.*(a)	3,181,155

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Healthcare Providers & Services (continued)
10,700	Gentiva Health Services, Inc.*	$170,451
2,900	Magellan Health Services, Inc.*	85,724
44,400	Owens & Minor, Inc.	1,539,792
35,480	Res-Care, Inc.*	568,390
15,085	Universal Health Services, Inc. (Class B Stock)	760,284

		7,949,219

	Healthcare Services—1.1%
35,194	AmSurg Corp.*(a)	722,885
1,700	Healthsouth Corp.*	15,929
7,100	HealthSpring, Inc.*	65,533
111,900	Healthways, Inc.*	1,167,117
88,673	MEDNAX, Inc.*	3,183,360
1,800	RehabCare Group, Inc.*	30,060

		5,184,884

	Home Builder—0.3%
59,700	Meritage Homes Corp.*(a)	1,242,357

	Hotels, Restaurants & Leisure—1.0%
87,800	Brinker International, Inc.	1,555,816
13,500	Dover Downs Gaming & Entertainment, Inc.	57,645
61,600	International Speedway Corp. (Class A Stock)(a)	1,458,688
6,800	Jack in the Box, Inc.*	167,212
111,275	Sonic Corp.*(a)	1,215,123
10,300	Strategic Hotels & Resorts, Inc.	8,652

		4,463,136

	Household Durables—0.4%
99,441	Ethan Allen Interiors, Inc.(a)	1,337,481
10,500	Furniture Brands International, Inc.	33,180
54,268	Tempur-Pedic International, Inc.(a)	697,887

		2,068,548

	Household Products—0.3%
3,500	Tupperware Brands Corp.	87,605
43,000	WD-40 Co.	1,163,580

		1,251,185

	Industrial Products—0.7%
30,982	Brady Corp. (Class A Stock)	652,791
2,500	CIRCOR International, Inc.	64,325
63,807	Interface, Inc. (Class A Stock)	369,442
67,384	Kaydon Corp.	2,153,593
4,500	Myers Industries, Inc.	45,135

		3,285,286

	Insurance—6.1%
205,429	American Equity Investment Life Holding Co.	1,156,565
77,000	American Financial Group, Inc.	1,353,660

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Insurance (continued)
2,200	American Physicians Capital, Inc.	$91,652
17,100	Amerisafe, Inc.*	262,656
4,700	AmTrust Financial Services, Inc.	42,911
27,700	Arthur J. Gallagher & Co.	622,696
57,725	Aspen Insurance Holdings Ltd. (Bermuda)	1,361,156
8,700	Assured Guaranty Ltd. (Bermuda)(a)	84,042
171,525	Delphi Financial Group, Inc. (Class A Stock)	2,962,237
119,963	Employers Holdings, Inc.	1,000,491
26,128	Endurance Specialty Holdings Ltd. (Bermuda)	683,509
1,900	FPIC Insurance Group, Inc.*	58,026
2,400	Harleysville Group, Inc.	69,408
79,350	HCC Insurance Holdings, Inc.	1,898,052
53,613	Horace Mann Educators Corp.	470,722
55,621	Infinity Property & Casualty Corp.	1,960,084
47,150	IPC Holdings Ltd. (Bermuda)	1,227,786
10,600	Max Capital Group Ltd. (Bermuda)	175,430
4,800	Meadowbrook Insurance Group, Inc.	28,560
3,300	Navigators Group, Inc.*	149,754
2,400	Phoenix Cos., Inc. (The)	3,744
46,666	Platinum Underwriters Holdings Ltd. (Bermuda)	1,342,581
9,900	PMA Capital Corp. (Class A Stock)*	37,125
23,933	ProAssurance Corp.*	1,051,616
142,800	Protective Life Corp.	1,223,796
115,014	Reinsurance Group of America, Inc.	3,656,295
21,800	RLI Corp.	1,047,054
5,600	Safety Insurance Group, Inc.	185,080
3,800	SeaBright Insurance Holdings, Inc.*	35,264
8,500	Selective Insurance Group	125,460
78,400	State Auto Financial Corp.	1,272,432
758	Tower Group, Inc.	20,610
72,900	United Fire & Casualty Co.	1,361,043
54,700	Zenith National Insurance Corp.	1,246,613

		28,268,110

	Insurance—Property Insurance
3,215	Argo Group International Holdings Ltd. (Bermuda)*	89,988

	Internet Services—0.1%
16,400	EarthLink, Inc.*(a)	124,312
1,000	Forrester Research, Inc.*	25,410
4,600	SonicWALL, Inc.*	24,978
4,100	TIBCO Software, Inc.*	25,912
19,684	United Online, Inc.	104,325
1,300	USA Mobility, Inc.*	14,456

		319,393

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Investment Company
8,315	MCG Capital Corp.	$14,634

	Leisure—0.2%
122,600	Callaway Golf Co.	925,630
17,100	Jakks Pacific, Inc.*	216,315

		1,141,945

	Life Science Tools & Services—0.3%
98,850	PerkinElmer, Inc.	1,440,245

	Machinery—4.3%
48,175	Actuant Corp. (Class A Stock)	590,626
100,000	Barnes Group, Inc.	1,416,000
226,375	Bucyrus International, Inc.	4,914,601
900	Cascade Corp.	21,753
58,000	Crane Co.	1,339,220
27,442	Gardner Denver, Inc.*	730,506
40,675	General Cable Corp.*(a)	1,103,919
33,796	IDEX Corp.	853,349
34,428	Kadant, Inc.*	424,842
76,000	Kennametal, Inc.	1,554,200
67,650	Lincoln Electric Holdings, Inc.	3,012,454
23,125	Lindsay Corp.(a)	899,794
62,000	Mueller Industries, Inc.	1,362,140
12,750	Nordson Corp.	462,570
33,220	Robbins & Myers, Inc.	629,519
23,300	Rofin-Sinar Technologies, Inc.*	496,523
500	Tennant Co.	7,435
8,600	Wabtec Corp.	328,004

		20,147,455

	Machinery & Equipment—0.2%
3,400	Pioneer Drilling Co.*	17,000
73,909	Terex Corp.*	1,019,944

		1,036,944

	Manufacturing—0.5%
1,600	Ameron International Corp.	94,672
3,700	Ceradyne, Inc.*	63,788
9,600	EnPro Industries, Inc.*	153,216
197,700	Hexcel Corp.*	1,895,943

		2,207,619

	Media—0.3%
131,087	Belo Corp. (Class A Stock)	222,848
26,350	Courier Corp.	413,168
11,111	Cumulus Media, Inc.*	13,666
13,000	Lee Enterprises, Inc.	4,940

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Media (continued)
19,400	Sinclair Broadcast Group, Inc. (Class A Stock)	$21,534
21,850	Wiley, (John) & Sons, Inc. (Class A Stock)	740,715

		1,416,871

	Medical Supplies & Equipment—0.7%
2,900	Advanced Energy Industries, Inc.*	24,447
1,100	Arena Pharmaceuticals, Inc.*(a)	3,091
30,941	CONMED Corp.*	412,134
19,439	Kensey Nash Corp.*	407,053
900	Medivation, Inc.*	17,397
122,714	Patterson Cos., Inc.*(a)	2,510,728
2,300	PSS World Medical, Inc.*	33,396
2,500	Seattle Genetics, Inc.*	23,075

		3,431,321

	Metals & Mining—3.1%
25,000	AMCOL International Corp.	484,500
78,000	Carpenter Technology Corp.	1,612,260
102,075	Cliffs Natural Resources, Inc.	2,353,849
1,700	Columbus McKinnon Corp.*	22,032
133,000	Commercial Metals Co.	1,979,040
31,700	Compass Minerals International, Inc.(a)	1,528,574
22,400	GrafTech International Ltd.*	196,896
195,500	IAMGOLD Corp. (Canada)	1,562,045
38,600	Royal Gold, Inc.(a)	1,395,776
62,250	Steel Dynamics, Inc.	775,013
109,700	Timken Co.	1,763,976
4,300	USEC, Inc.*	26,617
30,850	Walter Industries, Inc.	703,380
8,400	Worthington Industries, Inc.(a)	125,160

		14,529,118

	Miscellaneous Manufacturers—0.9%
18,615	AptarGroup, Inc.	577,623
132,800	Harsco Corp.	3,658,640
10,400	Tomkins PLC, ADR (United Kingdom)	105,456

		4,341,719

	Multi-Utilities—0.7%
60,000	OGE Energy Corp.	1,542,600
71,000	Vectren Corp.	1,574,070

		3,116,670

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Oil & Gas—0.4%
40,360	Goodrich Petroleum Corp.*	$925,455
33,100	Lufkin Industries, Inc.	1,155,190

		2,080,645

	Oil & Gas Exploration/Production—1.7%
130,200	Cabot Oil & Gas Corp.	3,930,738
122,800	WGL Holdings, Inc.	3,823,992

		7,754,730

	Oil, Gas & Consumable Fuels—5.2%
41,625	Arena Resources, Inc.*(a)	1,193,389
205,283	Berry Petroleum Co. (Class A Stock)	3,383,064
55,000	Cimarex Energy Co.(a)	1,479,500
3,700	Comstock Resources, Inc.*	127,502
45,335	Concho Resources, Inc.*	1,243,086
26,200	Core Laboratories NV*	2,180,626
60,650	EQT Corporation(a)	2,039,659
105,100	Frontier Oil Corp.(a)	1,335,821
100,500	General Maritime Corp.(a)	997,965
3,500	Harvest Natural Resources, Inc.*	17,850
65,000	Holly Corp.	1,362,400
1,700	Laclede Group, Inc. (The)	58,956
10,850	New Jersey Resources Corp.	357,182
65,700	ONEOK, Inc.	1,719,369
55,000	Penn Virginia Corp.	773,850
3,200	Piedmont Natural Gas Co., Inc.	78,144
1,900	Rosetta Resources, Inc.*	13,395
3,400	RPC, Inc.	36,380
4,100	South Jersey Industries, Inc.	142,311
172,800	St. Mary Land & Exploration Co.	3,087,936
1,900	Toreador Resources Corp.*	7,030
6,200	Trico Marine Services, Inc.*(a)	24,056
65,000	Tsakos Energy Navigation Ltd. (Greece)	1,017,900
2,100	Union Drilling, Inc.*	12,579
6,700	VAALCO Energy, Inc.*	31,959
39,000	World Fuel Services Corp.	1,487,070

		24,208,979

	Paper & Forest Products—0.6%
19,800	Buckeye Technologies, Inc.*	101,970
72,705	Neenah Paper, Inc.	364,252
38,262	Owens-Illinois, Inc.*	933,210
8,900	Rock-Tenn Co. (Class A Stock)	336,064
37,933	Schweitzer-Mauduit International, Inc.	871,321

		2,606,817

	Personell Services
4,900	Kforce, Inc.*	53,459

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Pharmaceuticals—0.1%
900	Auxilium Pharmaceuticals, Inc.*	$20,610
1,700	Cypress Bioscience, Inc.*	12,240
1,400	Par Pharmaceutical Cos., Inc.*	15,022
900	Pharmasset, Inc.*	8,100
10,800	Prestige Brands Holdings, Inc.*	69,768
3,100	ULURU, Inc.*	589
700	United Therapeutics Corp.*(a)	43,967
2,000	Valeant Pharmaceuticals International*	33,520
3,100	Viropharma, Inc.*	17,453

		221,269

	Real Estate Investment Trusts—3.4%
2,600	American Campus Communities, Inc.	56,368
19,100	Anthracite Capital, Inc.	7,640
14,400	Anworth Mortgage Asset Corp.	92,592
5,300	Arbor Realty Trust, Inc.(a)	14,893
11,200	Ashford Hospitality Trust, Inc.	33,824
3,000	Associated Estates Realty Corp.	16,650
10,400	BioMed Realty Trust, Inc.	118,664
2,000	Capital Trust, Inc. (Class A Stock)	3,400
55,533	CBL & Associates Properties, Inc.(a)	440,932
288,600	Chimera Investment Corp.	1,018,758
30,800	DCT Industrial Trust, Inc.(a)	136,136
15,300	DiamondRock Hospitality Co.	99,297
116,240	Education Realty Trust, Inc.	545,166
6,700	Entertainment Properties Trust(a)	154,837
3,500	Equity LifeStyle Properties, Inc.	138,845
144,051	Equity One, Inc.(a)	2,143,479
5,300	Extra Space Storage, Inc.	37,683
6,700	First Potomac Realty Trust(a)	65,593
96,800	Franklin Street Properties Corp.	1,292,280
12,400	Glimcher Realty Trust	30,380
72,200	Healthcare Realty Trust, Inc.(a)	1,212,238
4,600	Hersha Hospitality Trust	16,790
1,300	Home Properties, Inc.	47,372
105,000	HRPT Properties Trust	452,550
8,000	Inland Real Estate Corp.	70,240
45,822	Lexington Realty Trust	176,415
5,600	LTC Properties, Inc.	100,856
2,800	Maguire Properties, Inc.*	3,052
448,826	MFA Mortgage Investments, Inc.	2,643,585
18,948	Mid-America Apartment Communities, Inc.(a)	700,886
17,800	National Retail Properties, Inc.	315,772
52,800	Nationwide Health Properties, Inc.(a)	1,303,632
19,327	NorthStar Realty Finance Corp.(a)	61,266

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
11,500	Omega Healthcare Investors, Inc.	$180,780
10,000	Parkway Properties, Inc.	138,700
7,600	Pennsylvania Real Estate Investment Trust(a)	58,900
500	PS Business Parks, Inc.	21,875
4,000	Saul Centers, Inc.	127,360
19,700	Senior Housing Properties Trust(a)	322,883
54,100	Sovran Self Storage, Inc.(a)	1,219,414
11,899	Sunstone Hotel Investors, Inc.(a)	62,946
10,344	Walter Investment Management Corp.*	82,752

		15,767,681

	Restaurants—0.1%
1,100	Einstein Noah Restaurant Group, Inc.*	11,869
91,121	Wendy’s / Arby’s Group, Inc. (Class A Stock)	455,605

		467,474

	Retail—1.1%
5,900	Asbury Automotive Group, Inc.	57,053
81,357	Cash America International, Inc.	1,819,143
6,800	CEC Entertainment, Inc.*(a)	207,128
3,700	Insight Enterprises, Inc.*	21,164
1,100	Jo-Ann Stores, Inc.*	20,152
17,532	Men’s Wearhouse, Inc. (The)(a)	326,796
2,100	Movado Group, Inc.	19,257
40,086	Pantry, Inc. (The)*	946,831
46,604	PetSmart, Inc.	1,066,300
31,582	Regis Corp.	604,479
4,650	Stage Stores, Inc.	56,963
4,500	Systemax, Inc.	75,870

		5,221,136

	Retail & Merchandising—0.5%
49,162	Bebe Stores, Inc.	452,290
23,300	CarMax, Inc.*(a)	297,308
4,200	Children’s Place Retail Stores, Inc. (The)*	119,448
6,700	Collective Brands, Inc.*(a)	97,284
1,000	Deckers Outdoor Corp.*	56,520
60,049	DSW, Inc. (Class A Stock)*(a)	652,733
9,700	Finish Line, Inc. (The) (Class A Stock)	82,450
7,600	Jos. A. Bank Clothiers, Inc.*(a)	307,344
4,000	Shoe Carnival, Inc.*	46,640

		2,112,017

	Retail Apparel
6,200	Dress Barn, Inc.*(a)	93,868
2,900	Warnaco Group, Inc. (The)*	83,636

		177,504

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Road & Rail—0.3%
3,500	Arkansas Best Corp.	$80,780
31,750	Landstar System, Inc.	1,130,618

		1,211,398

	Semiconductors—1.5%
11,200	Amkor Technology, Inc.*(a)	48,272
8,150	Applied Micro Circuits Corp.*	44,417
2,500	Brooks Automation, Inc.*	15,550
6,600	Cirrus Logic, Inc.*	30,690
600	Cohu, Inc.	5,856
4,800	DSP Group, Inc.*	30,192
67,901	Emulex Corp.*	710,923
19,658	Entegris, Inc.*	29,094
51,034	Itron, Inc.*	2,347,564
7,000	IXYS Corp.	66,780
4,700	Kulicke & Soffa Industries, Inc.*(a)	18,800
6,300	Lattice Semiconductor Corp.*	10,962
112,250	Microsemi Corp.*	1,506,395
5,100	MKS Instruments, Inc.*	79,815
1,600	Pericom Semiconductor Corp.*	14,256
24,400	PMC—Sierra, Inc.*	193,248
43,120	Richardson Electronics Ltd.	154,370
27,500	Skyworks Solutions, Inc.*	243,100
2,800	Standard Microsystems Corp.*	44,408
4,100	TriQuint Semiconductor, Inc.*	15,703
57,100	Varian Semiconductor Equipment Associates, Inc.*(a)	1,461,189

		7,071,584

	Semiconductors & Semiconductor Equipment
34,200	Himax Technologies, Inc., ADR (Taiwan)	92,682

	Software—1.7%
3,700	CSG Systems International, Inc.*	53,650
30,775	FactSet Research Systems, Inc.(a)	1,649,232
160,872	Lawson Software, Inc.*	867,100
120,364	Sybase, Inc.*(a)	4,087,561
83,375	Tyler Technologies, Inc.*	1,375,688

		8,033,231

	Specialized Consumer Services—0.3%
74,250	Hillenbrand, Inc.	1,349,865

	Specialty Retail—1.2%
118,950	Aaron Rents, Inc.(a)	3,991,962
60,970	Abercrombie & Fitch Co. (Class A Stock)(a)	1,649,848

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Specialty Retail (continued)
6,375	Brown Shoe Co., Inc.	$40,991

		5,682,801

	Telecommunications—1.7%
5,300	Adaptec, Inc.*	15,158
3,500	Anixter International, Inc.*	139,230
285,516	Arris Group, Inc.*	3,046,455
1,400	Atlantic Tele-Network, Inc.	30,912
32,475	Black Box Corp.	888,841
3,600	Centennial Communications Corp.*	29,772
43,800	Cincinnati Bell, Inc.*	122,202
1,800	Consolidated Communications Holdings, Inc.	20,250
6,900	Finisar Corp.*	4,554
5,800	Harmonic, Inc.*	42,514
4,400	Harris Stratex Networks, Inc.*	17,688
5,700	MasTec, Inc.*	71,307
4,000	MRV Communications, Inc.*	1,840
3,100	Newport Corp.*	15,469
3,700	Plantronics, Inc.	47,138
2,300	Polycom, Inc.*(a)	42,872
10,600	Premiere Global Services, Inc.*	111,724
71,000	SBA Communications Corp. (Class A Stock)*(a)	1,789,200
3,800	Symmetricon, Inc.*	18,924
113,125	Syniverse Holdings, Inc.*(a)	1,425,375
5,600	Tekelec*	86,800
9,400	Virgin Mobile USA, Inc.*	19,270

		7,987,495

	Textiles & Apparel—1.7%
400	Oxford Industries, Inc.	3,896
6,350	Perry Ellis International, Inc.*	46,546
210,050	Phillips-Van Heusen Corp.	6,097,751
2,400	Quiksilver, Inc.*	3,960
2,900	Skechers USA, Inc. (Class A Stock)*	33,930
83,000	Wolverine World Wide, Inc.	1,728,890

		7,914,973

	Textiles, Apparel & Luxury Goods—0.3%
95,475	Hanesbrands, Inc.*(a)	1,571,518

	Thrifts & Mortgage Finance—0.6%
204,100	Astoria Financial Corp.	1,685,866
74,000	Washington Federal, Inc.	960,520

		2,646,386

	Tobacco—0.3%
43,700	Universal Corp.(a)	1,317,992

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Trading Companies & Distributors—0.8%
77,250	Applied Industrial Technologies, Inc.(a)	$1,738,125
42,300	Watsco, Inc.(a)	1,816,785

		3,554,910

	Transportation—0.2%
7,000	Aircastle Ltd.	46,200
3,900	Atlas Air Worldwide Holdings, Inc.*	103,545
8,700	GulfMark Offshore, Inc.*	233,856
22,381	Kansas City Southern*(a)	341,310
4,400	Knightsbridge Tankers Ltd. (Bermuda)	58,212
3,500	Marten Transport Ltd.*	72,590
1	PHI, Inc.*	12

		855,725

	Water Utilities
1,600	American States Water Co.	55,248
2,200	California Water Service Group	85,866

		141,114

	TOTAL LONG-TERM INVESTMENTS (cost $500,249,082)	442,710,300

PRINCIPAL AMOUNT (000)#	SHORT-TERM INVESTMENTS—26.6%

	U.S. TREASURY OBLIGATION—0.1%
$230	U.S. Treasury Note(k) 3.125%, 11/30/09 (cost $233,365)	233,693

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND—26.5%
123,819,190	Dryden Core Investment Fund—Taxable Money Market Series (cost $123,819,190; includes $101,245,478 of cash collateral for securities on loan)(b)(w)	123,819,190

	TOTAL SHORT-TERM INVESTMENTS (cost $124,052,555)	124,052,883

	TOTAL INVESTMENTS—121.6% (cost $624,301,637; Note 5)	566,763,183
	Liabilities in excess of other assets(x)—(21.6%)	(100,704,182)

	NET ASSETS—100%	$466,059,001

The following abbreviation is used in Portfolio descriptions:

ADR—American	Depositary Receipt
*	Non-income producing security.

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $96,752,746; cash collateral of $101,245,478 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Open futures contracts outstanding at April 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2009	Unrealized Appreciation
Long Positions:
21	Russell 2000	June 09	$967,720	$1,022,070	$54,350

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$566,529,490	$54,350
Level 2—Other Significant Observable Inputs	233,693	—
Level 3—Significant Unobservable Inputs	—	—

Total	$566,763,183	$54,350

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and April 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

Affiliated Money Market Mutual Fund	26.5%
Insurance	6.1
Oil, Gas & Consumable Fuels	5.2
Machinery	4.3
Chemicals	3.8
Banks	3.4
Real Estate Investment Trusts	3.4
Metals & Mining	3.1
Gas Utilities	2.8
Electronics	2.4
Aerospace/Defense	2.4

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

Industry (cont’d.)
Financial Services	2.3%
Healthcare Equipment & Supplies	2.3
Computer Services & Software	2.2
Consumer Products & Services	2.0
Food Products	1.9
Commercial Banks	1.8
Software	1.7
Telecommunications	1.7
Healthcare Providers & Services	1.7
Textiles & Apparel	1.7
Oil & Gas Exploration/Production	1.7
Commercial Services	1.6
Semiconductors	1.5
Containers & Packaging	1.5
Electronic Components	1.4
Construction & Engineering	1.3
Specialty Retail	1.2
Foods	1.2
Retail	1.1
Healthcare Services	1.1
Electric Utilities	1.0
Commercial Services & Supplies	1.0
Hotels, Restaurants & Leisure	1.0
Energy Equipment & Services	0.9
Business Services	0.9
Miscellaneous Manufacturers	0.9
Electrical Equipment	0.9
Exchange Traded Funds	0.9
Trading Companies & Distributors	0.8
Capital Markets	0.7
Medical Supplies & Equipment	0.7
Industrial Products	0.7
Multi-Utilities	0.7
Financial—Bank & Trust	0.7
Computer Hardware	0.7
Computers & Peripherals	0.6
Diversified Financials	0.6
Thrifts & Mortgage Finance	0.6
Paper & Forest Products	0.6
Food & Drug Retailers	0.5
Entertainment & Leisure	0.5
Building Products	0.5
Manufacturing	0.5
Drugs & Healthcare	0.5
Retail & Merchandising	0.5
Oil & Gas	0.5

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Household Durables	0.4%
Consumer Finance	0.4
Airlines	0.4
Textiles, Apparel & Luxury Goods	0.3
Environmental Services	0.3
Communications Equipment	0.3
Life Science Tools & Services	0.3
Media	0.3
Specialized Consumer Services	0.3
Tobacco	0.3
Clothing & Apparel	0.3
Household Products	0.3
Home Builders	0.3
Road & Rail	0.3
Leisure	0.2
Automotive Parts	0.2
Beverages	0.2
Electric	0.2
Machinery & Equipment	0.2
Distribution/Wholesale	0.2
Diversified Telecommunication Services	0.2
Transportation	0.2
Auto Related	0.1
Restaurants	0.1
Consumer Services	0.1
Biotechnology	0.1
Internet Services	0.1
Building Materials	0.1
U.S. Treasury Obligations	0.1
Pharmaceuticals	0.1

121.6
Liabilities in excess of other assets	(21.6)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

International Equity Portfolio	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—97.0%

	COMMON STOCKS

	Australia—1.9%
84,400	Amcor Ltd.	$293,807
55,100	Aristocrat Leisure Ltd.	144,158
38,900	Australia & New Zealand Banking Group Ltd.	449,502
59,700	AWB Ltd.	57,922
123,600	BlueScope Steel Ltd.	210,193
129,600	Centennial Coal Co. Ltd.	171,420
80,400	Downer Edi Ltd.	293,906
43,700	National Australia Bank Ltd.	655,187
97,389	OZ Minerals Ltd.	53,083
154,900	Pacific Brands Ltd.	78,802
278,900	Qantas Airways Ltd.	401,327

		2,809,307

	Belgium—0.1%
28,600	AGFA-Gevaert NV*	63,945
10,300	Dexia NV/SA	49,955

		113,900

	Bermuda—0.3%
13,200	Covidien Ltd.	435,336

	Brazil—1.5%
105,000	BM&F Bovespa SA	431,714
46,100	Empresa Brasileira de Aeronautica SA, ADR	747,742
72,400	Redecard SA	911,222

		2,090,678

	Canada—4.4%
46,800	Canadian National Railway Co.	1,891,923
29,600	Canadian Natural Resources Ltd.	1,364,532
13,800	Potash Corp. of Saskatchewan, Inc.	1,193,562
77,100	Rogers Communications, Inc. (Class B Stock)	1,894,387

		6,344,404

	China—4.1%
4,200	Baidu.com, Inc., ADR*	978,180
678,800	China Life Insurance Co. Ltd. (Class H Stock)	2,395,492
689,485	China Merchants Bank Co. Ltd. (Class H Stock)	1,247,293
2,169,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,248,216

		5,869,181

	Denmark—3.1%
21,000	Danske Bank A/S*	230,332
25,600	H. Lundbeck A/S	463,162

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Denmark (continued)
47,316	Novo Nordisk A/S (Class B Stock)	$2,251,336
24,470	Vestas Wind Systems A/S*	1,588,384

		4,533,214

	Finland—2.4%
45,742	Fortum Oyj	922,626
136,600	Nokia Oyj	1,940,194
16,700	Rautaruukki Oyj	310,730
25,900	TietoEnator Oyj	332,734

		3,506,284

	France—10.0%
10,033	Air Liquide SA	816,372
320	Arkema SA	7,381
78,200	AXA SA	1,313,893
41,753	BNP Paribas	2,198,040
2,100	Ciments Francais SA	190,204
10,700	Compagnie Generale des Establissements Michelin (Class B Stock)	547,716
32,000	Credit Agricole SA	467,890
76,077	France Telecom SA	1,688,912
28,500	Groupe Danone	1,355,650
32,817	LVMH Moet Hennessy Louis Vuitton SA	2,477,646
11,300	Rallye SA	229,724
32,800	Safran SA	391,473
21,400	Sanofi-Aventis SA	1,239,320
4,700	Societe Generale	240,210
5,100	Thales SA	211,572
47,000	THOMSON*	63,285
12,800	Total SA	640,458
10,000	Vivendi	268,891

		14,348,637

	Germany—8.0%
19,300	BASF SE	728,336
13,700	Daimler AG	491,147
34,300	Deutsche Bank AG	1,829,125
15,100	Deutsche Lufthansa AG	192,626
50,013	E.ON AG	1,691,289
23,900	Fresenius Medical Care AG & Co. KGaA	927,469
8,000	Hannover Rueckversicherung AG*	259,221
7,400	Heidelberger Druckmaschinen AG	53,538
8,200	Metro AG	348,807
13,400	MTU Aero Engines Holding AG*	451,215
9,000	Muenchener Rueckversicherungs AG	1,243,533
5,400	Norddeutsche Affinerie AG	153,000
4,000	RWE AG	288,354
56,329	SAP AG	2,165,642
33,800	ThyssenKrupp AG	723,108

		11,546,410

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Greece—1.5%
73,728	National Bank of Greece SA	$1,533,240
21,850	OPAP SA	674,077

		2,207,317

	Guernsey—0.9%
62,300	Amdocs Ltd.*	1,303,939

	Hong Kong—3.2%
613,600	Chaoda Modern Agriculture Holdings Ltd.	351,531
153,078	China Mobile Ltd.	1,329,301
157,500	CITIC Pacific Ltd.	232,082
177,704	Hong Kong Exchanges and Clearing Ltd.	2,072,818
177,000	Noble Group Ltd.	155,421
159,280	Orient Overseas International Ltd.	461,395

		4,602,548

	Ireland—0.1%
37,500	Allied Irish Banks PLC	45,849
31,300	Irish Life & Permanent PLC	79,096

		124,945

	Israel—2.4%
78,800	Teva Pharmaceutical Industries Ltd., ADR	3,458,532

	Italy—1.3%
54,700	ENI SpA	1,173,816
12,200	Finmeccanica SpA	171,864
10,000	Fondiaria SAI SpA	166,300
243,800	Telecom Italia SpA	308,284

		1,820,264

	Japan—12.5%
4,800	Aeon Credit Service Co. Ltd.	54,512
4,650	Aiful Corp.	9,100
30,300	Alpine Electronics, Inc.	244,256
37,000	Alps Electric Co. Ltd.	196,968
13,400	Aoyama Trading Co. Ltd.	192,263
92,000	Asahi Kasei Corp.	369,418
16,600	Astellas Pharma, Inc.	540,316
18,200	Circle K Sunkus Co. Ltd.	254,675
32,000	Cosmo Oil Co. Ltd.	91,178
145,000	Denki Kagaku Kogyo Kabushiki Kaisha	320,523
18,075	Fanuc Ltd.	1,295,784
91,000	Fuji Heavy Industries Ltd.	363,557
24,200	Hitachi Capital Corp.	266,244

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Japan (continued)
18,900	Hitachi Information Systems Ltd.	$334,228
8,500	Honda Motor Co. Ltd.	245,209
120	KDDI Corp.	537,822
64,642	Komatsu Ltd.	799,012
93,800	Kurabo Industries Ltd.	182,616
13,300	Kyoei Steel Ltd.	265,946
18,000	Kyowa Exeo Corp.	140,357
145,800	Marubeni Corp.	526,311
45,500	Mitsubishi Corp.	696,664
17,000	Mitsui & Co. Ltd.	178,929
99,200	Mizuho Financial Group, Inc.	207,212
18,900	Nifco, Inc.	249,522
6,289	Nintendo Co. Ltd.	1,677,790
78,000	Nippon Express Co. Ltd.	277,611
34,000	Nippon Shokubai Co. Ltd.	208,234
18,000	Nippon Telegraph & Telephone Corp.	671,669
58,100	Nissan Motor Co. Ltd.	300,456
300	NTT DoCoMo, Inc.	416,751
18,400	Omron Corp.	273,332
17,100	Panasonic Corp.	247,952
26,000	Ricoh Co. Ltd.	317,157
133,000	Sanwa Holdings Corp.	366,822
30,000	Seino Holdings Corp.	163,963
23,600	Sumitomo Corp.	204,125
49,300	Sumitomo Electric Industries Ltd.	476,903
73,000	Sumitomo Heavy Industries Ltd.	302,008
9,200	Sumitomo Mitsui Financial Group, Inc.	317,177
11,200	Suzuken Co. Ltd.	275,968
12,500	Takeda Pharmaceutical Co. Ltd.	443,622
59,200	Toyota Motor Corp.	2,311,093
21,000	UNY Co. Ltd.	152,677

		17,967,932

	Liechtenstein—0.2%
3,300	Verwaltungs und Privat Bank AG	258,618

	Mexico—2.1%
40,500	America Movil SAB de CV (Class L Stock), ADR	1,330,425
611,000	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,659,604

		2,990,029

	Netherlands—3.0%
36,600	Aegon NV	184,084
10,100	CSM NV	128,157
59,700	ING Groep NV, ADR	544,179
13,100	Koninklijke DSM NV	406,260
19,300	Oce NV	122,148
4,300	Royal Dutch Shell PLC (Class A Stock)	98,619

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Netherlands (continued)
73,212	Royal Dutch Shell PLC (Class B Stock)	$1,656,831
23,707	Schlumberger Ltd.	1,161,406

		4,301,684

	New Zealand—0.2%
515,100	Air New Zealand Ltd.	305,962

	Norway—0.7%
59,200	DnB NOR ASA*	368,476
33,400	Norsk Hydro ASA*	147,270
28,797	StatoilHydro ASA	536,704

		1,052,450

	Singapore—0.7%
389,160	MobileOne Ltd.	386,400
118,000	Neptune Orient Lines Ltd.	103,614
67,580	Singapore Airlines Ltd.	488,420

		978,434

	Spain—3.4%
59,849	Banco Bilbao Vizcaya Argentaria SA	648,629
120,600	Banco Santander SA	1,160,045
33,700	Repsol YPF SA	640,560
126,000	Telefonica SA	2,420,347

		4,869,581

	Sweden—2.6%
29,500	Electrolux AB (Class B Stock)*	332,397
57,887	Hennes & Mauritz AB (Class B Stock)	2,577,122
65,200	Nordea Bank AB	484,980
18,700	Svenska Handelsbanken AB	325,763

		3,720,262

	Switzerland—8.7%
6,500	Baloise Holding AG	477,176
47,800	Clariant AG*	269,681
9,700	Credit Suisse Group AG	379,042
1,300	Georg Fischer AG*	218,165
1,659	Givaudan SA	1,050,343
41,222	Julius Baer Holding AG	1,352,275
65,474	Logitech International SA*	875,009
67,800	Nestle SA	2,210,058
35,605	Novartis AG	1,347,589
1,900	Rieter Holding AG	281,158
15,600	Roche Holding AG	1,967,225

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Switzerland (continued)
15,000	Swiss Reinsurance Co.	$356,057
2,500	Swisscom AG	651,892
5,900	Zurich Financial Services AG	1,096,400

		12,532,070

	Turkey—0.7%
192,000	Turkcell Iletisim Hizmet AS	981,139

	United Kingdom—17.0%
596,800	ARM Holdings PLC	1,048,187
31,100	AstraZeneca PLC	1,088,981
71,300	Aviva PLC	328,268
199,100	Barclays PLC	808,366
230,589	Beazley Group PLC	343,302
254,000	BP PLC	1,794,932
137,900	Bradford & Bingley PLC*	—
51,893	British American Tobacco PLC	1,251,496
143,356	British Sky Broadcasting Group PLC	1,020,554
453,600	BT Group PLC	625,117
79,277	Carnival PLC	2,178,491
86,200	Centrica PLC	288,198
48,200	Dairy Crest Group PLC	220,610
52,400	Drax Group PLC	397,369
185,400	GKN PLC	325,288
30,700	GlaxoSmithKline PLC	472,879
52,600	IMI PLC	275,773
286,800	Legal & General Group PLC	243,660
77,200	Marston’s PLC	194,294
184,500	Northern Foods PLC	168,015
366,300	Old Mutual PLC	364,945
59,014	Reckitt Benckiser Group PLC	2,316,606
181,700	Royal & Sun Alliance Insurance Group PLC	349,568
63,628	SABMiller PLC	1,066,913
243,100	Smith & Nephew PLC	1,710,366
15,100	Spectris PLC	131,032
167,736	Standard Chartered PLC	2,594,761
40,100	Tate & Lyle PLC	162,530
100,600	Tomkins PLC	256,827
54,900	TT Electronics PLC	22,989
355,200	Vodafone Group PLC	652,848
95,184	Vodafone Group PLC, ADR	1,746,626

		24,449,791

	TOTAL COMMON STOCKS (cost $188,895,659)	139,522,848

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	RIGHTS*

	Belgium
20,900	Fortis, expiring 03/09/14	$—

	Netherlands
10,100	CSM, expiring, 05/06/09	—

	TOTAL RIGHTS (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $188,895,659)	139,522,848

	SHORT-TERM INVESTMENT—1.1%

	AFFILIATED MONEY MARKET MUTUAL FUND
1,517,007	Dryden Core Investment Fund—Taxable Money Market Series (cost $1,517,007)(w)	1,517,007

	TOTAL INVESTMENTS(o)—98.1% (cost $190,412,666; Note 5)	141,039,855
	Other assets in excess of liabilities(x)—1.9%	2,782,641

	NET ASSETS—100%	$143,822,496

The following abbreviations are used in Portfolio descriptions:

ADR—American	Depositary Receipt
AUD—Australian	Dollar
EUR—Euro
GBP—British	Pound
JPY—Japanese	Yen
MXN—Mexican	Peso
*	Non-income producing security.
(o)	As of April 30, 2009, 114 securities representing $83,698,987 and 58.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at April 30, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/04/09	AUD	1	$718	$720	$2
Euro,
Expiring 06/16/09	EUR	3,991	5,366,592	5,279,440	(87,152)
Japanese Yen,
Expiring 05/07/09	JPY	1,508	15,645	15,293	(352)

			$5,382,955	$5,295,453	$(87,502)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 06/19/09	GBP	1,085	$1,662,817	$1,605,063	$57,754
Euro,
Expiring 06/16/09	EUR	5,090	6,784,318	6,733,237	51,081
Mexican Peso,
Expiring 05/29/09	MXN	35,630	2,553,017	2,566,297	(13,280)

			$11,000,152	$10,904,597	$95,555

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities		Other Financial Instruments*
Level 1—Quoted Prices	$57,340,868		—
Level 2—Other Significant Observable Inputs	83,698,987		$8,053
Level 3—Significant Unobservable Inputs	—	**	—

Total	$141,039,855		$8,053

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value.

Investment in Securities
Balance as of 10/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—	**

Balance as of 4/30/09	—	**

**	As of 4/30/09, there were two Level 3 securities valued at $0.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2009 were as follows:

Commercial Banks	11.8%
Telecommunications	11.3
Pharmaceuticals	9.5
Insurance	6.6
Oil & Gas	6.4
Chemicals	3.7
Retail	3.5
Entertainment & Leisure	3.3
Financial Services	3.2
Foods	3.1
Automobile Manufacturers	2.8
Home Furnishings	2.2
Electronic Components	2.2
Media	2.2
Holding Companies—Diversified	2.1
Electric	2.0
Transportation	2.0
Machinery & Equipment	1.9
Healthcare Products & Services	1.9
Software	1.5
Aerospace & Defense	1.5
Financial—Bank & Trust	1.4
Affiliated Money Market Mutual Fund	1.1
Computer Hardware	1.0
Iron/Steel	1.0
Auto Parts & Related	1.0
Airlines	0.9
Tobacco	0.9
Beverages	0.8
Semiconductors	0.7
Internet	0.7
Distribution/Wholesale	0.6
Metals	0.4
Office Equipment	0.3
Healthcare-Products	0.3
Agriculture	0.3
Lumber & Wood Products	0.3
Miscellaneous Manufacturers	0.3
Equipment Services	0.2
Containers & Packaging	0.2
Multi-Utilities	0.2
Miscellaneous Manufacturing	0.2
Clothing & Apparel	0.1
Construction Materials	0.1
Textiles	0.1
Energy—Coal	0.1
Engineering/Construction	0.1
Consumer Products & Services	0.1

98.1
Other assets in excess of liabilities	1.9

100.0%

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2009 (Unaudited)	International Bond Portfolio

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—123.3%

		FOREIGN BONDS—72.5%

		Australia—3.3%
AUD	1,000	New South Wales Treasury Corp., Local Gov. Gtd. Notes 6.00%, 05/01/12	$761,314

		Canada—3.1%
CAD	100	Canadian Government Bond, Series A-76 9.00%, 06/01/25	136,005
CAD	200	Province of Ontario, Bonds 4.70%, 06/02/37	161,006
CAD	200	5.85%, 03/08/33	185,114
CAD	100	Debs. 6.20%, 06/02/31	96,181
EUR	100	Toronto-Dominion Bank, Sr. Unsec’d. Notes, MTN 5.375%, 05/14/15	136,021

			714,327

		Denmark—1.6%
DKK	1,100	Denmark Government Bond 6.00%, 11/15/11	213,942
DKK	960	Realkredit Danmark A/S 4.10%(c), 10/01/38	162,477

			376,419

		France—7.4%
EUR	80	Credit Suisse Group Capital Guernsey V Ltd., Bank Gtd. Notes 6.905%(c), 11/29/49	74,094
EUR	100	France Government Bonds 4.00%, 04/25/55	129,730
EUR	750	5.75%, 10/25/32	1,216,354
EUR	70	France Telecom SA, Sr. Unsec’d. Notes, MTN 8.125%, 01/28/33	114,893
	$100	Societe Financement de l’economie Francaise Gov. Gtd. Notes, 144A (original cost $99,613; purchased 04/23/09)(f)(g) 3.375%, 05/05/14	99,274
	100	Vivendi, Notes, 144A (original cost $99,397; purchased 04/01/08)(f)(g) 5.75%, 04/04/13	95,807

			1,730,152

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		FOREIGN BONDS (continued)

		Germany—22.6%
EUR	200	Bundesrepublik Deutschland, Bonds 4.00%, 01/04/37	$265,107
EUR	2,670	4.25%, 01/04/14	3,827,518
EUR	300	5.50%, 01/04/31	471,637
EUR	230	5.625%, 01/04/28	363,971
	$100	Deutsche Bank AG, Sr. Unsec’d. Notes 4.875%, 05/20/13	99,305
EUR	95	Immeo Residential Finance PLC, Series 2, Class A 1.81%(c), 12/15/16	86,809
EUR	100	Kreditanstalt Fuer Wiederaufbau, Gtd. Notes 3.875%, 01/21/19	130,403

			5,244,750

		Ireland—2.3%
EUR	120	Atlantes Mortgage PLC, Series 1, Class A 1.685%(c), 01/17/36	137,183
GBP	200	GE Capital UK Funding, Gtd. Notes, MTN 6.00%, 04/11/13	278,008
EUR	100	German Postal Pensions Securitisation PLC, Sr. Sec’d. Notes 3.375%, 01/18/16	127,800

			542,991

		Italy—0.9%
EUR	72	Argo Mortgages, Series 1, Class A 1.90%(c), 10/28/36	90,926
EUR	100	Locat Securitisation Vehicle, Series 2006-4, Class A2 1.847%(c), 12/12/28	122,045

			212,971

		Japan—16.0%
		Japan Finance Org. for Municipal Enterprises, Foreign Gov’t. Gtd. Notes
JPY	1,000	1.55%, 02/21/12	10,360

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		FOREIGN BONDS (continued)

		Japan (continued)
JPY	10,000	Japanese Government Bonds, Series 14 2.40%, 03/20/34	$106,009
		Series 19
JPY	30,000	2.30%, 06/20/35	311,356
		Series 20
JPY	30,000	2.50%, 09/20/35	324,270
		Series 23
JPY	20,000	2.50%, 06/20/36	217,007
		Series 63
JPY	60,000	1.20%, 03/20/12	620,449
		Series 289
JPY	10,000	1.50%, 12/20/17	103,243
JPY	20,000	Japanese Government CPI Linked Bond, Series 6, TIPS 0.80%, 12/10/15	179,559
		Series 10, TIPS
JPY	120,000	1.10%, 12/10/16	1,071,998
		Series 11, TIPS
JPY	40,000	1.20%, 03/10/17	358,524
		Series 14, TIPS
JPY	20,000	1.20%, 12/10/17	176,259
		Series 16, TIPS
JPY	20,000	1.40%, 06/10/18	177,303
JPY	7,071	JLOC Ltd., Series 36A, Class A1, 144A (original cost $59,558; purchased 04/23/07)(f)(g) 0.896%(c), 02/16/16	69,459

			3,725,796

		Luxembourg—0.2%
	$49	Gazstream SA for Gazprom OAO, Gtd. Notes 5.625%, 07/22/13	46,515

		Netherlands—5.5%
EUR	500	Arena BV, Series 2003-I, Class A2 4.30%(c), 05/19/55	653,754
EUR	331	Dutch MBS BV, Series X, Class A 1.79%(c), 10/02/79	427,022
EUR	200	ING Bank NV, Gov. Gtd. Notes, 144A (original cost $199,614; purchased 03/12/09)(f)(g) 3.90%, 03/19/14	198,591

			1,279,367

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		FOREIGN BONDS (continued)

		South Korea—0.5%
EUR	100	Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN 5.75%, 05/22/13	$122,194

		Spain—0.3%
	$100	Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (original cost $100,000; purchased 10/18/07)(f)(g) 6.671%(c), 10/29/49	62,500

		Switzerland—0.8%
	200	UBS AG, Sr. Unsec’d. Notes, MTN 5.75%, 04/25/18	172,964

		United Kingdom—8.0%
	200	Barclays Bank PLC, Sr. Sub. Notes, 144A (original cost $198,654; purchased 12/07/07)(f)(g) 6.05%, 12/04/17	160,205
		Sub. Notes, 144A
		(original cost $100,000; purchased 04/18/08)(f)(g)
	100	7.70%(c), 04/29/49	63,028
EUR	200	Chester Asset Receivables Dealings No 11, Series A, Notes 6.125%, 12/15/12	261,800
EUR	300	Inter-American Development Bank, Unsub. Notes 5.50%, 03/30/10	410,149
EUR	60	Ladbrokes Group Finance PLC, Gtd. Notes, MTN 6.50%, 07/17/09	78,710
	100	Lloyds Banking Group PLC, Jr. Sub. Notes, 144A (original cost $98,011; purchased 05/10/07)(f)(g) 5.92%(c), 09/29/49	27,500
CAD	100	National Grid PLC, Sr. Unsec’d. Notes, MTN (original cost $89,690; purchased 11/03/06)(f)(g) 4.98%, 06/22/11	83,461
GBP	200	United Kingdom Gilt, Bonds 4.50%, 12/07/42	302,093

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		FOREIGN BONDS (continued)

		United Kingdom (continued)
GBP	200	4.75%, 03/07/20	$324,393
GBP	100	4.75%, 12/07/38	157,630

			1,868,969

		TOTAL FOREIGN BONDS (cost $16,518,645)	16,861,229

		UNITED STATES BONDS—50.8%

		Asset Backed Securities—9.9%
	$2	CIT Group Home Equity Loan Trust, Series 2002-1, Class AV 0.728%(c), 03/25/33	2,101
EUR	650	Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4 5.375%, 04/10/13	830,850
	227	Ford Credit Auto Owner Trust, Series 2008-C, Class A2B 1.351%(c), 01/15/11	226,040
	45	Master Asset Backed Securities Trust, Series 2006-WMC1, Class A2 0.548%(c), 02/25/36	43,526
EUR	550	MBNA Credit Card Master Note Trust, Series 2002-A2, Class A 5.60%, 07/17/14	676,203
EUR	250	SLM Student Loan Trust, Series 2003-7, Class A5B 3.80%, 12/15/33	326,561
		Series 2008-7, Class A2
	200	1.592%(c), 10/25/17	191,490

			2,296,771

		Collateralized Mortgage Obligations—9.4%
	96	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1 5.66%(c), 09/25/45	50,974
	62	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1 5.427%(c), 02/25/36	38,498
	8	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 1A2 4.701%(c), 08/25/33	6,839
		Series 2004-10, Class 13A1
	56	5.008%(c), 01/25/35	45,930
		Series 2005-2, Class A1
	86	2.94%(c), 03/25/35	69,980
		Series 2005-2, Class A2
	33	2.472%(c), 03/25/35	26,882

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	UNITED STATES BONDS (continued)

	Collateralized Mortgage Obligations (continued)
	Series 2005-5, Class A1
$66	2.65%(c), 08/25/35	$51,570
	Series 2005-5, Class A2
55	4.55%(c), 08/25/35	43,120
48	Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1 5.491%(c), 09/25/35	24,890
	Series 2005-9, Class 24A1
51	5.544%(c), 11/25/35	20,148
	Series 2006-5, Class 2A2
64	6.25%(c), 08/25/36	28,652
28	Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB2, Class 2A 4.699%(c), 03/25/34	22,737
	Series 2005-6, Class A1
36	4.05%(c), 08/25/35	26,422
	Series 2006-AR1, Class 1A1
272	4.90%(c), 10/25/35	179,157
105	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 0.777%(c), 11/20/35	42,154
	Series 2005-62, Class 2A1
124	2.514%(c), 12/25/35	49,309
	Series 2005-76, Class 2A1
85	2.514%(c), 02/25/36	34,399
100	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3 5.311%, 12/15/39	70,938
11	CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1 4.751%(c), 08/25/33	9,240
38	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1 6.00%, 07/25/44	39,663
2	Federal Home Loan Mortgage Corp., Series 2395, Class FT 0.901%(c), 12/15/31	2,341
	Series 2682, Class JB
136	4.50%, 09/15/19	138,042
	Series R006, Class ZA
120	6.00%, 04/15/36	127,192
156	Federal National Mortgage Assoc., Series 2006-5, Class 3A2 4.629%(c), 05/25/35	157,559

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	UNITED STATES BONDS (continued)

	Collateralized Mortgage Obligations (continued)
$142	Freddie Mac, Series 3346, Class FA 0.681%(c), 02/15/19	$138,336
36	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1 5.50%, 09/25/34	33,886
10	Harborview Mortgage Loan Trust, Series 2003-1, Class A 4.957%(c), 05/19/33	7,854
35	Indymac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A 0.678%(c), 07/25/35	14,359
100	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2 5.161%, 10/12/37	97,015
100	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A (original cost $92,250; purchased 06/26/08)(f)(g) 0.944%(c), 07/09/21	78,555
5	Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 1A1 5.366%(c), 02/25/33	3,977
62	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A 4.25%(c), 10/25/35	46,045
200	Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2 4.74%, 11/13/36	189,311
143	Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 0.618%(c), 06/25/46	57,083
100	Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A3 0.658%(c), 09/25/47	22,292
210	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR11, Class 1A1 4.616%(c), 06/25/35	186,282

		2,181,631

	Corporate Bonds—14.7%
100	American Express Credit Corp., Sr. Unsec’d. Notes, MTN 1.838%(c), 05/27/10	95,708
100	5.875%, 05/02/13	98,517

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		UNITED STATES BONDS (continued)

		Corporate Bonds (continued)
	$100	American International Group, Inc., Jr. Sub. Debs., 144A (original cost $100,000; purchased 05/13/08)(f)(g) 8.175%(c), 05/15/68	$11,505
		Jr. Sub. Notes
EUR	100	4.875%(c), 03/15/67	2,646
GBP	100	8.625%(c), 05/22/68	4,808
		Sr. Unsec’d. Notes, MTN
EUR	100	1.556%(c), 04/26/11	59,669
	100	5.85%, 01/16/18	33,745
	100	Bank of America Corp., Jr. Sub. Notes 8.125%(c), 12/29/49	56,792
		Sub. Notes, MTN
EUR	100	4.75%(c), 05/23/17	76,743
	200	Citigroup, Inc., Jr. Sub. Notes 8.40%(c), 04/29/49	133,774
	100	Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes 5.85%, 04/01/18	101,560
	100	COX Communications, Inc., Sr. Unsec’d. Notes 6.75%, 03/15/11	102,047
	48	Dynegy Roseton/Danskammer Pass-Through Trust, Series A, Pass-Through Certificates 7.27%, 11/08/10	46,087
	100	El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A (original cost $106,250; purchased 03/15/07)(f)(g) 7.75%, 07/15/11	99,242
	100	Exelon Corp., Sr. Unsec’d. Notes 4.90%, 06/15/15	88,220
EUR	100	GMAC LLC, Sr. Unsec’d. Notes 4.75%, 09/14/09	112,464
CAD	100	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes (original cost $90,598; purchased 11/03/06)(f)(g) 5.25%, 06/01/16	74,968
	100	6.15%, 04/01/18	94,323

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		UNITED STATES BONDS (continued)

		Corporate Bonds (continued)
EUR	100	HBOS Euro Finance LP, Bank Gtd. Notes 7.627%(c), 12/29/49	$37,047
	$200	HSBC Holdings PLC, Sub. Notes 6.50%, 05/02/36	173,086
	100	iStar Financial, Inc., Sr. Unsec’d. Notes 5.15%, 03/01/12	41,000
	100	Johnson Controls, Inc., Sr. Unsec’d. Notes 5.25%, 01/15/11	98,410
EUR	200	JPMorgan Chase Bank NA, Jr. Sub. Notes 4.375%(c), 11/30/21	187,170
	100	JPMorgan Chase Capital XX, Gtd. Notes 6.55%, 09/15/66	71,286
	200	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i) 5.625%, 01/24/13	29,000
	200	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	168,547
		Sr. Unsec’d. Notes, MTN
	200	3.472%(c), 05/12/10	192,671
	100	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes 4.00%, 05/01/10	96,688
	100	Rabobank Capital Funding Trust III, Gtd. Notes, 144A (original cost $97,583; purchased 12/15/06)(f)(g) 5.254%(c), 12/29/49	55,000
EUR	50	RBS Capital Trust, Bank Gtd. Notes 6.467%(c), 12/29/49	25,139
	100	Sabre Holdings Corp., Sr. Unsec’d. Notes 7.35%, 08/01/11	61,000
EUR	200	SLM Corp., Sr. Unsec’d. Notes, MTN 2.209%(c), 11/15/11	156,126
	100	SMFG Preferred Capital USD 1 Ltd., Sub. Notes, 144A (original cost $100,000; purchased 12/13/06)(f)(g) 6.078%(c), 01/29/49	69,438

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		UNITED STATES BONDS (continued)

		Corporate Bonds (continued)
	$100	Sprint Capital Corp., Gtd. Notes 8.375%, 03/15/12	$95,875
	100	State Street Capital Trust IV, Gtd. Notes 2.32%(c), 06/01/77	40,470
	100	Target Corp., Sr. Unsec’d. Notes 7.00%, 01/15/38	94,460
	100	Viacom, Inc., Sr. Unsec’d. Notes 5.75%, 04/30/11	99,953
	250	Wells Fargo Bank NA, Sub. Notes 4.75%, 02/09/15	215,030
EUR	100	Zurich Finance USA, Inc., Gtd. Notes, MTN 5.75%(c), 10/02/23	112,355

			3,412,569

		MUNICIPAL BONDS—1.8%

		California—0.8%
	200	State of California, General Obligation Unlimited 5.00%, 11/01/37	183,542

		Illinois—0.4%
	100	Chicago Illinois Transit Authority, Revenue Bonds 6.30%, 12/01/21	99,942

		Texas—0.4%
	100	City of San Antonio, Revenue Bonds 4.50%, 05/15/32	92,430

		Washington—0.2%
	100	State of Washington, General Obligation Unlimited 6.584%(n), 12/01/25	44,011

			419,925

		U.S. Government Agency Obligations—1.2%
	73	Small Business Administration Participation Certificates, Series 2005-20E, Class 1 4.84%, 05/01/25	74,577

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	UNITED STATES BONDS (continued)

	U.S. Government Agency Obligations (continued)
	Series 2008-20E, Class 1
$98	5.49%, 05/01/28	$100,472
	Series 2008-20G, Class 1
98	5.87%, 07/01/28	103,964

		279,013

	U.S. Government Mortgage Backed Obligations—13.8%
27	Federal Home Loan Mortgage Corp. 4.00%, 03/01/10	27,668
601	5.00%, 08/01/35	610,583
285	Federal National Mortgage Assoc. 5.50%, 03/01/48	292,654
177	7.00%, 09/01/36	189,547
1,000	Government National Mortgage Assoc. 6.00%, 01/15/39	1,044,354
900	6.50%, 08/15/37-10/15/38	947,451
100	6.50%, TBA	105,156

		3,217,413

	TOTAL UNITED STATES BONDS (cost $13,518,192)	11,807,322

	TOTAL LONG-TERM INVESTMENTS (cost $30,036,837)	28,668,551

	SHORT-TERM INVESTMENTS—4.4%

	REPURCHASE AGREEMENTS(e)—3.4%
400	Barclays Capital, Inc., 0.18%, dated 04/30/09, due 05/01/09 in the amount of $400,002 (cost $400,000; the value of collateral plus accrued interest was $411,988)	400,000
400	Deutsche Bank Securities, Inc., 0.17%, dated 04/30/09, due 05/01/09 in the amount of $400,002 (cost $400,000; the value of collateral plus accrued interest was $407,678)	400,000

	TOTAL REPURCHASE AGREEMENTS (cost $800,000)	800,000

Shares
	AFFILIATED MONEY MARKET MUTUAL FUND—0.5%
118,843	Dryden Core Investment Fund—Taxable Money Market Series (cost $118,843)(w)	118,843

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

CONTRACTS/ NOTIONAL AMOUNTS (000)#		DESCRIPTION	VALUE (NOTE 1)
		OPTION PURCHASED*—0.5%

		Call Option
		Interest Rate Swap Option,
EUR	2,100	expiring 09/14/2009 @ 4.00% (cost $10,196)	$107,149

		TOTAL SHORT-TERM INVESTMENTS (cost $929,039)	1,025,992

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—127.7% (cost $30,965,876; Note 5)	29,694,543

		OPTIONS WRITTEN

		Call Options
		10 Year U.S. Treasury Notes Futures,
	900	expiring 05/22/2009, Strike Price $126.00	(563)
		Interest Rate Swap Option,
	800	expiring 06/22/2009 @ 2.35%	(817)

			(1,380)

		Put Options
		90 Day Euro Dollar Futures,
	13,000	expiring 06/15/2009, Strike Price $97.25	(81)
	4,000	expiring 06/15/2009, Strike Price $98.50	(125)
		10 Year U.S. Treasury Notes Futures,
	400	expiring 05/22/2009, Strike Price $122.00	(6,563)
		Interest Rate Swap Options,
	800	expiring 06/22/2009 @ 3.50%	(2,266)
	4,400	expiring 08/03/2009 @ 4.30%	(867)
	900	expiring 08/03/2009 @ 4.40%	(559)

			(10,461)

		TOTAL OPTIONS WRITTEN (premiums received $32,456)	(11,841)

		TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—127.7% (cost $30,933,420)	29,682,702
		Other liabilities in excess of other assets(x)—(27.7%)	(6,434,985)

		NET ASSETS—100%	$23,247,717

The following abbreviations are used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-Income producing security.
(c)	Indicates a variable rate security.
(e)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $1,631,218. The aggregate value of $1,248,533 is approximately 5.4% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rate shown is the effective yield at April 30, 2009.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at April 30, 2009:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
3	90 Day Euro Euribor	Jun 10	$972,629	$975,407	$2,778
12	90 Day Euro Euribor	Dec 10	3,874,934	3,883,964	9,030
20	90 Day Sterling	Dec 10	3,593,280	3,601,121	7,841
1	10 Year Canadian Bond	Jun 09	104,375	103,805	(570)

					$19,079	(1)

(1)	Cash of $73,600 has been segregated with the broker to cover requirements for open futures contracts at April 30, 2009.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/29/09	AUD	47	$34,141	$34,087	$(54)
Brazilian Real,
Expiring 06/02/09	BRL	69	36,496	31,428	(5,068)
British Pound,
Expiring 05/20/09	GBP	6	9,000	8,950	(50)
Expiring 05/21/09	GBP	12	17,710	17,850	140
Chinese Yuan,
Expiring 05/06/09	CNY	4,509	682,256	661,098	(21,158)
Expiring 07/15/09	CNY	960	149,000	141,168	(7,832)
Expiring 09/08/09	CNY	554	80,000	81,694	1,694
Expiring 05/17/10	CNY	649	105,000	96,291	(8,709)
Danish Krone,
Expiring 06/04/09	DKK	207	36,295	36,736	441
Euro,
Expiring 05/14/09	EUR	528	687,956	698,563	10,607
Hungarian Forint,
Expiring 05/06/09	HUF	455	2,047	2,086	39
Indian Rupee,
Expiring 07/06/09	INR	50	956	994	38
Japanese Yen,
Expiring 05/07/09	JPY	140,627	1,419,700	1,426,094	6,394
Malaysian Ringgitt,
Expiring 08/12/09	MYR	94	25,576	26,325	749
Mexican Peso,
Expiring 05/19/09	MXN	29	2,136	2,059	(77)
Philippine Peso,
Expiring 05/06/09	PHP	1,452	30,000	30,005	5
Expiring 08/06/09	PHP	1,456	30,129	29,814	(315)
Polish Zloty,
Expiring 05/06/09	PLN	52	18,000	15,460	(2,540)
Russian Ruble,
Expiring 05/06/09	RUB	19,443	720,340	586,162	(134,178)
South Korean Won,
Expiring 07/30/09	KRW	554	413	433	20

			$4,087,151	$3,927,297	$(159,854)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/29/09	AUD	1,116	$786,581	$809,713	$(23,132)
Brazilian Real,
Expiring 06/02/09	BRL	69	29,851	31,428	(1,577)
British Pound,
Expiring 05/21/09	GBP	308	453,202	455,627	(2,425)

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at April 30, 2009 (continued):

Sale Contracts (continued)	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 06/08/09	CAD	840	$685,225	$704,051	$(18,826)
Chinese Yuan,
Expiring 05/06/09	CNY	4,509	649,000	661,098	(12,098)
Expiring 07/15/09	CNY	960	137,109	141,168	(4,059)
Expiring 09/08/09	CNY	554	78,479	81,694	(3,215)
Expiring 05/17/10	CNY	649	90,386	96,291	(5,905)
Danish Krone,
Expiring 06/04/09	DKK	2,257	379,710	400,552	(20,842)
Euro,
Expiring 05/14/09	EUR	5,750	7,598,241	7,607,459	(9,218)
Hungarian Forint,
Expiring 05/06/09	HUF	455	2,281	2,086	195
Japanese Yen,
Expiring 05/07/09	JPY	228,919	2,349,064	2,321,463	27,601
Expiring 05/14/09	JPY	2,389	23,857	24,231	(374)
Expiring 06/04/09	JPY	210,306	2,160,208	2,133,603	26,605
Malaysian Ringgitt,
Expiring 08/12/09	MYR	89	25,049	24,964	85
Mexican Peso,
Expiring 05/19/09	MXN	29	2,000	2,059	(59)
Philippine Peso,
Expiring 05/06/09	PHP	1,452	30,317	30,005	312
Expiring 08/06/09	PHP	1,461	30,412	29,918	494
Polish Zloty,
Expiring 05/06/09	PLN	52	17,787	15,460	2,327
Russian Ruble,
Expiring 05/06/09	RUB	19,443	582,795	586,161	(3,366)
Singapore Dollar,
Expiring 07/30/09	SGD	6	3,975	4,086	(111)
Swedish Krona,
Expiring 06/04/09	SEK	193	21,253	23,995	(2,742)

			$16,136,782	$16,187,112	$(50,330)

Interest rate swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup(2)	06/17/29		$1,800	3.00%	3 month LIBOR	$160,241	$54,133	$106,108
UBS AG(1)	06/15/13	AUD	600	5.00%	6 month Australian Bank Bill rate	1,053	2,341	(1,288)
Goldman Sachs & Co.(1)	06/15/12	EUR	300	2.08%	FRC-Excluding Tobacco-Non- Revised Consumer Price Index	10,538	—	10,538
Barclays Capital(1)	03/18/16	GBP	100	5.00%	6 month LIBOR	14,706	46	14,660

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at April 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International(1)	03/18/14	GBP	600	5.00%	6 month LIBOR	$83,247	$(6,958)	$90,205
Deutsche Bank(1)	09/15/11	GBP	200	3.00%	6 month LIBOR	644	(121)	765
Morgan Stanley Capital Services, Inc.(1)	03/18/14	GBP	100	5.00%	6 month LIBOR	13,037	(398)	13,435
Barclays Capital(1)	06/17/16	JPY	100,000	1.50%	6 month LIBOR	27,420	19,141	8,279
Morgan Stanley Capital Services, Inc.(1)	06/17/18	JPY	20,000	1.50%	6 month LIBOR	4,157	1,803	2,354
UBS AG(1)	06/17/16	JPY	20,000	1.50%	6 month LIBOR	5,484	3,761	1,723
UBS AG(1)	12/17/13	JPY	300,000	1.50%	6 month LIBOR	81,843	48,012	33,831
UBS AG(1)	06/17/18	JPY	20,000	1.50%	6 month LIBOR	4,157	4,634	(477)
Barclays Capital(1)	03/18/14	SEK	2,000	4.50%	3 month Stockholm interbank offered rate	22,492	(1,892)	24,384

						$429,019	$124,502	$304,517

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at April 30, 2009(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on corporate and/or sovereign issues - Sell Protection(1):
Goldman Sachs & Co.	03/20/13	$100	1.32%	General Electric Capital Corp., 6.00%, due 06/15/12	6.987%	$(17,081)	$—	$(17,081)
Goldman Sachs & Co.	05/20/12	100	0.82%	OJSC Russian Agriculture Bank, 6.875%, due 11/29/10	4.750%	(11,622)	—	(11,622)

						$(28,703)	$—	$(28,703)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

Counterparty	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps - Buy Protection(2):
Barclays Capital	12/20/13		$500	3.60%	Citigroup, Inc., 6.50%, due 01/18/11	$37,999	$—	$37,999
Morgan Stanley Capital Services, Inc.	03/20/11		100	0.20%	COX Communications, Inc., 6.75%, due 03/15/11	1,106	—	1,106
Barclays Capital	09/20/13		100	0.76%	Deutsche Bank AG, 4.875%, due 05/20/13	2,496	—	2,496
Barclays Capital	12/20/13		900	1.50%	Dow Jones CDX IG11 5Y Index	17,038	25,855	(8,817)
Goldman Sachs & Co.	06/20/19		700	1.00%	Dow Jones CDX IG12 10Y Index	20,501	31,838	(11,337)
Deutsche Bank	06/20/14		1,200	1.00%	Dow Jones CDX IG12 5Y Index	33,155	47,961	(14,806)
Morgan Stanley Capital Services, Inc.	06/20/14		800	1.00%	Dow Jones CDX IG12 5Y Index	22,103	31,305	(9,202)
Barclays Capital	06/20/17		781	0.60%	Dow Jones CDX IG8 Index	54,194	8,601	45,593
Merrill Lynch & Co.	06/20/15		100	0.52%	Exelon Corp., 4.90%, due 06/15/15	9,567	—	9,567
UBS AG	06/20/16		100	0.31%	Goldman Sachs Group, Inc. (The), 5.25%, due 06/01/16	9,895	—	9,895
Credit Suisse International	03/20/12		100	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	52,278	—	52,278
JPMorgan Chase	03/20/11		100	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	10,107	—	10,107
Barclays Capital	06/20/11		100	0.21%	National Grid PLC, 5.00%, due 07/02/18	3,153	—	3,153
Citigroup	06/20/10		100	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	1,369	—	1,369
JPMorgan Chase	09/20/11		100	0.93%	Sabre Holdings Corp., 7.35%, due 08/01/11	35,718	—	35,718
Merrill Lynch & Co.	03/20/12		100	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	9,860	—	9,860
Barclays Capital	03/20/19		100	2.80%	UBS AG, 1.45%, due 04/18/12(5)	(8,033)	—	(8,033)
Deutsche Bank	03/20/14	EU	R 100	2.20%	UBS AG, 1.45%, due 04/18/12(5)	(2,465)	—	(2,465)
UBS AG	06/20/11		100	0.47%	Viacom, Inc., 5.75%, due 04/30/11	1,965	2,060	(95)

						$312,006	$147,620	$164,386

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Variable rate, displayed rate is as of 4/30/09.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$118,843	$19,079
Level 2—Other Significant Observable Inputs—Long	29,575,700	219,478
Level 2—Other Significant Observable Inputs—Short	(11,841)	—
Level 3—Significant Unobservable Inputs	—	10,538

Total	$29,682,702	$249,095

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 10/31/08	$12,572
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	(2,034)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 4/30/09	$10,538

*	The realized gain incurred during the period for other financial instruments was $13,258.

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

Foreign Bonds	72.5%
U.S. Government Mortgage Backed Obligations	13.8
Asset Backed Securities	9.9
Collateralized Mortgage Obligations	9.4
Financials	7.6
Repurchase Agreements	3.4
Commercial Banks	2.1
Municipal Bonds	1.8
U.S. Government Agency Obligations	1.2
Insurance	1.1
Media	0.8
Electric Utilities	0.8
Affiliated Money Market Mutual Fund	0.5
Option Purchased	0.5
Auto Parts & Equipment	0.4
Housewares	0.4
Telecommunications	0.4
Retail	0.4
Leisure	0.3
Pipelines	0.2
Real Estate Investment Trusts	0.2

127.7
Options Written	— *
Other liabilities in excess of other assets	(27.7)

100.0%

*	Less than 0.05%.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

Total Return Bond Portfolio	Portfolio of Investments As of April 30, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—176.4%

		ASSET-BACKED SECURITIES—2.4%
Baa1	$384	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A (original cost $310,198; purchased 01/15/08)(f)(g) 0.658%(c), 12/25/36	$118,824
Aaa	5,304	SLM Student Loan Trust, Series 2008-9, Class A 2.592%(c), 04/25/23	5,292,039
Baa1	613	Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A 4.90%(c), 04/25/35	323,378

		TOTAL ASSET-BACKED SECURITIES (cost $6,206,069)	5,734,241

		BANK NOTES(c)—2.1%
BA+(d)	987	Cablevision, Term B (original cost $987,277; purchased 01/02/09)(f)(g) 2.20%, 03/30/13	909,529
CAA-(d)	4,728	Chrysler Financial, Term, 144A (original cost $4,491,600; purchased 11/28/07)(f)(g) 4.46%, 08/03/12	3,437,932
CAA+(d)	454	Ford Motor Co., Term B 3.46%, 11/29/13 (original cost $454,042; purchased 12/12/06)(f)(g)	284,705
D(d)	132	4.14%, 11/29/13	83,057
		(original cost $132,458; purchased 04/13/09)(f)(g)
B+(d)	6	TXU Corp., Term B3 3.93%, 10/10/14 (original cost $6,015; purchased 02/24/09, 04/01/09)(f)(g)	4,050
B+(d)	586	3.97%, 10/10/14	394,932
		(original cost $570,571; purchased 01/16/08-11/10/08)(f)(g)

		TOTAL BANK NOTES (cost $6,715,384)	5,114,205

		COLLATERALIZED MORTGAGE OBLIGATIONS—2.3%
Ba2	1,354	American Home Mortgage Investment Trust, Series 2006-1, Class 2A1 0.628%(c), 05/25/46	476,490
AAA(d)	2	American Housing Trust, Series I, Class 5 8.625%, 08/25/18	1,555
Aaa	79	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 5.605%(c), 02/25/33	73,541

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Series 2005-4, Class 23A2
Aa3	$363	5.363%(c), 05/25/35	$236,658
		Series 2007-3, Class 1A1
AAA(d)	1,342	5.463%(c), 05/25/47	737,919
Aaa	577	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2 4.248%(c), 08/25/35	417,177
		Series 2007-10, Class 22AA
AAA(d)	1,330	6.008%(c), 09/25/37	720,987
		Countrywide Alternative Loan Trust,
		Series 2006-OA9, Class 2A1A
Caa3	1,338	0.657%(c), 07/20/46	483,659
		Series 2006-OA17, Class 1A1A
Caa1	1,351	0.642%(c), 12/20/46	437,628
Aaa	274	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 3.033%(c), 07/25/44	264,126
Aaa	4	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 4.446%(c), 01/25/32	2,731
Aaa	296	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.648%(c), 02/25/36	163,481
Aaa	49	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, 03/25/32	44,504
Aaa	1,377	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 0.978%(c), 12/25/27	974,783
		Series 2007-OA2, Class 1A
B3	1,147	2.214%(c), 03/25/47	358,617

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $7,867,425)	5,393,856

		CORPORATE BONDS—36.7%

		Aerospace—0.1%
Baa2	200	Goodrich Corp., Sr. Unsec’d. Notes 6.29%, 07/01/16	198,959

		Airlines—0.1%
NR	789	United Air Lines, Inc., Equipment Trust(g)(i) 10.85%, 02/19/15	238,760

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Automobile Manufacturers—0.6%
A3	$1,000	Daimler Finance North America LLC, Gtd. Notes 7.75%, 01/18/11	$1,009,600
A3	400	DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN 5.75%, 09/08/11	392,922

			1,402,522

		Automotive Parts—0.5%
Baa2	1,100	Autozone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,066,299

		Computer Services & Software—0.5%
A2	1,200	Electronic Data Systems Corp., Sr. Unsec’d. Notes 6.00%, 08/01/13	1,283,466

		Electronic Components
Aa2	100	General Electric Co., Sr. Unsec’d. Notes 5.25%, 12/06/17	94,630

		Financial—Bank & Trust—14.2%
A2	6,200	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	5,829,693
B3	5,600	Bank of America Corp., Jr. Sub. Notes 8.00%(c), 12/29/49	3,181,584
B3	2,000	8.125%(c), 12/29/49	1,135,840
		Sr. Unsec’d. Notes
A2	1,200	1.399%(c), 10/14/16	756,565
A2	300	5.65%, 05/01/18	244,221
Baa1	5,700	Barclays Bank PLC, Sr. Sub. Notes, 144A (United Kingdom) (original cost $5,661,639; purchased 12/07/07)(f)(g) 6.05%, 12/04/17	4,565,843
Ca	2,200	Citigroup, Inc., Jr. Sub. Notes 8.40%(c), 04/29/49	1,471,514
		Sr. Unsec’d. Notes
A3	6,300	5.50%, 04/11/13	5,614,988

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Financial—Bank & Trust (continued)
A2		$2,600	Export-Import Bank of Korea, Sr. Notes (Korea) 8.125%, 01/21/14	$2,726,786
A1		400	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 1.501%(c), 07/22/15	307,064
A1		300	6.15%, 04/01/18	282,969
A1		4,000	6.25%, 09/01/17	3,782,924
			Sub. Notes
A2		500	6.75%, 10/01/37	381,130
NR		3,500	Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	507,500
NR		900	6.875%, 05/02/18	133,875
A2		1,600	Morgan Stanley, Sr. Unsec’d. Notes, MTN 3.338%(c), 05/14/10	1,562,082
Aa1		1,200	National Australia Bank Ltd., Sr. Notes, 144A (Australia) (original cost $1,200,000; purchased 02/01/08)(f)(g) 1.691%(c), 02/08/10	1,199,125

				33,683,703

			Financial Services—8.9%
Baa2		100	American General Finance Corp., Sr. Unsec’d. Notes 5.40%, 12/01/15	40,925
Aa2		2,700	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) (original cost $2,697,462; purchased 07/09/08)(f)(g) 6.20%, 07/19/13	2,695,648
A2		2,100	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN 1.976%(c), 06/24/11	1,985,680
A3		400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	340,026
Caa1		1,100	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 7.00%, 10/01/13	819,738
Aa2		400	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 5.875%, 01/14/38	276,074
			Sub. Notes, 144A
Aa3	GBP	1,000	6.50%(c), 09/15/67	680,503
			(original cost $1,996,178; purchased 08/30/07)(f)(g)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Financial Services (continued)
C		$900	General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes 6.75%, 12/01/14	$576,214
C		100	8.00%, 11/01/31	59,011
Baa2	EUR	1,300	International Lease Finance Corp., Sr. Unsec’d. Notes 2.334%(c), 08/15/11	1,120,243
A2		1,800	Morgan Stanley, Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	1,658,767
A2		3,200	6.625%, 04/01/18	3,045,309
Baa1		4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) (original cost $4,274,340; purchased 01/14/08)(f)(g) 5.70%, 06/01/14	3,954,443
Baa1		60	Pemex Project Funding Master Trust, Gtd. Notes 9.125%, 10/13/10	64,200
			Societe Financement De l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France) (original cost $3,785,294; purchased 04/23/09)(f)(g)
Aaa		3,800	3.375%, 05/05/14	3,772,419

				21,089,200

			Food—0.3%
Baa1		800	General Mills, Inc., Sr. Unsec’d. Notes 1.231%(c), 01/22/10	797,461

			Household/Personal Care—0.1%
Baa3		200	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes 10.60%, 04/15/19	218,369

			Insurance—1.4%
Ba2		2,600	American International Group, Inc., Jr. Sub. Debs., 144A 8.175%(c), 05/15/68 (original cost $2,600,000; purchased 05/13/08)(f)(g)	299,138
			Sr. Unsec’d. Notes, 144A
A3		2,300	8.25%, 08/15/18	808,680
			(original cost $2,300,000; purchased 08/13/08)(f)(g)
			Sr. Unsec’d. Notes, MTN
A3	EUR	600	1.585%(c), 07/19/13	318,324
A3		1,400	5.85%, 01/16/18	472,437
A2		1,400	Travelers Cos., Inc. (The), Sr. Unsec’d. Notes 5.80%, 05/15/18	1,388,310

				3,286,889

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Oil, Gas & Consumable Fuels—0.4%
Baa1	$1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	$1,042,938

		Paper & Forest Products—1.2%
Baa3	3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	2,769,048

		Pharmaceuticals—1.6%
Baa2	1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	1,097,417
A2	2,500	Roche Holdings, Inc., Gtd. Notes, 144A (original cost $2,431,950; purchased 02/18/09)(f)(g) 7.00%, 03/01/39	2,715,867

			3,813,284

		Pipelines—0.1%
Ba3	300	El Paso Corp., Notes 7.80%, 08/01/31	224,584

		Printing & Publishing—0.3%
Baa3	1,000	Donnelley (R.R.) & Sons Co., Sr. Unsec’d. Notes 6.125%, 01/15/17	753,091

		Real Estate Investment Trusts
B2	200	iStar Financial, Inc., Sr. Unsec’d. Notes 5.80%, 03/15/11	94,500

		Retail & Merchandising—0.8%
Ba2	1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	1,578,165
A2	300	Target Corp., Sr. Unsec’d. Notes 7.00%, 01/15/38	283,380

			1,861,545

		Telecommunications—2.1%
Baa3	1,600	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	1,544,000
Baa3	1,000	7.082%, 06/01/16	960,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Telecommunications (continued)
Ba1		$250	Qwest Corp., Sr. Unsec’d. Notes 7.50%, 06/15/23	$198,750
Ba1		1,500	7.625%, 06/15/15	1,421,250
Ba2		1,000	Sprint Capital Corp., Gtd. Notes 8.375%, 03/15/12	958,750

				5,082,750

			Tobacco—0.3%
Baa3		750	Reynolds American, Inc., Sr. Sec’d. Notes 7.625%, 06/01/16	659,529

			Transportation—0.6%
Baa3		1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,514,515

			Utilities—2.6%
Aa3		2,500	Electricite de France, Notes, 144A (France) 6.50%, 01/26/19 (original cost $2,492,200; purchased 01/21/09)(f)(g)	2,691,170
Aa3		1,300	6.95%, 01/26/39	1,370,699
			(original cost $1,281,163; purchased 01/21/09)(f)(g)
Baa3		2,500	Illinois Power Co., Sr. Sec’d. Notes 6.25%, 04/01/18	2,192,425

				6,254,294

			TOTAL CORPORATE BONDS (cost $107,435,900)	87,430,336

			FOREIGN GOVERNMENT BONDS—0.6%
			Bundesrepublik Deutschland, Bonds (Germany)
Aaa	EUR	100	6.25%, 01/04/30	169,611
			Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
Ba1	BRL	2,200	12.50%, 01/05/22	1,033,943
Aaa	GBP	200	United Kingdom Gilt, Bonds (United Kingdom) 5.75%, 12/07/09	305,312

			TOTAL FOREIGN GOVERNMENT BONDS (cost $1,783,681)	1,508,866

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		MUNICIPAL BONDS—1.5%

		Georgia—0.2%
Aaa	$500	Georgia State Road & Tollway Authority, Revenue Bonds 5.00%, 03/01/21	$519,920

		Illinois—0.7%
Aa3	800	Chicago Illinois Transit Authority, Revenue Bonds 6.899%, 12/01/40	795,192
Aa3	700	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	680,568

			1,475,760

		New York—0.6%
Aa2	1,500	New York City Trust For Cultural Resources, Museum of Modern Art, Revenue Bonds 5.125%, 07/01/31	1,471,650

		TOTAL MUNICIPAL BONDS (cost $3,440,251)	3,467,330

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—102.3%
		Federal Home Loan Mortgage Corp.
	33	4.769%(c), 01/01/24	33,011
	1,508	5.00%, 01/01/37	1,553,158
	30	5.333%(c), 09/01/35	31,074
	25,376	5.50%, 06/01/31-12/01/38	26,273,762
	500	5.50%, TBA	517,188
	64	6.00%, 09/01/22	67,725
	40	7.50%, 09/01/16-07/01/17	43,964
		Federal National Mortgage Assoc.
	108	3.855%(c), 01/01/20	107,223
	81	4.363%(c), 05/01/36	81,096
	7,299	4.50%, 06/01/34-09/01/35	7,444,661
	295	4.572%(c), 12/01/34	301,948
	3,414	5.00%, 11/01/33-04/01/38	3,518,869
	5,000	5.00%, TBA	5,128,125
	52,440	5.50%, 07/01/32-09/01/38	54,430,204
	6,000	5.50%, TBA	6,215,628
	50,500	5.50%, TBA	52,188,619
	726	6.00%, 11/01/16-10/01/38	759,759
	1,000	6.00%, TBA	1,045,312
	136	6.50%, 04/01/21-09/01/21	145,172
		Government National Mortgage Assoc.
	91	4.125%, 10/20/26-11/20/29	92,065
	63	4.625%, 07/20/22-07/20/27	63,717
	800	5.00%, TBA	827,750

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	99

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (continued)
	$93	5.375%, 02/20/17-02/20/26	$96,334
	700	5.50%, 06/15/38-12/15/38	727,912
	8,059	6.00%, 03/15/29-12/15/38	8,415,200
	55,500	6.00%, TBA	57,893,437
	14,564	6.50%, 05/15/36-11/15/38	15,332,252
	58	8.50%, 06/15/30-08/20/30	65,105

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $240,161,198)	243,400,270

		CONVERTIBLE BOND—0.5%

		Financial Services
		National City Corp., Sr. Unsec’d. Notes
		4.00%, 02/01/11
A1	1,200	(cost $1,027,183)	1,117,500

		U.S. TREASURY OBLIGATIONS—28.0%
		U.S. Treasury Bonds
	500	4.75%, 02/15/37	555,391
	200	5.25%, 11/15/28	230,625
	9,600	5.375%, 02/15/31	11,306,995
	1,200	6.00%, 02/15/26	1,492,126
	200	7.25%, 08/15/22	269,938
	5,200	7.875%, 02/15/21	7,254,000
	600	8.00%, 11/15/21	851,437
	3,700	8.125%, 08/15/19	5,186,360
	1,300	8.75%, 05/15/17	1,824,571
	7,400	8.875%, 08/15/17-02/15/19	10,591,468
		U.S. Treasury Inflationary Indexed Bonds, TIPS
	300	1.625%, 01/15/15, RRB	331,660
	400	1.75%, 01/15/28, RRB	364,446
	1,900	1.875%, 07/15/13, RRB	2,235,918
	600	2.00%, 01/15/26, RRB	600,471
	1,700	2.125%, 01/15/19, RRB	1,753,366
	1,400	2.375%, 01/15/25, RRB	1,562,446
	2,600	2.50%, 01/15/29, RRB	2,614,979
		U.S. Treasury Strips, IO
	5,500	7.25%, 02/15/22-08/15/22	3,173,035
	1,200	7.625%, 05/15/22	694,548
	1,900	8.00%, 11/15/21	1,129,643
		U.S. Treasury Strips, PO
	9,300	8.00%, 11/15/21	5,535,425
	11,700	8.125%, 05/15/21	7,150,701

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. TREASURY OBLIGATIONS (continued)
	TOTAL U.S. TREASURY OBLIGATIONS (cost $68,228,565)	66,709,549

	TOTAL LONG-TERM INVESTMENTS (cost $442,865,656)	419,876,153

	SHORT-TERM INVESTMENTS—5.7%

	U.S. TREASURY OBLIGATIONS(n)—3.9%
	U.S. Treasury Bills
210	0.157%, 05/14/09	209,998
8,550	0.196%, 05/07/09	8,549,750
380	0.22%, 06/11/09	379,931

	TOTAL U.S. TREASURY OBLIGATIONS (cost $9,139,652)	9,139,679

	REPURCHASE AGREEMENT—1.6%
3,800	Credit Suisse Securities (USA) LLC, 0.18%, dated 04/30/09, due 05/01/09 in the amount of $3,800,019 (cost $3,800,000; the value of collateral plus accrued interest was $3,898,568)(m)	3,800,000

CONTRACTS/ NOTIONAL AMOUNTS (000)#	OPTIONS PURCHASED*—0.2%

	Call Options—0.2%
	Interest Rate Swap Options,
12,600	expiring 08/03/2009 @ 3.85%	540,497

	Put Options
	FNMA Gold,
22,500	expiring 06/04/2009, Strike Price $85.50	—
	FNMA,
26,000	expiring 05/05/2009, Strike Price $85.50	—
	GNMA,
6,000	expiring 05/12/2009, Strike Price $82.50	—
2,000	expiring 06/11/2009, Strike Price $82.00	—

		—

	TOTAL OPTIONS PURCHASED (cost $139,866)	540,497

	TOTAL SHORT-TERM INVESTMENTS (cost $13,079,518)	13,480,176

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—182.1% (cost $455,945,174; Note 5)	433,356,329

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

CONTRACTS/ NOTIONAL AMOUNTS (000)#	DESCRIPTION	VALUE (NOTE 1)
	OPTIONS WRITTEN*

	Put Options
	90 Day Euro Dollar Futures,
$2,000	expiring 09/14/2009, Strike Price $98.50	$(225)
	Interest Rate Swap Options,
3,300	expiring 05/22/2009 @ 2.75%	(9,315)
3,600	expiring 05/22/2009 @ 2.75%	(10,162)
3,600	expiring 05/22/2009 @ 3.10%	(15,898)
1,300	expiring 06/22/2009 @ 3.50%	(3,682)
900	expiring 09/08/2009 @ 5.15%	(219)

		(39,501)

	Call Options
	Equity Option, Citigroup, Inc.
29,000	expiring 09/19/2009, Strike Price $3.00	(19,720)

	TOTAL OPTIONS WRITTEN (premiums received $87,469)	(59,221)

PRINCIPAL AMOUNT (000)#	SECURITIES SOLD SHORT—(6.4%)

	U.S. TREASURY OBLIGATION—(2.1%)
	U.S. Treasury Strips, PO
8,400	8.125%, 05/15/21	(5,133,836)

	U.S. GOVERNMENT OBLIGATION—(4.3%)
	Federal National Mortgage Assoc.
10,000	4.50%, TBA	(10,143,750)

	TOTAL SECURITIES SOLD SHORT (proceeds received $15,334,965)	(15,277,586)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—175.7% (cost $440,522,740)	418,019,522
	Other liabilities in excess of other assets(x)—(75.7%)	(180,055,332)

	NET ASSETS—100%	$237,964,190

The following abbreviations are used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Assoc.

FSB—Federal Savings Bank

GNMA—Government National Mortgage Assoc.

IO—Interest Only

MTN—Medium Term Note

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

NR—Not Rated by Moodys or Standard & Poor’s

PO—Principal Only

RRB—Real Return Bonds

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

MYR—Malaysian Ringgit

RUB—Russian Ruble

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of April 30, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $37,672,387. The aggregate value of $29,986,564 is approximately 12.6% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at April 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
141	90 Day Euribor	Sep 10	$45,689,799	$45,753,175	$63,376
78	90 Day Euro Dollar	Mar 10	18,815,350	19,241,625	426,275
94	90 Day Euro Dollar	Jun 10	23,116,950	23,131,050	14,100
51	90 Day Sterling	Sep 09	8,926,783	9,303,575	376,792
400	90 Day Sterling	Dec 09	70,261,916	72,799,089	2,537,173
18	90 Day Sterling	Jun 10	3,253,217	3,260,981	7,764
17	90 Day Sterling	Sep 10	3,063,563	3,071,013	7,450
54	2 Year Euro Shatz	Jun 09	7,741,334	7,720,257	(21,077)
40	5 Year Euro-Bobl	Jun 09	6,144,378	6,138,132	(6,246)
41	10 Year Euro-Bund	Jun 09	6,720,680	6,646,904	(73,776)

					$3,331,831 (1)

(1)	Cash of $975,600 has been segregated to cover requirements for open futures contacts as April 30, 2009.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/09	BRL	1,804	$764,794	$816,632	$51,838
British Pound,
Expiring 05/21/09	GBP	1,203	1,743,067	1,780,095	37,028
Chinese Yuan,
Expiring 05/06/09	CNY	16,521	2,386,781	2,422,229	35,448
Expiring 07/15/09	CNY	36,760	5,435,723	5,406,855	(28,868)
Expiring 09/08/09	CNY	9,794	1,418,250	1,444,140	25,890
Expiring 03/29/10	CNY	16,414	2,429,388	2,432,877	3,489
Euro,
Expiring 05/14/09	EUR	1,703	2,225,717	2,252,617	26,900
Japanese Yen,
Expiring 05/07/09	JPY	156,621	1,612,245	1,588,288	(23,957)
Malaysian Ringgitt,
Expiring 08/12/09	MYR	1,565	441,138	438,604	(2,534)
Russian Ruble,
Expiring 05/06/09	RUB	79,454	3,254,643	2,395,400	(859,243)

			$21,711,746	$20,977,737	$(734,009)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/09	BRL	2,931	$1,265,959	$1,326,557	$(60,598)
British Pound,
Expiring 05/21/09	GBP	3,035	4,463,311	4,489,879	(26,568)
Chinese Yuan,
Expiring 05/06/09	CNY	16,521	2,418,169	2,422,229	(4,060)
Expiring 07/15/09	CNY	36,760	5,286,000	5,406,855	(120,855)
Expiring 09/08/09	CNY	11,649	1,712,807	1,717,611	(4,804)
Expiring 03/29/10	CNY	4,957	735,000	734,700	300
Euro,
Expiring 05/14/09	EUR	3,792	4,993,543	5,016,954	(23,411)
Indian Rupee,
Expiring 07/06/09	INR	616	11,757	12,222	(465)
Japanese Yen,
Expiring 05/07/09	JPY	88,954	916,168	902,079	14,089
Expiring 06/04/09	JPY	65,870	676,599	668,266	8,333
Malaysian Ringgitt,
Expiring 08/12/09	MYR	1,582	431,625	443,435	(11,810)
Russian Ruble,
Expiring 05/06/09	RUB	79,454	2,456,514	2,395,400	61,114

			$25,367,452	$25,536,187	$(168,735)

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

Interest rate swap agreements outstanding at April 30, 2009:

Counter Party	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital(2)	12/17/23		$500	5.00%	3 month LIBOR	$(92,716)	$(22,034)	$(70,682)
Barclays Capital(2)	12/17/28		500	5.00%	3 month LIBOR	(107,048)	—	(107,048)
Barclays Capital(2)	06/17/24		1,400	4.00%	3 month LIBOR	(72,322)	(107,489)	35,167
Citigroup(2)	06/17/29		300	3.00%	3 month LIBOR	26,707	(25,160)	51,867
Citigroup(2)	12/17/38		2,900	5.00%	3 month LIBOR	(763,989)	—	(763,989)
Citigroup(2)	12/17/23		2,500	5.00%	3 month LIBOR	(463,400)	(214)	(463,186)
Citigroup(2)	12/17/28		21,700	5.00%	3 month LIBOR	(4,644,340)	(1,867)	(4,642,473)
Credit Suisse International(2)	06/17/24		800	4.00%	3 month LIBOR	(40,028)	(94,345)	54,317
Deutsche Bank(2)	12/17/28		1,600	5.00%	3 month LIBOR	(342,555)	21,702	(364,257)
Goldman Sachs & Co.(2)	12/17/23		1,600	5.00%	3 month LIBOR	(296,691)	(80,977)	(215,714)
Merrill Lynch & Co.(2)	12/17/38		1,300	5.00%	3 month LIBOR	(417,734)	(41,033)	(376,701)
Merrill Lynch & Co.(2)	12/17/23		11,400	5.00%	3 month LIBOR	(2,113,919)	(82,250)	(2,031,669)
Morgan Stanley & Co.(2)	12/17/23		100	5.00%	3 month LIBOR	(18,544)	(537)	(18,007)
Morgan Stanley & Co.(1)	01/02/12	BRL	3,800	10.12%	Brazilian interbank lending rate	(82,640)	(167,538)	84,898
UBS AG(1)	01/02/12	BRL	10,100	10.58%	Brazilian interbank lending rate	(142,765)	(63,540)	(79,225)
UBS AG(1)	10/15/10	EUR	200	2.15%	FRC—Excluding Tobacco—Non-Revised Consumer Price Index	11,574	1	11,573
Barclays Capital(1)	09/15/10	GBP	4,200	5.00%	6 month LIBOR	286,029	(42,329)	328,358
Barclays Capital(2)	06/15/37	GBP	800	4.00%	6 month LIBOR	(25,217)	(3,187)	(22,030)
Citigroup(1)	03/18/11	GBP	1,100	5.00%	6 month LIBOR	132,931	(11,106)	144,037
Deutsche Bank(1)	03/18/11	GBP	900	5.00%	6 month LIBOR	77,227	(10,284)	87,511
Deutsche Bank(2)	06/15/37	GBP	2,800	4.25%	6 month LIBOR	(157,546)	(69,408)	(88,138)
Goldman Sachs & Co.(1)	09/17/11	GBP	1,700	4.50%	6 month LIBOR	138,799	(26,237)	165,036
Goldman Sachs & Co.(2)	06/15/37	GBP	900	4.00%	6 month LIBOR	(28,369)	(5,206)	(23,163)
Morgan Stanley & Co.(2)	06/15/37	GBP	800	4.25%	6 month LIBOR	(45,013)	(20,927)	(24,086)
Citigroup(1)	05/14/09	MXN	39,000	7.91%	28 day Mexican interbank rate	3,326	—	3,326
Merrill Lynch & Co.(1)	11/04/16	MXN	2,000	8.17%	28 day Mexican interbank rate	5,789	309	5,480

						$(9,172,454)	$(853,656)	$(8,318,798)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

Credit default swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices—Sell Protection(1):
Citigroup	06/20/12	$7,500	2.11%	Dow Jones CDX HY8 Index	$(2,288,558)	$—	$(2,288,558)
Morgan Stanley & Co.	12/20/15	670	0.46%	Dow Jones CDX IG5 10Y Index	(205,526)	—	(205,526)
Morgan Stanley & Co.	12/20/15	2,300	0.45%	Dow Jones CDX IG5 10Y Index	(704,916)	—	(704,916)

					$(3,199,000)	$—	$(3,199,000)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Counter Party	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(2):
Deutsche Bank	06/20/16	$1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	$2,130	$—	$2,130
Citigroup	12/20/16	1,200	0.17%	Bank of America Corp., 5.08%, due 10/14/16(5)	163,971	—	163,971
UBS AG	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	5,681	—	5,681
Barclays Bank PLC	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	91,634	—	91,634
Goldman Sachs & Co.	03/20/18	1,600	1.65%	CSX Corp., 6.25%, due 03/15/18	(109,916)	—	(109,916)
Barclays Bank PLC	09/20/11	400	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	14,581	—	14,581
Bank of America Securities LLC	03/20/17	1,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	171,627	—	171,627
Barclays Bank PLC	06/20/13	1,012	5.00%	Dow Jones CDX HY10 Index	176,807	18,598	158,209
UBS AG	06/20/13	1,012	5.00%	Dow Jones CDX HY10 Index	164,156	18,081	146,075
Merrill Lynch & Co.	12/20/11	400	0.00%	Dow Jones CDX HY7 Index	368,723	78,232	290,491
Merrill Lynch & Co.	06/20/12	2,024	2.75%	Dow Jones CDX HY8 Index	390,364	30,933	359,431
UBS AG	06/20/12	2,300	2.75%	Dow Jones CDX HY8 Index	443,435	72,100	371,335
Deutsche Bank	06/20/18	4,685	1.50%	Dow Jones CDX IG10 10Y Index	79,376	(70,965)	150,341
Goldman Sachs & Co.	06/20/18	4,294	1.50%	Dow Jones CDX IG10 10Y Index	72,918	(153,830)	226,748
Morgan Stanley & Co.	06/20/18	11,126	1.50%	Dow Jones CDX IG10 10Y Index	188,094	(304,710)	492,804
Goldman Sachs & Co.	06/20/13	6,149	1.55%	Dow Jones CDX IG10 5Y Index	137,615	71,664	65,951
Morgan Stanley & Co.	12/20/12	900	0.14%	Dow Jones CDX IG5 7Y Index	188,678	—	188,678
Morgan Stanley & Co.	12/20/12	3,200	0.14%	Dow Jones CDX IG5 7Y Index	670,842	—	670,842
JPMorgan Chase	12/20/11	1,886	1.65%	Dow Jones CDX IG7 Index	291,663	(14,291)	305,954

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at April 30, 2009 (continued):

Counter Party	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(2) (continued):
Barclays Bank PLC	12/20/17	$1,269	0.80%	Dow Jones CDX IG9 10Y Index	$79,137	$14,127	$65,010
Goldman Sachs & Co.	12/20/17	1,659	0.80%	Dow Jones CDX IG9 10Y Index	103,486	25,009	78,477
Morgan Stanley & Co.	12/20/17	1,854	0.80%	Dow Jones CDX IG9 10Y Index	115,661	38,141	77,520
Morgan Stanley & Co.	09/20/13	1,200	1.22%	Electronic Data Systems, 6.00%, due 08/01/13	(40,527)	—	(40,527)
Deutsche Bank	03/20/14	700	1.25%	Embarq Corp., 7.08%, due 06/01/16	(13,088)	—	(13,088)
Deutsche Bank	03/20/14	600	1.27%	Embarq Corp., 7.08%, due 06/01/16	(11,952)	—	(11,952)
Deutsche Bank	03/20/14	600	1.43%	Embarq Corp., 7.08%, due 06/01/16	(16,078)	—	(16,078)
Morgan Stanley & Co.	03/20/14	200	1.30%	Embarq Corp., 7.08%, due 06/01/16	(4,197)	—	(4,197)
Deutsche Bank	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	213	—	213
Barclays Bank PLC	03/20/12	200	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	59,110	—	59,110
Barclays Bank PLC	03/20/11	200	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	96,136	—	96,136
Bank of America Securities LLC	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	(25,675)	—	(25,675)
UBS AG	06/20/17	200	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	10,972	—	10,972
Morgan Stanley & Co.	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(36,911)	—	(36,911)
Morgan Stanley & Co.	09/20/13	200	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	11,353	—	11,353
Bear Stearns International Ltd.	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	96,158	—	96,158
Morgan Stanley & Co.	06/20/12	500	0.11%	Target Corp., 5.875%, due 03/01/12	10,139	—	10,139
Deutsche Bank	06/20/18	1,400	0.62%	Travelers Cos., Inc., 5.80%, due 05/15/18	60,570	—	60,570
Barclays Bank PLC	09/20/13	2,300	0.39%	Wyeth, 5.25%, due 03/15/13	8,329	—	8,329

					$4,015,215	$(176,911)	$4,192,126

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Variable rate, displayed rate is as of 4/30/09.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	—	$3,331,831
Level 2—Other Significant Observable Inputs—Long	$433,356,329	(8,239,989)
Level 2—Other Significant Observable Inputs—Short	(15,336,807)	—
Level 3—Significant Unobservable Inputs	—	11,573

Total	$418,019,522	$(4,896,585)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 10/31/08	$7,104
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	4,469
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 4/30/09	$11,573

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

U.S. Government Mortgage Backed Obligations	102.3%
U.S. Treasury Obligations	31.9
Financial—Bank & Trust	14.2
Financial Services	9.4
Utilities	2.6
Asset-Backed Securities	2.4
Collateralized Mortgage Obligations	2.3
Bank Notes	2.1
Telecommunications	2.1
Pharmaceuticals	1.6
Repurchase Agreements	1.6
Municipal Bonds	1.5
Insurance	1.4
Paper & Forest Products	1.2
Retail & Merchandising	0.8
Transportation	0.6
Foreign Government Bonds	0.6
Automobile Manufacturers	0.6
Computer Services & Software	0.5
Automotive Parts	0.5
Oil, Gas & Consumable Fuels	0.4
Foods	0.3
Printing & Publishing	0.3
Tobacco	0.3
Options Purchased	0.2
Airlines	0.1
Pipelines	0.1
Household/Personal Care	0.1
Aerospace	0.1

182.1
Options Written and Securities Sold Short	(6.4)
Other liabilities in excess of other assets	(75.7)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Intermediate-Term Bond Portfolio	Portfolio of Investments As of April 30, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—113.5%

		ASSET-BACKED SECURITIES—2.0%
Aaa	$900	BA Credit Card Trust, Series 2008-A5, Class A5 1.651%(c), 12/16/13	$881,662
B3	582	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A 0.568%(c), 05/25/37	359,944
Aaa	453	SLM Student Loan Trust, Series 2006-8, Class A2 1.092%(c), 10/25/16	451,234
		Series 2008-9, Class A
Aaa	2,357	2.592%(c), 04/25/23	2,352,017
Aaa	154	Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 144A 0.678%(c), 10/25/35	140,796

		TOTAL ASSET-BACKED SECURITIES (cost $4,437,136)	4,185,653

		BANK NOTES(c)—0.3%
		First Data Corp., Term B2, (original cost $50,125; purchased 02/08/08)(f)(g)
B+(d)	56	3.18%, 09/24/14	41,131
		(original cost $878,265; purchased 02/08/08, 12/22/08)(f)(g)
B+(d)	931	3.19%, 09/24/14	677,993

		TOTAL BANK NOTES (cost $938,124)	719,124

		COLLATERALIZED MORTGAGE OBLIGATIONS—6.5%
Aaa	291	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 4.44%(c), 02/25/45	182,226
AAA(d)	339	Bank of America Funding Corp., Series 2006-A, Class 1A1 4.603%(c), 02/20/36	229,938
A3	447	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 4.555%(c), 11/25/34	363,037
		Series 2004-8, Class 13A1
Baa2	894	5.504%(c), 11/25/34	679,036
B3	830	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 5.709%(c), 11/25/36	413,892
		Series 2006-6, Class 32A1
B3	760	5.716%(c), 11/25/36	381,469

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
AAA(d)	$347	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 4.70%(c), 12/25/35	$279,410
		Series 2006-AR1, Class 1A1
AAA(d)	1,768	4.90%(c), 10/25/35	1,164,523
AAA(d)	104	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	95,322
Aaa	150	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A (original cost $156,929; purchased 12/01/03)(f)(g) 6.50%(c), 01/25/34 Series 2004-25, Class 1A1	107,659
Aaa	859	0.768%(c), 02/25/35	376,608
Aaa	28	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33 Series 2005-C6, Class A1	25,988
Aaa	129	4.938%, 12/15/40	128,700
Aaa	80	Federal Home Loan Mortgage Corp., Series 2772, Class NQ 4.50%, 12/15/13	80,439
		Series 2828, Class EN
Aaa	40	4.50%, 10/15/23	40,251
		Series 2844, Class PQ
Aaa	13	5.00%, 05/15/23	13,311
		Series 2892, Class BL
Aaa	399	5.00%, 01/15/18	409,056
		Series 2931, Class JA
Aaa	328	5.00%, 07/15/25	334,106
		Series 3346, Class FA
Aaa	3,188	0.681%(c), 02/15/19	3,112,553
Aaa	540	Federal National Mortgage Assoc., Series 2006-67, Class PA 5.50%, 03/25/28	552,921
Aaa	298	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	316,681
		Series T-75, Class A1
Aaa	1,110	0.478%(c), 12/25/36	1,054,710
AAA(d)	257	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1 4.229%, 12/10/37	255,717
Aaa	73	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	80,533
		Series 2000-9, Class FG
Aaa	99	1.051%(c), 02/16/30	98,827

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Series 2000-9, Class FH
Aaa	$153	0.951%(c), 02/16/30	$152,300
		Series 2000-11, Class PH
Aaa	291	7.50%, 02/20/30	314,469
Baa2	502	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.668%(c), 06/25/45	201,469
Aaa	313	GS Mortgage Securities Corp II, Series 2001-1285, Class A1, 144A (original cost $337,279; purchased 10/09/02)(f)(g) 6.044%, 08/15/18	312,186
AAA(d)	487	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.509%(c), 09/25/35	373,327
NR	400	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1 (original cost $369,000; purchased 06/26/08)(f)(g) 1.107%, 07/09/21	314,221
Aaa	356	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.648%(c), 02/25/36	196,177
Aaa	305	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A 1.438%(c), 10/25/35	204,779
Aaa	511	Sequoia Mortgage Trust, Series 10, Class 2A1 0.827%(c), 10/20/27	411,008
Aa1	128	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1 0.697%(c), 07/19/35	83,468
		Series 2006-AR3, Class 12A1
B3	436	0.658%(c), 05/25/36	154,388
Aaa	45	Structured Asset Securities Corp., Series 2001-21A, Class 1A1 4.816%(c), 01/25/32	42,933
Aaa	422	Washington Mutual, Inc., Mortgage Pass-Through Certificate, Series 2002-AR6, Class A 2.914%(c), 06/25/42	313,729
		Series 2002-AR9, Class 1A
Aaa	22	2.914%(c), 08/25/42	14,487

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $17,718,557)	13,865,854

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS—48.5%

		Airlines—1.0%
NR	$1,184	United Air Lines, Inc.,(g)(i) Equipment Trust 10.85%, 02/19/15	$358,140
B2	1,700	Pass-Through Certificates 6.831%, 03/01/10	1,700,000

			2,058,140

		Commercial Banks—20.6%
A2	950	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	893,259
Aa2	2,200	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) (original cost $2,197,932; purchased 07/09/08)(f)(g) 6.20%, 07/19/13	2,196,454
A2	2,000	Bank of America Corp., Sr. Unsec’d. Notes, MTN 1.65%(c), 09/15/14	1,419,040
Aa3	3,000	Bank of America NA, Sr. Unsec’d. Notes 1.556%(c), 05/12/10	2,924,403
Aa3	2,300	Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom) 5.45%, 09/12/12	2,336,285
Aaa	3,000	Citibank NA, FDIC Gtd. Notes 1.016%(c), 05/07/12	3,000,000
A3	2,100	Citigroup, Inc., Sr. Unsec’d. Notes 1.336%(c), 05/18/11	1,809,954
A3	3,600	5.50%, 04/11/13	3,208,565
A3	500	6.50%, 08/19/13	456,303
Aa1	2,200	Credit Suisse / New York, Sr. Unsec’d. Notes, MTN (Switzerland) 5.00%, 05/15/13	2,172,562
A1	1,800	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 1.317%(c), 06/23/09	1,798,688
A1	1,750	1.532%(c), 06/28/10	1,697,818
		Sr. Unsec’d. Notes, MTN
A1	1,500	1.35%(c), 10/23/09	1,491,559
A1	1,000	1.561%(c), 10/07/11	922,930
Aa3	300	HSBC Bank USA, Sr. Unsec’d. Notes 1.45%(c), 12/14/09	297,301
A2	2,670	Korea Development Bank, Sr. Unsec’d. Notes 4.75%, 07/20/09	2,665,752

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Commercial Banks (continued)
Aa1		$1,200	National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia) (original cost $1,200,000; purchased 09/06/06)(f)(g) 1.353%(c), 09/11/09	$1,198,439
			Rabobank Capital Funding II, Sub. Notes, 144A (original cost $1,419,795; purchased 01/30/08)(f)(g)
Aa2		1,500	5.26%(c), 12/29/49	825,000
			Rabobank Nederland NV, Notes, 144A (Netherlands) (original cost $2,000,000; purchased 05/14/08)(f)(g)
Aaa		2,000	1.646%(c), 05/19/10	2,006,154
			Royal Bank of Scotland Group PLC, Sr. Sub. Notes (United Kingdom)
Ba1		1,100	5.05%, 01/08/15	714,702
			State Street Bank And Trust Co., FDIC Gtd. Notes
Aaa		6,800	1.488%(c), 09/15/11	6,847,328
			Sumitomo Mitsui Banking Corp., Sub. Notes, MTN (Japan)
NR	JPY	100,000	1.488%(c), 11/26/49	1,008,578
			Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia) (original cost $2,053,980; purchased 01/14/09)(f)(g)
Aaa		2,000	3.25%, 12/16/11	2,048,420

				43,939,494

			Diversified Financial Services—18.5%
			Allstate Life Global Funding Trusts, Notes, MTN
A1		2,300	5.375%, 04/30/13	2,265,629
			American Express Credit Corp., Sr. Unsec’d. Notes, MTN
A2		1,800	5.875%, 05/02/13	1,773,304
			Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes
Aa3		600	1.269%(c), 01/31/11	580,121
Aa3		200	1.448%(c), 08/15/11	187,925
			Sr. Unsec’d. Notes, MTN
Aa3		500	1.366%(c), 05/18/10	496,812
Aa3		500	1.446%(c), 11/28/11	466,589
Aa3		700	6.95%, 08/10/12	736,968
			Capital One Bank USA NA, Sr. Sub. Notes
A3		2,300	6.50%, 06/13/13	2,134,984

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Diversified Financial Services (continued)
			Caterpillar Financial Service Corp., Sr. Unsec’d. Notes, MTN
A2	JPY	1,200	1.006%(c), 08/11/09	$1,195,270
			Countrywide Financial Corp., Gtd. Notes, MTN
A2		$500	5.80%, 06/07/12	458,367
			General Electric Capital Corp., FDIC Gtd. Notes
Aaa		12,000	1.531%(c), 03/12/12	12,030,336
			Sr. Unsec’d. Notes, MTN
Aa2		2,000	1.124%(c), 05/08/13	1,616,610
Aa2		800	1.158%(c), 11/01/12	679,377
			Sub. Notes, 144A
Aa3	EUR	1,000	(original cost $1,353,129; purchased 08/30/07)(f)(g) 5.50%(c), 09/15/67	582,164
			HSBC Finance Corp., Sr. Unsec’d. Notes
A3		400	1.162%(c), 10/21/09	390,590
			John Deere Capital Corp., Sr. Unsec’d. Notes, MTN
A2		3,400	2.043%(c), 06/10/11	3,266,428
			JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN
Aa3		500	1.352%(c), 12/21/11	464,452
Aa3		2,600	2.076%(c), 06/13/11	2,493,452
NR		1,800	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i) 5.40%, 12/23/08	252,000
NR		600	5.625%, 01/24/13	87,000
Aaa		2,100	Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia) (original cost $2,100,000; purchased 01/15/09)(f)(g) 1.322%(c), 02/16/10	2,099,511
A2		700	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 1.292%(c), 07/25/11	606,668
A2		1,400	6.15%, 04/25/13	1,287,160
A2		600	Morgan Stanley, Sr. Unsec’d. Notes 1.357%(c), 01/18/11	558,920
A2		1,600	Sr. Unsec’d. Notes, MTN 6.00%, 04/28/15	1,511,382
Baa2		1,200	SLM Corp., Sr. Unsec’d. Notes, MTN 1.232%(c), 07/27/09	1,183,686

				39,405,705

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Electric—2.6%
A2	$500	Dayton Power & Light Co. (The), First Mortgage 5.125%, 10/01/13	$512,522
		Enel Finance International SA, Gtd. Notes, 144A (original cost $1,197,444; purchased 09/13/07)(f)(g)
A2	1,200	5.70%, 01/15/13	1,212,164
		NiSource Finance Corp., Gtd. Notes
Baa3	1,500	1.821%(c), 11/23/09	1,472,420
		Public Service Electric & Gas Co., Sec’d. Notes, MTN
A3	2,300	5.30%, 05/01/18	2,296,081

			5,493,187

		Food—0.1%
		SUPERVALU, Inc., Sr. Unsec’d. Notes
Ba3	300	7.50%, 11/15/14	291,000

		Forest Products—0.1%
		Weyerhaeuser Co., Sr. Unsec’d. Notes
Ba1	200	2.223%(c), 09/24/09	195,717

		Healthcare—Services—1.2%
		Roche Holdings, Inc., Gtd. Notes, 144A (original cost $2,600,000; purchased 02/18/09, 02/20/09)(f)(g)
A2	2,600	3.249%(c), 02/25/11	2,630,092

		Household & Personal Products—0.8%
		Kimberly-Clark Corp., Sr. Unsec’d. Notes
A2	1,700	1.139%(c), 07/30/10	1,697,293

		Insurance—0.1%
		American International Group, Inc., Jr. Sub. Debs., 144A
Ba2	500	(original cost $176,250; purchased 11/17/08)(f)(g) 8.175%(c), 05/15/58 Sr. Unsec’d. Notes	57,527
A3	160	4.25%, 05/15/13	59,113

			116,640

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Media—0.6%
A2		$1,200	Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN 1.393%(c), 09/10/09	$1,199,739

			Miscellaneous Manufacturing—0.5%
A1		1,200	Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $1,200,000; purchased 08/09/06)(f)(g) 1.288%(c), 08/14/09	1,196,140

			Oil, Gas & Consumable Fuels—1.1%
Baa2		2,500	XTO Energy, Inc., Sr. Unsec’d. Notes 4.625%, 06/15/13	2,448,177

			Real Estate Investment Trusts—0.5%
Ba1		1,200	Ventas Realty LP, Gtd. Notes 6.75%, 04/01/17	1,080,000

			Telecommunications—0.8%
A3		1,000	France Telecom SA, Sr. Unsec’d. Notes (France) 8.50%, 03/01/31	1,272,661
Ba2		500	Sprint Nextel Corp., Sr. Unsec’d. Notes 1.632%(c), 06/28/10	464,375

				1,737,036

			TOTAL CORPORATE BONDS (cost $109,186,713)	103,488,360

			FOREIGN GOVERNMENT BONDS—1.4%
Ba1	BRL	1,200	Republic of Brazil, Sr. Unsec’d. Notes 10.25%, 01/10/28	493,935
Ba1		1,500	Republic of Panama, Sr. Unsec’d. Notes 9.375%, 04/01/29	1,762,500
Baa1		750	Republic of South Africa, Sr. Unsec’d. Notes 5.875%, 05/30/22	686,250

			TOTAL FOREIGN GOVERNMENT BONDS (cost $2,894,641)	2,942,685

			MUNICIPAL BONDS—1.4%

			California—0.7%
Baa3		100	Golden State Tobacco Securitization Corp., Revenue Bonds 5.00%, 06/01/33	63,640

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	117

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		MUNICIPAL BONDS (continued)

		California (continued)
A2	$ 1,000	State of California, Revenue Bonds 5.65%, 04/01/39	$1,041,230
Baa3	800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	453,840

			1,558,710

		Hawaii—0.4%
Aa3	1,000	Honolulu City & County, Revenue Bonds 4.75%, 07/01/28	936,520

		Virginia—0.3%
Baa3	985	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	552,851

		TOTAL MUNICIPAL BONDS (cost $3,550,095)	3,048,081

		U.S. GOVERNMENT AGENCY OBLIGATIONS—1.5%
	400	Federal Home Loan Mortgage Corp., Notes 1.039%(c), 07/12/10	401,025
	1,400	1.193%(c), 09/24/10	1,404,019
	1,300	1.354%(c), 03/09/11	1,303,090

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,109,163)	3,108,134

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—51.9%
	2,410	Federal Home Loan Mortgage Corp. 6.00%, 11/01/37-12/01/37	2,517,803
	118	Federal National Mortgage Assoc. 3.30%(c), 07/01/25	117,697
	65	4.75%(c), 08/01/24	65,054
	7,602	5.00%, 10/01/17-08/01/20	7,902,120
	500	5.00%, TBA	514,219
	7	5.03%(c), 12/01/30	7,160
	15,070	5.50%, 07/01/17-09/01/38	15,666,029
	16,515	5.50%, 09/01/37(k)	17,128,297
	31,000	5.50%, TBA	32,036,578
	19,893	6.00%, 11/01/12-10/01/38	20,826,362
	11,500	6.00%, TBA	12,003,125

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (continued)
$65	Government National Mortgage Assoc. 4.125%, 10/20/24-12/20/26	$65,387
340	4.25%(c), 03/20/30	349,610
42	4.375%, 01/20/04	43,220
225	4.625%, 08/20/26-07/20/30	227,150
306	5.375%(c), 05/20/23-06/20/27	314,775
543	6.00%, 01/15/29-07/15/29	571,626
143	6.50%, 10/15/25-06/15/29	152,378
59	8.00%, 09/20/30-07/20/31	65,326

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $109,130,257)	110,573,916

	TOTAL LONG-TERM INVESTMENTS (cost $250,964,686)	241,931,807

	SHORT-TERM INVESTMENTS—6.6%

	REPURCHASE AGREEMENTS(m)—5.9%
3,000	Deutsche Bank Securities, Inc., 0.17%, dated 04/30/09, due 05/01/09 in the amount of $3,000,014 (cost $3,000,000; the value of collateral plus accrued interest was $3,049,056)	3,000,000
9,600	Goldman Sachs & Co. (The), 0.17%, dated 04/30/09, due 05/01/09 in the amount of $9,600,045 (cost $9,600,000, the value of collateral plus accrued interest was $9,909,270)	9,600,000

	TOTAL REPURCHASE AGREEMENTS (cost $12,600,000)	12,600,000

CONTRACTS/ NOTIONAL AMOUNTS#	OPTIONS PURCHASED*—0.3%

	Call Options—0.3%
1,200	Interest Rate Swap Options, expiring 08/03/2009 @ 3.45%	42,075
8,600	expiring 08/03/2009 @ 3.45%	301,539
6,200	expiring 07/02/2009 @ 3.60%	243,942

	TOTAL OPTIONS PURCHASED (cost $168,998)	587,556

SHARES

	AFFILIATED MONEY MARKET MUTUAL FUND—0.4%
965,938	Dryden Core Investment Fund—Taxable Money Market Series (cost $965,938)(w)	965,938

	TOTAL SHORT-TERM INVESTMENTS (cost $13,734,936)	14,153,494

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—120.1% (cost $264,699,622; Note 5)	256,085,301

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	119

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

CONTRACTS/ NOTIONAL AMOUNTS#	DESCRIPTION	VALUE (NOTE 1)
	OPTIONS WRITTEN

	Call Options
$12,400	10 Year U.S. Treasury Notes expiring 05/22/2009, Strike Price $126.00	$(7,750)

	Put Options
12,400	10 Year U.S. Treasury Notes expiring 05/22/2009, Strike Price $119.00	(44,563)
100	Interest Rate Swap Option, expiring 05/22/2014 @ 2.75%	(282)
13,000	expiring 06/22/2011 @ 1.75%	(19,256)

		(64,101)

	TOTAL OPTIONS WRITTEN (premiums received $92,608)	(71,851)

PRINCIPAL AMOUNT (000)#	SECURITIES SOLD SHORT—(7.7%)

	Federal National Mortgage Association
7,100	5.00%, TBA	(7,344,062)
8,700	5.50%, TBA	(9,053,438)

	TOTAL SECURITIES SOLD SHORT (proceeds received $16,468,344)	(16,397,500)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—112.4%
	(cost $248,138,670)	239,615,950
	Other liabilities in excess of other assets(x)—(12.4%)	(26,477,865)

	NET ASSETS—100%	$213,138,085

The following abbreviations were used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Savings Bank

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

SLM—Student Loan Mortgage

TBA—To Be Announced

AUD—Australian Dollar

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

See Notes to Financial Statements.

120	THE TARGET PORTFOLIO TRUST

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of April 30, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $19,290,128. The aggregate value of $17,505,255 is approximately 8.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at April 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
646	90 Day Euro Futures	Dec 09	$154,969,475	$159,570,075	$4,600,600
59	90 Day Euro Futures	Jun 10	14,494,087	14,518,425	24,338
73	90 Day Euro Futures	Dec 10	17,734,750	17,687,900	(46,850)
458	90 Day Euro Futures	Mar 11	111,980,512	111,809,250	(171,262)
91	90 Day Euro Futures	Jun 11	22,184,763	22,153,950	(30,813)
73	90 Day Euro Futures	Sep 11	17,760,638	17,728,963	(31,675)
50	90 Day Euro Futures	Dec 11	12,245,000	12,236,250	(8,750)
36	10 Year U.K. Gilt	Jun 09	6,630,702	6,422,770	(207,932)

					$4,127,656

(1)	Cash of $680,000 and market value of $1,735,739 has been segregated to cover requirements for open futures contacts as of April 30, 2009.

Forward foreign currency exchange contracts outstanding at April 30, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/07/09	AUD	631	$443,746	$458,352	$14,606
British Pound,
Expiring 05/21/09	GBP	105	153,314	154,689	1,375
Chinese Yuan,
Expiring 03/29/10	CNY	1,755	260,200	260,094	(106)
Expiring 07/15/09	CNY	28,671	4,401,000	4,217,100	(183,900)
Euro,
Expiring 05/14/09	EUR	25	33,033	33,614	581
Japanese Yen,
Expiring 05/07/09	JPY	38,901	386,648	394,494	7,846
Expiring 06/04/09	JPY	38,900	386,974	394,649	7,675

			$6,064,915	$5,912,992	$(151,923)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	121

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2009 (continued):

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/29/09	AUD	487	$343,111	$353,201	$(10,090)
British Pound,
Expiring 05/21/09	GBP	614	903,630	908,297	(4,667)
Chinese Yuan,
Expiring 07/15/09	CNY	24,544	3,410,200	3,610,177	(199,977)
Euro,
Expiring 05/14/09	EUR	649	860,181	858,651	1,530
Japanese Yen,
Expiring 05/07/09	JPY	38,901	399,916	394,494	5,422
Expiring 06/04/09	JPY	38,900	399,570	394,649	4,921

			$6,316,608	$6,519,469	$(202,861)

Interest rate swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	06/17/11		$43,900	4.00%	3 month LIBOR	$2,109,760	$1,360,692	$749,068
Deutsche Bank(1)	06/17/11		21,100	4.00%	3 month LIBOR	1,014,031	553,219	460,812
Merrill Lynch & Co.(1)	06/17/11		1,500	4.00%	3 month LIBOR	72,087	27,682	44,405
UBS AG(1)	06/15/12	AUD	9,300	4.50%	3 month Australian Bank Bill rate	(40,823)	(39,283)	(1,540)

						$3,155,055	$1,902,310	$1,252,745

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit default swaps on credit indices—Sell Protection(1):
Goldman Sachs	12/20/12	$2,333	0.70%	Dow Jones CDX IG9 5Y Index	$9,105	—	$9,105
Deutsche Bank	12/20/12	6,806	0.72%	Dow Jones CDX IG9 5Y Index	32,777	—	32,777

					$41,882	—	$41,882

See Notes to Financial Statements.

122	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at April 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at April 30, 2009(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Barclays Capital	03/20/13	$2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	3.338%	$(196,154)	—	$(196,154)
Merrill Lynch & Co.	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	3.942%	(20,663)	—	(20,663)
Bank of America, N.A.	06/20/12	200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	2.823%	(14,209)	—	(14,209)
Citigroup	06/20/12	275	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	5.000%	(10,771)	—	(10,771)
Merrill Lynch & Co.	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	1.097%	(4,811)	—	(4,811)
Merrill Lynch & Co.	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	3.679%	(322,851)	—	(322,851)
Bank of America, N.A.	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	2.647%	(13,502)	—	(13,502)
Bank of America, N.A.	06/20/12	200	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	1.445%	(6,668)	—	(6,668)

						$(589,629)	—	$(589,629)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	123

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$965,938	$4,127,656
Level 2—Other Significant Observable Inputs—Long	255,119,363	350,214
Level 2—Other Significant Observable Inputs—Short	(16,469,351)	—
Level 3—Significant Unobservable Inputs	—	—

Total	$239,615,950	$4,477,870

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and April 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

U.S. Government Mortgage Backed Obligations	51.9%
Commercial Banks	20.6
Diversified Financial Services	18.5
Collateralized Mortgage Obligations	6.5
Repurchase Agreements	5.9
Electric	2.6
Asset-Backed Securities	2.0
U.S. Government Agency Obligations	1.5
Municipal Bonds	1.4
Foreign Government Bonds	1.4
Healthcare—Services	1.2
Oil, Gas & Consumable Fuels	1.1
Airlines	1.0
Telecommunications	0.8
Household & Personal Products	0.8
Media	0.6
Miscellaneous Manufacturing	0.5
Real Estate Investment Trusts	0.5
Affiliated Money Market Mutual Fund	0.4
Bank Notes	0.3
Options Purchased	0.3
Food	0.1
Forest Products	0.1
Insurance	0.1

120.1
Options Written and Securities Sold Short	(7.7)
Other liabilities in excess of other assets	(12.4)

100.0%

See Notes to Financial Statements.

124	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2009 (Unaudited)	Mortgage Backed Securities Portfolio

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—144.4%

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—112.4%
$3,500		Federal Home Loan Mortgage Corp., 4.50%, TBA	$3,556,875
4,186		5.00%, 10/01/35	4,310,407
1,287		6.00%, 01/01/15-02/01/21	1,350,636
139		6.50%, 01/01/18-06/01/22	148,637
31		7.50%, 06/01/28	32,518
8		8.50%, 04/01/18-07/01/21	8,389
—	(r)	9.00%, 03/01/11	622
22		11.50%, 03/01/16	26,471
1,961		Federal National Mortgage Assoc., 4.50%, 03/01/35(k)	1,997,450
5,021		5.00%, 11/01/18-08/01/35	5,187,839
216		5.00%, 07/01/33(k)	223,242
9,320		5.50%, 06/01/33-06/01/37	9,687,987
816		5.78%, 11/01/11	861,434
11,121		6.00%, 04/01/14-10/01/37	11,651,836
41		6.095%, 03/01/12	43,444
1,234		6.50%, 05/01/14-11/01/37	1,304,853
1,500		6.50%, TBA	1,589,062
10		7.00%, 05/01/12-07/01/12	9,858
35		8.00%, 09/01/22-12/01/22	37,758
3		9.75%, 01/01/11-11/01/16	4,349
500		Government National Mortgage Assoc., 4.50%, TBA	509,844
163		6.00%, 07/15/24-08/15/24	171,092
2,800		6.50%, 06/15/23-11/15/36	2,956,558
1,427		7.00%, 11/15/31-05/15/33	1,512,228
29		7.50%, 09/15/11-12/20/23	31,262
365		8.00%, 03/15/17-11/15/30	397,789
45		8.25%, 06/20/17-07/20/17	48,257
48		8.50%, 04/20/17	51,162
61		9.00%, 03/15/10-01/15/20	66,726
2		9.50%, 08/15/09-06/15/20	2,907
4		13.50%, 05/15/11	4,676
6		14.00%, 06/15/11	7,163
8		16.00%, 05/15/12	8,494

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $46,168,852)	47,801,825

		COLLATERALIZED MORTGAGE OBLIGATIONS—32.0%
1,000		Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A2 5.286%(c), 06/11/41	957,068

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	125

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$330	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50%(c), 03/25/36	$195,238
413	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.50%, 01/25/36	305,267
1,093	Series 2005-85CB, Class 2A2 5.50%, 02/25/36	682,758
1,304	Series 2005-J11, Class 1A3 5.50%, 11/25/35	945,952
833	Series 2007-HY5R, Class 2A1A 5.544%(c), 03/25/47	547,472
1,262	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.25%, 09/25/36	977,113
90	Series 2006-J2, Class 1A6 6.00%, 04/25/36	49,799
187	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	201,284
18	Federal Home Loan Mortgage Corp., Series 74, Class F 6.00%, 10/15/20	18,034
4	Series 83, Class Z 9.00%, 10/15/20	3,993
29	Series 186, Class E 6.00%, 08/15/21	28,992
10	Series 1058, Class H 8.00%, 04/15/21	10,779
8	Series 1116, Class I 5.50%, 08/15/21	8,009
35	Series 1120, Class L 8.00%, 07/15/21	35,017
793	Series 2627, Class BG 3.25%, 06/15/17	799,222
425	Series 2809, Class UC 4.00%, 06/15/19	427,434
620	Series 2852, Class VI, IO 5.00%, 06/15/24	12,292
212	Series 2882, Class YI, IO 5.00%, 03/15/24	2,616
264	Series 2915, Class K1, IO 5.00%, 06/15/24	4,381
1,236	Series 2995, Class ST, IO 6.299%(c), 05/15/29	120,394

See Notes to Financial Statements.

126	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,032	Series 3279, Class SD, IO 5.979%(c), 02/15/37	$296,769
3,465	Series 3309, Class SC, IO 5.999%(c), 04/15/37	246,809
13	Federal National Mortgage Assoc., Series 56, Class 1 6.00%, 04/01/19	14,293
531	Series 340, Class 2, IO 5.00%, 08/01/33	68,628
1,142	Series 347, Class 2, IO 5.00%, 12/01/33	146,520
197	Series 377, Class 2, IO 5.00%, 10/01/36	24,183
13	Series 1988-19, Class J 8.50%, 07/25/18	14,588
5	Series 1990-10, Class L 8.50%, 02/25/20	5,925
14	Series 1990-108, Class G 7.00%, 09/25/20	14,752
14	Series 1991-21, Class J 7.00%, 03/25/21	15,144
25	Series 1992-113, Class Z 7.50%, 07/25/22	27,508
276	Series 1993-223, Class ZA 6.50%, 12/25/23	301,254
337	Series 2001-51, Class QN 6.00%, 10/25/16	358,198
155	Series 2003-33, Class PT 4.50%, 05/25/33	159,335
2,221	Series 2007-22, Class SD, IO 5.963%(c), 03/25/37	165,153
16	Series G-14, Class L 8.50%, 06/25/21	17,863
17	Series G92-24, Class Z 6.50%, 04/25/22	17,774
	Series G92-59, Class D
87	6.00%, 10/25/22	93,394
	Series G94-4, Class PG
303	8.00%, 05/25/24	339,530
44	First Boston Mortgage Securities Corp., Series B, Class I-O, IO 8.985%, 04/25/17	4,438
	Series B, Class P-O, PO
44	3.05%(t), 04/25/17	40,866
227	Government National Mortgage Assoc., Series 2006-35, Class LO, PO 3.166%(t), 07/20/36	212,261
	Series 2006-38, Class XS, IO
1,263	6.798%(c), 09/16/35	133,034

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	127

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$120	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2 5.217%(c), 04/25/35	$77,928
	Series 2007-AR1, Class 2A1
354	5.992%(c), 03/25/47	199,815
	Series 2007-AR2, Class 1A1
340	5.772%(c), 05/25/47	185,207
800	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.50%, 06/25/37	656,872
278	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A4 4.043%(c), 07/25/34	258,020
	Series 2007-12, Class 3A22
282	6.00%, 08/25/37	166,173
750	Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.25%, 06/25/34	517,676
	Series 2005-A9, Class A3
1,722	5.50%, 07/25/35	683,908
3	Salomon Brothers Mortgage Securities VI, Inc., Series 1986-1, Class A 6.00%, 12/25/11	2,745
589	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3 4.775%(c), 04/25/45	348,325
1,500	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR13, Class A1 5.309%(c), 05/25/35	962,954
	Series 2006-AR10, Class 5A2
613	5.592%(c), 07/25/36	485,919

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $17,071,806)	13,596,875

	TOTAL LONG-TERM INVESTMENTS (cost $63,240,658)	61,398,700

SHARES	SHORT-TERM INVESTMENT—4.5%

	AFFILIATED MONEY MARKET MUTUAL FUND—4.5%
1,923,262	Dryden Core Investment Fund—Taxable Money Market Series (cost $1,923,262)(w)	1,923,262

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—148.9% (cost $65,163,920; Note 5)	63,321,962

See Notes to Financial Statements.

128	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	SECURITIES SOLD SHORT—(22.9%)
$3,400	Federal National Mortgage Assoc., 4.50%, TBA	$(3,459,500)
500	5.00%, TBA	(514,219)
1,000	5.50%, TBA	(1,035,938)
4,500	6.00%, TBA	(4,703,904)

	TOTAL SECURITIES SOLD SHORT (proceeds received $9,694,945)	(9,713,561)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—126.0% (cost $55,468,975)	53,608,401
	Other liabilities in excess of other assets(x)—(26.0%)	(11,076,163)

	NET ASSETS—100%	$42,532,238

The following abbreviations are used in Portfolio descriptions:

IO—Interest Only

PO—Principal Only

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(t)	Interest rate is the effective yield as of April 30, 2009.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, interest rate swaps and reverse repurchase agreements as follows:

Open futures contracts outstanding at April 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
13	90 Day Euro Dollar	Sep 09	$3,117,400	$3,217,662	$100,262
1	5 Year U.S. Treasury Notes	Jun 09	118,547	117,141	(1,406)
15	10 Year U.S. Treasury Notes	Jun 09	1,847,869	1,814,063	(33,806)

					65,050

Short Position:
17	2 Year U.S. Treasury Notes	Jun 09	3,676,519	3,698,297	(21,778)

					$43,272

Interest rate swap agreements outstanding at April 30, 2009:

Counter Party	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	11/07/09	$2,725	4.37%	3 Month LIBOR	$96,219	$—	$96,219
Goldman Sachs(2)	10/31/18	1,300	4.31%	3 Month LIBOR	(122,021)	—	(122,021)

					$(25,802)	$—	$(25,802)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	129

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

Reverse Repurchase Agreements outstanding at April 30, 2009:

Broker	Interest Rate	Trade Date	Value at April 30, 2009	Maturity Date	Cost
First Boston Corp.	0.44%	4/13/2009	$15,000,000	5/13/2009	$15,000,000

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,923,262	$43,272
Level 2—Other Significant Observable Inputs—Long	61,398,700	(25,802)
Level 2—Other Significant Observable Inputs—Short	(24,713,561)	—
Level 3—Significant Unobservable Inputs	—	—

Total	$38,608,401	$17,470

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and April 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

U.S. Government Mortgage Backed Obligations	112.4%
Collateralized Mortgage Obligations	32.0
Affiliated Money Market Mutual Fund	4.5

148.9
Securities Sold Short	(22.9)
Other liabilities in excess of other assets	(26.0)

100.0%

See Notes to Financial Statements.

130	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2009 (Unaudited)	U.S. Government Money Market Portfolio

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	FEDERAL HOME LOAN BANK—25.0%
$4,000	0.30%(n), 05/11/09	$3,999,667
1,500	0.355%(n), 10/16/09	1,497,550
1,500	0.38%(n), 10/30/09	1,497,118
2,500	0.40%(n), 07/06/09	2,498,167
2,000	0.44%(n), 09/16/09	1,996,627
2,000	0.45%(n), 06/25/09	1,998,625
2,000	0.45%(n), 07/07/09	1,998,325
3,000	0.58%(n), 08/21/09	2,994,587
1,200	1.05%, 03/05/10	1,201,315
995	2.75%, 03/12/10	1,009,998
1,015	4.50%, 10/09/09	1,031,912
3,250	5.00%, 09/18/09	3,303,344

	TOTAL FEDERAL HOME LOAN BANK (cost $25,027,235)	25,027,235

	FEDERAL HOME LOAN MORTGAGE CORP.—27.6%
2,500	0.35%(n), 06/22/09	2,498,736
2,000	0.35%(n), 06/30/09	1,998,833
1,690	0.42%(n), 09/21/09	1,687,181
3,000	0.50%(n), 07/27/09	2,996,375
4,000	0.52%(n), 06/17/09	3,997,284
1,800	0.55%(n), 06/02/09	1,799,120
3,000	0.56%(n), 08/17/09	2,994,960
3,000	0.57%(n), 08/10/09	2,995,203
2,000	0.58%(n), 09/08/09	1,995,811
2,000	0.60%(n), 09/14/09	1,995,467
600	1.085%(c), 02/04/10	600,000
2,000	6.625%, 09/15/09	2,045,542

	TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (cost $27,604,512)	27,604,512

	FEDERAL NATIONAL MORTGAGE ASSOCIATION(n)—26.0%
2,500	0.30%, 05/15/09	2,499,708
2,000	0.375%, 10/14/09	1,996,542
2,000	0.42%, 10/07/09	1,996,290
2,000	0.43%, 09/09/09	1,996,870
4,500	0.50%, 06/18/09	4,497,000
2,000	0.50%, 07/01/09	1,998,306
3,000	0.52%, 07/08/09	2,997,053
2,000	0.54%, 07/30/09	1,997,300
3,600	0.55%, 05/29/09	3,598,460
2,500	0.56%, 08/26/09	2,495,450

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $26,072,979)	26,072,979

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	131

U.S. Government Money Market Portfolio (continued)	Portfolio of Investments As of April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)
	REPURCHASE AGREEMENTS(m)—21.2%
$12,300	JPMorgan Chase Bank, 0.18%, dated 04/30/09, due 05/01/09 in the amount of $12,300,062 (cost $12,300,000; the value of collateral plus accrued interest $12,548,039)	$12,300,000
8,900	UBS, 0.16%, dated 04/30/09, due 05/01/09 in the amount of $8,900,040 (cost $8,900,000; the value of collateral plus accrued interest $9,078,425)	8,900,000

	TOTAL REPURCHASE AGREEMENTS (cost $21,200,000)	21,200,000

Shares

	AFFILIATED MONEY MARKET MUTUAL FUND—0.4%
423,635	Dryden Core Investment Fund—Taxable Money Market Series(w)	423,635

	TOTAL INVESTMENTS—100.2% (amortized cost $100,328,361)(h)	100,328,361
	Liabilities in excess of other assets—(0.2%)	(161,955)

	NET ASSETS—100%	$100,166,406

(c)	Indicates a variable rate security.
(h)	Federal income tax basis is the same as for financial reporting purposes.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$423,635	—
Level 2—Other Significant Observable Inputs	99,904,726	—
Level 3—Significant Unobservable Inputs	—	—

Total	$100,328,361	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

132	THE TARGET PORTFOLIO TRUST

As of October 31, 2008 and April 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

Federal Home Loan Mortgage Corp.	27.6%
Federal National Mortgage Assoc.	26.0
Federal Home Loan Bank	25.0
Repurchase Agreements	21.2
Affiliated Money Market Mutual Fund	0.4

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	133

Statement of Assets and Liabilities April 30, 2009 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$165,965,752	$167,029,013	$70,516,188	$442,943,993
Affiliated investments(B)	31,207,150	36,481,148	25,914,578	123,819,190
Repurchase agreements(C)	—	—	—	—
Cash	522,011	448,165	—	1,668,679
Deposit with broker	—	—	—	—
Foreign currency, at value(D)	—	—	—	—
Receivable for Trust shares sold	327,220	279,475	311,900	859,100
Dividends and interest receivable	217,415	382,540	33,318	492,689
Prepaid expenses and other assets	1,497	5,107	594	2,511
Receivable for investments sold	5,202,170	528,856	22,047	3,526,398
Receivable for foreign tax reclaim	970	—	—	—
Due from broker for variation margin	—	—	—	—
Payments made for swap agreements	—	—	—	—
Unrealized appreciation on swaps	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Total assets	203,444,185	205,154,304	96,798,625	573,312,560

LIABILITIES
Collateral for securities on loan	26,781,943	31,336,296	23,347,073	101,245,478
Reverse repurchase agreement	—	—	—	—
Payable for Trust shares reacquired	335,285	281,021	143,104	688,080
Payable for investments purchased	4,461,871	45,419	1,417,807	4,997,969
Accrued expenses and other liabilities	67,910	61,725	53,280	37,075
Management fee payable	81,868	82,779	33,341	214,002
Affiliated transfer agent fee payable	17,845	15,048	7,009	45,119
Deferred trustees’ fees	10,750	10,685	10,349	10,460
Distribution fee payable	20,242	20,384	8,353	10,006
Payable to custodian	—	—	381,730	—
Dividends payable	—	—	—	—
Due to broker for variation margin	—	—	—	5,370
Outstanding options written(E)	—	—	—	—
Payments received for swap agreements	—	—	—	—
Unrealized depreciation on swaps	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—
Securities sold short, at value(F)	—	—	—	—
Total liabilities	31,777,714	31,853,357	25,402,046	107,253,559

NET ASSETS	$171,666,471	$173,300,947	$71,396,579	$466,059,001

See Notes to Financial Statements.

134	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2009 (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$18,411	$23,603	10,813	$35,593
Paid-in capital, in excess of par	244,529,347	298,678,838	134,415,312	579,758,305
	244,547,758	298,702,441	134,426,125	579,793,898
Undistributed net investment income (loss)	669,652	1,416,128	(84,810)	2,353,005
Accumulated net realized gains (losses)	(83,035,378)	(101,362,247)	(53,377,035)	(58,603,798)
Net unrealized appreciation (depreciation)	9,484,439	(25,455,375)	(9,567,701)	(57,484,104)
Net assets, April 30, 2009	$171,666,471	$173,300,947	$71,396,579	$466,059,001
(A) Identified cost of unaffiliated investments	$156,480,219	$192,484,388	$80,083,889	$500,482,447
(B) Identified cost of affiliated investments	$31,207,150	$36,481,148	$25,914,578	$123,819,190
(C) Identified cost of repurchase agreements	—	—	—	—
(D) Identified cost of foreign currency	—	—	—	—
(E) Premiums received from options written	—	—	—	—
(F) Proceeds received from short sales	—	—	—	—
(G) Including securities on loan of	$26,361,511	$30,418,082	$22,541,957	$96,752,746

NET ASSET VALUE:
Class R:
Net Assets	$51,491,077	$51,584,968	$21,632,820	$25,945,732
Shares Outstanding	5,540,686	7,032,944	3,302,982	1,989,241
Net asset value, offering price and redemption price per share	$9.29	$7.33	$6.55	$13.04
Class T:
Net Assets	$120,175,394	$121,715,979	$49,763,759	$440,113,269
Shares Outstanding	12,870,549	16,569,974	7,509,887	33,603,516
Net asset value, offering price and redemption price per share	$9.34	$7.35	$6.63	$13.10

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	135

Statement of Assets and Liabilities April 30, 2009 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$139,522,848	$28,775,700	$429,556,329
Affiliated investments(B)	1,517,007	118,843	—
Repurchase agreements(C)	—	800,000	3,800,000
Cash	—	30,105	2,399,456
Deposit with broker	—	73,600	975,600
Foreign currency, at value(D)	1,274,834	384,021	2,960,152
Receivable for Trust shares sold	216,830	227,235	266,609
Dividends and interest receivable	657,033	380,054	2,583,602
Prepaid expenses and other assets	1,334	182	1,391
Receivable for investments sold	1,041,953	13,854,141	224,724,986
Receivable for foreign tax reclaim	1,018,779	—	—
Due from broker for variation margin	—	5,773	52,075
Payments made for swap agreements	—	272,122	—
Unrealized appreciation on swaps	—	525,423	5,422,040
Unrealized appreciation on forward currency contracts	108,837	77,746	264,429
Total assets	145,359,455	45,524,945	673,006,669

LIABILITIES
Collateral for securities on loan	—	—	—
Reverse repurchase agreement	—	—	—
Payable for Trust shares reacquired	216,832	120,397	815,704
Payable for investments purchased	988,099	21,145,355	399,964,969
Accrued expenses and other liabilities	101,014	74,420	78,740
Management fee payable	79,338	9,705	87,746
Affiliated transfer agent fee payable	12,316	2,187	35,075
Deferred trustees’ fees	10,462	10,170	10,356
Distribution fee payable	16,249	—	20,531
Payable to custodian	11,865	—	—
Dividends payable	—	—	199,099
Due to broker	—	530,000	3,548,000
Due to broker for variation margin	—	—	—
Options written(E)	—	11,841	59,221
Payments received for swap agreements	—	—	1,030,567
Unrealized depreciation on swaps	—	85,223	12,747,712
Unrealized depreciation on forward currency contracts	100,784	287,930	1,167,173
Securities sold short, at value(F)	—	—	15,277,586
Total liabilities	1,536,959	22,277,228	435,042,479

NET ASSETS	$143,822,496	$23,247,717	$237,964,190

See Notes to Financial Statements.

136	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2009 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$17,473	$3,181	$23,895
Paid-in capital, in excess of par	219,805,632	24,099,621	254,869,138
	219,823,105	24,102,802	254,893,033
Undistributed net investment income (loss)	(2,485,866)	335,541	(2,438,752)
Accumulated net realized gains (losses)	(24,202,103)	(140,771)	13,033,223
Net unrealized appreciation (depreciation)	(49,312,640)	(1,049,855)	(27,523,314)
Net assets, April 30, 2009	$143,822,496	$23,247,717	$237,964,190
(A) Identified cost of unaffiliated investments	$188,895,659	$30,047,033	$452,145,174
(B) Identified cost of affiliated investments	$1,517,007	$118,843	—
(C) Identified cost of repurchase agreements	—	$800,000	$3,800,000
(D) Identified cost of foreign currency	$1,238,118	$371,520	$2,916,150
(E) Premiums received from options written	—	$32,456	$87,469
(F) Proceeds received from short sales	—	—	$15,334,965
(G) Including securities on loan of	—	—	—

NET ASSET VALUE:
Class R:
Net Assets	$41,536,743	—	$50,683,627
Shares Outstanding	5,054,124	—	5,116,232
Net asset value, offering price and redemption price per share	$8.22	—	$9.91
Class T:
Net Assets	$102,285,753	$23,247,717	$187,280,563
Shares Outstanding	12,419,230	3,181,177	18,779,043
Net asset value, offering price and redemption price per share	$8.24	$7.31	$9.97

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	137

Statement of Assets and Liabilities April 30, 2009 (Unaudited) (continued)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$242,519,363	$61,398,700	$78,704,726
Affiliated investments(B)	965,938	1,923,262	423,635
Repurchase agreements(C)	12,600,000	—	21,200,000
Cash	258,721	1,303	667,684
Deposit with broker	680,000	—	—
Foreign currency, at value(D)	193,922	—	—
Receivable for Trust shares sold	1,640,534	41,703	1,027,557
Dividends and interest receivable	1,233,033	281,535	46,526
Prepaid expenses and other assets	1,187	334	19,515
Receivable from Management	—	—	2,193
Receivable for investments sold	83,903,473	9,704,508	—
Receivable for foreign tax reclaim	—	—	—
Due from broker for variation margin	34,398	—	—
Payments made for swap agreements	1,902,310	—	—
Unrealized appreciation on swaps	1,296,167	96,219	—
Unrealized appreciation on forward currency contracts	43,956	—	—
Total assets	347,273,002	73,447,564	102,091,836

LIABILITIES
Collateral for securities on loan	—	—	—
Reverse repurchase agreement	—	15,000,000	—
Payable for Trust shares reacquired	455,344	144,308	1,882,626
Payable for investments purchased	113,391,580	5,637,187	—
Accrued expenses and other liabilities	55,362	123,826	28,805
Management fee payable	77,782	15,661	—
Affiliated transfer agent fee payable	13,894	38,908	1,144
Deferred trustees’ fees	10,749	10,277	10,250
Payable to custodian	—	—	—
Dividends payable	180,946	84,158	2,605
Due to broker	2,490,000	—	—
Due to broker for variation margin	—	25,419	—
Options written(E)	71,851	—	—
Payments received for swap agreements	—	—	—
Unrealized depreciation on swaps	591,169	122,021	—
Unrealized depreciation on forward currency contracts	398,740	—	—
Securities sold short, at value(F)	16,397,500	9,713,561	—
Total liabilities	134,134,917	30,915,326	1,925,430

NET ASSETS	$213,138,085	$42,532,238	$100,166,406

See Notes to Financial Statements.

138	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2009 (Unaudited) (continued)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$20,782	$4,593	$100,151
Paid-in capital, in excess of par	214,650,392	50,237,973	100,050,598
	214,671,174	50,242,566	100,150,749
Undistributed net investment income (loss)	237,982	36,858	14,384
Accumulated net realized gains (losses)	2,551,507	(5,904,082)	1,273
Net unrealized appreciation (depreciation)	(4,322,578)	(1,843,104)	—
Net assets, April 30, 2009	$213,138,085	$42,532,238	$100,166,406
(A) Identified cost of unaffiliated investments	$251,133,684	$63,240,658	$78,704,726
(B) Identified cost of affiliated investments	$965,938	$1,923,262	$423,635
(C) Identified cost of repurchase agreements	$12,600,000	—	$21,200,000
(D) Identified cost of foreign currency	$192,166	—	—
(E) Premiums received from options written	$92,608	—	—
(F) Proceeds received from short sales	$16,468,344	$9,694,945	—
(G) Including securities on loan of	—	—	—

NET ASSET VALUE:
Class R:
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net asset value, offering price and redemption price per share	—	—	—
Class T:
Net Assets	$213,138,085	$42,532,238	$100,166,406
Shares Outstanding	20,781,908	4,593,204	100,150,956
Net asset value, offering price and redemption price per share	$10.26	$9.26	$1.00

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	139

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,502,376	$3,545,507	$149,307	$4,746,049
Affiliated dividend income	71,475	23,672	11,060	158,656
Less: Foreign withholding taxes	(4,434)	—	(319)	(9,008)
Affiliated income from securities lending, net	150,981	58,137	159,707	537,722
Unaffiliated interest	591	—	—	515
Total income	1,720,989	3,627,316	319,755	5,433,934
Expenses
Management fee	500,287	518,360	199,706	1,149,307
Loan interest expense (Note 7)	—	661	—	—
Distribution fee—Class R	115,455	111,974	45,888	54,919
Transfer agent’s fees and expenses(a)	95,000	78,000	49,000	251,000
Custodian’s fees and expenses	55,000	53,000	38,000	87,000
Reports to shareholders	20,000	17,000	15,000	22,000
Registration fees	15,000	15,000	15,000	14,000
Legal fees	8,000	8,000	7,000	8,000
Trustees’ fees	9,000	10,000	8,000	11,000
Audit fees	12,000	12,000	12,000	16,000
Miscellaneous	7,751	9,195	3,457	10,934
Total expenses	837,493	833,190	393,051	1,624,160
Net investment income (loss)	883,496	2,794,126	(73,296)	3,809,774
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(46,626,696)	(64,175,725)	(23,393,265)	(49,327,459)
Futures transactions	(152,965)	—	—	(106,340)
Foreign currency transactions	15,176	1,127	—	—
Options written transactions	—	—	—	—
Swap agreement transactions	—	—	—	—
Short sale transactions	—	—	—	—
Total net realized gain (loss)	(46,764,485)	(64,174,598)	(23,393,265)	(49,433,799)
Net change in unrealized appreciation (depreciation) on:
Investments	30,070,525	31,333,737	16,678,234	27,086,221
Futures	17,518	—	—	126,250
Foreign currencies	(1,094)	—	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Net change in unrealized appreciation (depreciation)	30,086,949	31,333,737	16,678,234	27,212,471
Net gain (loss)	(16,677,536)	(32,840,861)	(6,715,031)	(22,221,328)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,794,040)	$(30,046,735)	$(6,788,327)	$(18,411,554)
a) Including affiliated expense of	$81,000	$77,000	$48,000	$233,000

See Notes to Financial Statements.

140	THE TARGET PORTFOLIO TRUST

Statements of Operations

Six Months Ended April 30, 2009 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$2,334,534	$—	$—
Affiliated dividend income	31,692	1,467	8,562
Less: Foreign withholding taxes	(199,177)	—	—
Unaffiliated interest	—	587,821	7,240,465
Total income	2,167,049	589,288	7,249,027
Expenses
Management fee	479,544	64,596	547,758
Loan interest expense (Note 7)	630	—	—
Interest expense	—	—	78,250
Distribution fee—Class R	88,100	—	129,575
Transfer agent’s fees and expenses(a)	64,000	16,000	181,000
Custodian’s fees and expenses	94,000	91,000	115,000
Reports to shareholders	16,000	9,000	16,000
Registration fees	15,000	7,000	25,000
Legal fees	8,000	7,000	9,000
Trustees’ fees	9,000	7,000	10,000
Audit fees	15,000	36,000	25,000
Miscellaneous	17,028	4,376	9,078
Total expenses	806,302	241,972	1,145,661
Net investment income (loss)	1,360,747	347,316	6,103,366

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(23,742,676)	1,836,640	17,471,115
Futures transactions	—	268,076	(3,389,834)
Foreign currency transactions	2,619,014	249,559	659,653
Options written transactions	—	(780,960)	(2,219,734)
Swap agreement transactions	—	(1,511,715)	5,494,011
Short sale transactions	—	(49,591)	(1,928,279)
Total net realized gain (loss)	(21,123,662)	12,009	16,086,932
Net change in unrealized appreciation (depreciation) on:
Investments and other assets	16,037,122	379,059	12,597,503
Futures	—	41,959	526,080
Foreign currencies	(2,947,765)	(986,843)	(776,029)
Options written	—	57,592	308,111
Swaps	—	459,940	(8,953,849)
Short sales	—	(846)	(562,036)
Net change in unrealized appreciation (depreciation)	13,089,357	(49,139)	3,139,780
Net gain (loss)	(8,034,305)	(37,130)	19,226,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,673,558)	$310,186	$25,330,078
a) Including affiliated expense of	$50,000	$13,300	$179,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	141

Statements of Operations

Six Months Ended April 30, 2009 (Unaudited) (continued)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$—	$—	$—
Affiliated dividend income	20,128	4,718	2,626
Less: Foreign withholding taxes	—	—	—
Unaffiliated interest	4,536,660	1,965,465	498,802
Total income	4,556,788	1,970,183	501,428
Expenses
Management fee	462,721	103,773	107,610
Interest expense	—	102,731	—
Distribution fee—Class R	—	—	—
Transfer agent’s fees and expenses(a)	77,000	15,000	44,000
Custodian’s fees and expenses	73,000	30,000	29,000
Reports to shareholders	16,000	7,000	10,000
Registration fees	12,000	2,000	12,000
Legal fees	8,000	4,000	8,000
Trustees’ fees	8,000	5,000	6,000
Audit fees	20,000	14,000	10,000
Miscellaneous	10,333	2,988	29,559
Total expenses	687,054	286,492	256,169
Less: Management fee waivers	—	—	(47,008)
Net expenses	687,054	286,492	209,161
Net investment income (loss)	3,869,734	1,683,691	292,267

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,637,553	563,620	1,273
Futures transactions	3,987,760	(847,744)	—
Foreign currency transactions	725,021	—	—
Options written transactions	(402,045)	—	—
Swap agreement transactions	2,589,953	(69,818)	—
Short sale transactions	(2,173,795)	(895,735)	—
Total net realized gain (loss)	8,364,447	(1,249,677)	1,273
Net change in unrealized appreciation (depreciation) on:
Investments and other assets	6,249,346	1,954,119	—
Futures	(337,074)	(225,322)	—
Foreign currencies	(371,232)	—	—
Options written	380	—	—
Swaps	(990,108)	(128,333)	—
Short sales	(191,090)	(251,317)	—
Net change in unrealized appreciation (depreciation)	4,360,222	1,349,147	—
Net gain (loss)	12,724,669	99,470	1,273

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,594,403	$1,783,161	$293,540
a) Including affiliated expense of	$77,000	$15,000	$43,000

See Notes to Financial Statements.

142	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2009	Year Ended October 31, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$883,496	$2,316,713
Net realized loss on investment and foreign currency transactions	(46,764,485)	(35,507,224)
Net change in unrealized appreciation (depreciation) of investments	30,086,949	(94,793,944)
Net decrease in net assets resulting from operations	(15,794,040)	(127,984,455)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(340,259)	(50,148)
Class T	(1,662,723)	(1,151,430)
Total dividends from net investment income	(2,002,982)	(1,201,578)
Distributions from net realized gains
Class R	—	(1,996,522)
Class T	—	(16,748,866)
Total distributions from net realized gains	—	(18,745,388)
Trust share transactions (Note 6)
Net proceeds from shares sold	22,834,265	68,111,502
Net asset value of shares issued in reinvestment of dividends and distributions	1,999,292	19,916,546
Cost of shares reacquired	(34,145,787)	(87,020,927)
Net increase (decrease) in net assets from Trust share transactions	(9,312,230)	1,007,121
Total decrease	(27,109,252)	(146,924,300)

NET ASSETS
Beginning of period	198,775,723	345,700,023
End of period(a)	$171,666,471	$198,775,723
(a) Includes undistributed net investment income of	$669,652	$1,789,138

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	143

Statement of Changes in Net Assets (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2009	Year Ended October 31, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,794,126	$7,584,058
Net realized gain (loss) on investment and foreign currency transactions	(64,174,598)	(35,177,662)
Net change in unrealized appreciation (depreciation) of investments	31,333,737	(127,243,378)
Net decrease in net assets resulting from operations	(30,046,735)	(154,836,982)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,487,784)	(478,872)
Class T	(5,593,931)	(6,667,475)
Total dividends from net investment income	(7,081,715)	(7,146,347)
Distributions from net realized gains
Class R	—	(2,552,515)
Class T	—	(26,245,278)
Total distributions from net realized gains	—	(28,797,793)
Trust share transactions (Note 6)
Net proceeds from shares sold	29,612,908	76,462,326
Net asset value of shares issued in reinvestment of dividends and distributions	6,894,855	34,220,003
Cost of shares reacquired	(41,073,684)	(108,763,708)
Net increase (decrease) in net assets from Trust share transactions	(4,565,921)	1,918,621
Total decrease	(41,694,371)	(188,862,501)

NET ASSETS
Beginning of period	214,995,318	403,857,819
End of period(a)	$173,300,947	$214,995,318
(a) Includes undistributed net investment income of	$1,416,128	$5,703,717

See Notes to Financial Statements.

144	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2009	Year Ended October 31, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(73,296)	$93,405
Net realized loss on investment and foreign currency transactions	(23,393,265)	(18,990,580)
Net change in unrealized appreciation (depreciation) of investments	16,678,234	(52,301,656)
Net decrease in net assets resulting from operations	(6,788,327)	(71,198,831)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—
Class T	(93,303)	—
Total dividends from net investment income	(93,303)	—
Distributions from net realized gains
Class R	—	—
Class T	—	—
Total distributions from net realized gains	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	12,955,230	31,455,208
Net asset value of shares issued in reinvestment of dividends and distributions	93,098	—
Cost of shares reacquired	(11,612,268)	(33,985,933)
Net increase (decrease) in net assets from Trust share transactions	1,436,060	(2,530,725)
Total decrease	(5,445,570)	(73,729,556)

NET ASSETS
Beginning of period	76,842,149	150,571,705
End of period(a)	$71,396,579	$76,842,149
(a) Includes undistributed net investment income of	—	$81,789

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	145

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2009	Year Ended October 31, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,809,774	$5,907,966
Net realized loss on investment and foreign currency transactions	(49,433,799)	(6,335,092)
Net change in unrealized appreciation (depreciation) of investments	27,212,471	(153,060,766)
Net decrease in net assets resulting from operations	(18,411,554)	(153,487,892)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(266,471)	(184,467)
Class T	(6,116,250)	(5,212,824)
Total dividends from net investment income	(6,382,721)	(5,397,291)
Distributions from net realized gains
Class R	(133,152)	(975,462)
Class T	(2,134,010)	(22,449,550)
Total distributions from net realized gains	(2,267,162)	(23,425,012)
Trust share transactions (Note 6)
Net proceeds from shares sold	142,616,347	254,520,649
Net asset value of shares issued in reinvestment of dividends and distributions	8,251,408	28,185,614
Cost of shares reacquired	(54,508,569)	(130,437,091)
Net increase in net assets from Trust share transactions	96,359,186	152,269,172
Total increase (decrease)	69,297,749	(30,041,023)

NET ASSETS
Beginning of period	396,761,252	426,802,275
End of period(a)	$466,059,001	$396,761,252
(a) Includes undistributed net investment income of	$2,353,005	$4,925,952

See Notes to Financial Statements.

146	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended April 30, 2009	Year Ended October 31, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,360,747	$6,220,134
Net realized loss on investment and foreign currency transactions	(21,123,662)	(4,423,850)
Net change in unrealized appreciation (depreciation) of investments	13,089,357	(152,509,990)
Net decrease in net assets resulting from operations	(6,673,558)	(150,713,706)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,723,488)	(483,414)
Class T	(6,068,415)	(5,909,515)
Total dividends from net investment income	(7,791,903)	(6,392,929)
Distributions from net realized gains
Class R	—	(3,376,642)
Class T	—	(31,835,131)
Total distributions from net realized gains	—	(35,211,773)
Trust share transactions (Note 6)
Net proceeds from shares sold	19,893,215	61,750,269
Net asset value of shares issued in reinvestment of dividends and distributions	7,779,809	41,528,330
Cost of shares reacquired	(28,837,394)	(75,402,081)
Net increase (decrease) in net assets from Trust share transactions	(1,164,370)	27,876,518
Total decrease	(15,629,831)	(164,441,890)

NET ASSETS
Beginning of period	159,452,327	323,894,217
End of period(a)	$143,822,496	$159,452,327
(a) Includes undistributed net investment income of	—	$3,945,290

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	147

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL BOND PORTFOLIO
	Six Months Ended April 30, 2009	Year Ended October 31, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$347,316	$1,135,128
Net realized gain on investment and foreign currency transactions	12,009	2,831,361
Net change in unrealized appreciation (depreciation) of investments	(49,139)	(4,532,452)
Net increase (decrease) in net assets resulting from operations	310,186	(565,963)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—
Class T	(2,979,472)	—
Total dividends from net investment income	(2,979,472)	—
Distributions from net realized gains
Class R	—	—
Class T	—	—
Total distributions from net realized gains	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	360,544	2,097,222
Net asset value of shares issued in reinvestment of dividends and distributions	2,974,395	—
Cost of shares reacquired	(6,763,899)	(11,195,986)
Net decrease in net assets from Trust share transactions	(3,428,960)	(9,098,764)
Total decrease	(6,098,246)	(9,664,727)

NET ASSETS
Beginning of period	29,345,963	39,010,690
End of period(a)	$23,247,717	$29,345,963
(a) Includes undistributed net income of	$335,541	$2,967,697

See Notes to Financial Statements.

148	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended April 30, 2009	Year Ended October 31, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$6,103,366	$11,925,071
Net realized gain on investment and foreign currency transactions	16,086,932	13,300,433
Net change in unrealized appreciation (depreciation) of investments	3,139,780	(33,101,400)
Net increase (decrease) in net assets resulting from operations	25,330,078	(7,875,896)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(2,311,125)	(1,846,601)
Class T	(8,699,619)	(9,917,028)
Total dividends from net investment income	(11,010,744)	(11,763,629)
Distributions from net realized gains
Class R	(3,017,305)	—
Class T	(10,520,280)	—
Total distributions from net realized gains	(13,537,585)	—
Trust share transactions (Note 6)
Net proceeds from shares sold	23,343,223	120,139,933
Net asset value of shares issued in reinvestment of dividends and distributions	24,507,136	11,740,429
Cost of shares reacquired	(58,856,561)	(70,984,957)
Net increase (decrease) in net assets from Trust share transactions	(11,006,202)	60,895,405
Total increase (decrease)	(10,224,453)	41,255,880

NET ASSETS
Beginning of period	248,188,643	206,932,763
End of period(a)	$237,964,190	$248,188,643
(a) Includes undistributed net investment income of	—	$2,468,626

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	149

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended April 30, 2009	Year Ended October 31, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,869,734	$9,586,655
Net realized gain on investment and foreign currency transactions	8,364,447	15,125,296
Net change in unrealized appreciation (depreciation) of investments	4,360,222	(12,686,242)
Net increase in net assets resulting from operations	16,594,403	12,025,709
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—
Class T	(4,197,201)	(10,823,628)
Total dividends from net investment income	(4,197,201)	(10,823,628)
Distributions from net realized gains
Class R	—	—
Class T	(12,273,664)	—
Total distributions from net realized gains	(12,273,664)	—
Trust share transactions (Note 6)
Net proceeds from shares sold	25,301,343	22,926,973
Net asset value of shares issued in reinvestment of dividends and distributions	16,497,162	10,817,173
Cost of shares reacquired	(33,331,889)	(63,821,113)
Net increase (decrease) in net assets from Trust share transactions	8,466,616	(30,076,967)
Total increase (decrease)	8,590,154	(28,874,886)

NET ASSETS
Beginning of period	204,547,931	233,422,817
End of period(a)	$213,138,085	$204,547,931
(a) Includes undistributed net investment income of	$237,982	$565,449

See Notes to Financial Statements.

150	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Six Months Ended April 30, 2009	Year Ended October 31, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,683,691	$4,122,927
Net realized loss on investment and foreign currency transactions	(1,249,677)	(645,329)
Net change in unrealized appreciation (depreciation) of investments	1,349,147	(3,345,859)
Net increase in net assets resulting from operations	1,783,161	131,739
Dividends and Distributions (Note 1)
Dividends from net investment income	(1,815,411)	(4,312,137)
Trust share transactions (Note 6)
Net proceeds from shares sold	380,939	2,057,259
Net asset value of shares issued in reinvestment of dividends and distributions	1,781,185	4,354,324
Cost of shares reacquired	(10,965,899)	(24,443,690)
Net decrease in net assets from Trust share transactions	(8,803,775)	(18,032,107)
Total decrease	(8,836,025)	(22,212,505)

NET ASSETS
Beginning of period	51,368,263	73,580,768
End of period(a)	$42,532,238	$51,368,263
(a) Includes undistributed net investment income of	$36,858	$168,578

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	151

Statement of Changes in Net Assets (Unaudited) (continued)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Six Months Ended April 30, 2009	Year Ended October 31, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$292,267	$2,209,909
Net realized gain on investment and foreign currency transactions	1,273	12,197
Net increase in net assets resulting from operations	293,540	2,222,106
Dividends and Distributions (Note 1)
Dividends from net investment income	(292,266)	(2,209,909)
Trust share transactions(b)
Net proceeds from shares sold	71,087,900	151,264,824
Net asset value of shares issued in reinvestment of dividends and distributions	323,177	2,249,665
Cost of shares reacquired	(40,090,364)	(151,749,323)
Net increase in net assets from Trust share transactions	31,320,713	1,765,166
Total increase	31,321,987	1,777,363

NET ASSETS
Beginning of period	68,844,419	67,067,056
End of period(a)	$100,166,406	$68,844,419
(a) Includes undistributed net investment income of	$14,384	$14,383
(b) Trust share transactions are at $1 per share for the U.S. Government Money Market Portfolio

See Notes to Financial Statements.

152	THE TARGET PORTFOLIO TRUST

Statement of Cash Flows

MORTGAGE BACKED SECURITIES PORTFOLIO
Six Months Ended April 30, 2009

INCREASE (DECREASE) IN CASH
Cash flows provided from operating activities:
Interest and dividends received	$2,015,619
Operating expenses paid	(250,714)
Interest expenses paid	(102,731)
Purchases of long-term portfolio investments	(228,912,707)
Proceeds from disposition of short-term portfolio investments	4,370,743
Proceeds from disposition of long-term portfolio investments	261,466,087
Net proceeds from cover of short sales	(20,066,818)
Decrease in other assets	(882,071)
Net cash provided from operating activities	17,637,408
Cash flows from financing activities:
Net proceeds from reverse repurchase agreement transactions	(7,000,000)
Cash dividends paid	(10,955)
Proceeds from shares sold	406,629
Payment of shares redeemed	(11,031,779)
Net cash provided by financing activities	(17,636,105)
Net change in cash	1,303
Cash at beginning of period	—
Cash at end of period	$1,303
Reconciliation of Net Change in Net Assets to Net Cash Provided From Operating Activities
Net increase in net assets resulting from operations	$1,783,161
Change in investments	19,897,126
Net realized loss on investments	1,249,677
Net increase in unrealized appreciation on investments	(1,349,147)
Change in receivable for investments sold	19,161,520
Change in interest receivable	49,042
Change in other assets	(176,712)
Change in payable for investments purchased	(22,910,306)
Change in accrued expenses and other liabilities	(66,953)
Total adjustments	15,854,247
Net cash provided from operating activities	$17,637,408

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	153

Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the “Trust”) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, except for the International Bond Portfolio. Investment operations commenced on January 5, 1993, with the exception of the International Bond Portfolio, which commenced on May 17, 1994.

The Trust’s fiscal year has changed from an annual reporting period that ends of December 31 to one that ends October 31. This change should have no impact on the way the Trust is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

The Portfolios and their investment objectives are as follows:

•

Large Capitalization Growth Portfolio—long-term capital appreciation through investment primarily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•

Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•

Small Capitalization Growth Portfolio—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•

Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•	International Bond Portfolio—high total return through investment primarily in high-quality, foreign debt securities;

•

Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•

Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•

Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

•

U.S. Government Money Market Portfolio—maximum current income consistent with maintenance of liquidity and preservation of capital through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

154	THE TARGET PORTFOLIO TRUST

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and ask prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities, except for the U.S. Government Money Market Portfolio, which may hold up to 10% of its net assets in illiquid securities.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities for which market quotations are available are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities within the Federal Reserve System).

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost.

THE TARGET PORTFOLIO TRUST	155

Short-term debt securities held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage-Backed Securities Portfolio and Total Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and

156	THE TARGET PORTFOLIO TRUST

settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio and Total Return Bond Portfolio may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.

Options: The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to options. The International Equity Portfolio, the International Bond Portfolio, the Intermediate-Term Bond Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options.

THE TARGET PORTFOLIO TRUST	157

Short Sales: Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales. The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage-Backed Securities Portfolio may enter into short sales.

Swap Agreements: The Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as a recourse in the event of default or bankruptcy/insolvency of either party.

Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period.

Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Portfolio as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are

158	THE TARGET PORTFOLIO TRUST

disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying /selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Some Portfolios may enter into total return swaps to manage their exposure to a security, commodity or an index. In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount.

These swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. The swaps are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed in the footnotes to the Portfolio of Investments.

Certain Portfolios have entered into over-the-counter derivative agreements. Such agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty to early terminate the contract(s) may impact the amounts reported on the financial statements. As of April 30, 2009, the Portfolios have not met conditions under such agreements that give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

As a result of the bankruptcy filing by Lehman Brothers Holdings Inc., which was the parent company to the Portfolios’ Securities Lending Counter Party, Lehman Brothers Inc. (Lehman), the Portfolios’ Securities Lending Agent utilized collateral held on behalf of the Portfolios for securities out of loan to compensate the Portfolios for the failure of Lehman to return the securities.

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When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income daily and pays such dividends monthly. All Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or

160	THE TARGET PORTFOLIO TRUST

terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the advisors of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the advisers, as PI deems appropriate. In order to maintain an approximate allocation between the advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each subadvisor’s share of Portfolio assets may occur to account for market fluctuations.

Portfolio	Adviser
Large Capitalization Growth	Goldman Sachs Asset Management LLP and Marsico Capital Management, LLC
Large Capitalization Value	NFJ Investment Group, L.P. , Hotchkis & Wiley Capital Management, LLC and J.P. Morgan Investment Management, Inc.
Small Capitalization Growth	Ashfield Capital Partners, LLC and Eagle Asset Management, Inc.
Small Capitalization Value	NFJ Investment Group L.P. , EARNEST Partners, LLC, Lee Munder Investments Limited, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
International Bond, Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities and U.S. Government Money Market	Wellington Management Company, LLP

Effective December 15, 2008, the following sub-advisory changes were made:

Portfolio	Adviser
Large Capitalization Growth	Massachusetts Financial Services Company replaced Goldman Sachs Asset Management LLP
Large Capitalization Value	Eaton Vance Management replaced J.P. Morgan Investment Management, Inc.

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
International Bond	0.50%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%
U.S. Government Money Market	0.25%

THE TARGET PORTFOLIO TRUST	161

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class T and Class R shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class T shares of the Trust.

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to .75 of 1% of the average daily net assets of the Class R shares. For the six months ended April 30, 2009, PIMS has contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares through February 28, 2010.

PI has voluntarily agreed to limit the management fees of the U.S. Government Money Market Portfolio such that the 1-day yield (without gain or loss) does not fall below 0.25%. Effective March 16, 2009, that threshold was reduced to 0.10% and subsequently, effective May 6, 2009, was reduced to 0.05%. The waiver/reimbursement is voluntary and may be modified or terminated by PI at any time without notice. During the six months ended April 30, 2009, PI has reimbursed the Fund as a result of this voluntary agreement in the amount of $47,008, 0.11 of 1% of the U.S. Government Money Market Portfolio’s average daily net assets.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

For the six months ended April 30, 2009, the amount of brokerage commissions earned by Prudential Equity Group, LLC, (“PEG”), an indirect, wholly-owned subsidiary of Prudential, from portfolio transactions executed on behalf of the Portfolios were as follows:

Portfolio	First Union
Small Capitalization Growth	$292

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s security lending agent. For the six months ended April 30, 2009, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	PIM
Large Capitalization Growth	$64,900
Large Capitalization Value	24,913
Small Capitalization Growth	68,400
Small Capitalization Value	229,700

Certain Portfolios invest in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

162	THE TARGET PORTFOLIO TRUST

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended April 30, 2009, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$244,239,735	$243,587,681
Large Capitalization Value	111,441,744	123,261,406
Small Capitalization Growth	35,220,829	33,189,217
Small Capitalization Value	185,076,167	78,606,714
International Equity	20,937,328	21,053,657
International Bond	84,185,790	107,525,882
Total Return Bond	1,321,045,806	1,306,090,957
Intermediate-Term Bond	501,634,630	471,217,321
Mortgage Backed Securities	205,815,903	237,860,825

Transactions in options written during the six months ended April 30, 2009, were as follows:

Intermediate-Term Bond	Number of Contracts/ Notional Amount (000)	Premium Received
Options outstanding at October 31, 2008	6,500	$181,120
Options written	38,320	106,322
Options expired	(220)	(3,514)
Options closed	(6,700)	(191,320)

Options outstanding at April 30, 2009	37,900	$92,608

International Bond	Number of Contracts/ Notional Amount (000)	Premium Received
Options outstanding at October 31, 2008	12,900	$346,377
Options written	28,180	67,177
Options expired	(2,810)	(30,514)
Options closed	(13,070)	(350,584)

Options outstanding at April 30, 2009	25,200	$32,456

Total Return Bond	Number of Contracts/ Notional Amount (000)	Premium Received
Options outstanding at October 31, 2008	82,900	$1,143,511
Options written	43,700	87,469
Options expired	(40,000)	(12,350)
Options closed	(42,900)	(1,131,161)

Options outstanding at April 30, 2009	43,700	$87,469

THE TARGET PORTFOLIO TRUST	163

Note 5. Tax Information

For federal income tax purposes, certain Portfolios had capital loss carryforwards as of October 31, 2008 of:

	Expiring October 31
	2010	2011	2012	2013	2014	2015	2016	Total
Large Capitalization Growth	—	—	—	—	—	—	$31,755,259	$31,755,259
Large Capitalization Value	—	—	—	—	—	—	18,709,126	18,709,126
Small Capitalization Growth	$3,809,117	$6,730,329	—	—	—	—	18,081,505	28,620,951
International Equity	—	—	—	—	—	—	2,993,331	2,993,331
International Bond	—	—	—	—	—	$132,314	—	132,314
Mortgage Backed Securities	—	969,438	$255,003	$65,043	$1,665,133	899,733	531,379	4,385,729

Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards.

Prior year capital loss carryforwards were used to offset net taxable capital gains realized in the fiscal period ended October 31, 2008 as follows:

International Bond	$606,202
Total Return Bond	292,883
Intermediate Term Bond	4,477,128
U.S. Government Money Market	400

The federal income tax basis of the Portfolio’s investments and the net unrealized appreciation (depreciation) as of April 30, 2009 was as follows:

	Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Capitalization Growth	$201,264,338	$4,674,811	$(8,766,247)	$(4,091,436)
Large Capitalization Value	245,693,433	8,264,380	(50,447,652)	(42,183,272)
Small Capitalization Growth	107,105,201	5,082,767	(15,757,202)	(10,674,435)
Small Capitalization Value	637,895,438	18,355,754	(89,488,009)	(71,132,255)
International Equity	190,485,855	7,782,594	(57,228,594)	(49,446,000)
International Bond	30,967,394	1,230,276	(2,503,127)	(1,272,851)
Total Return Bond	456,681,632	4,755,650	(28,080,953)	(23,325,303)
Intermediate-Term Bond	264,720,515	2,976,985	(11,612,199)	(8,635,214)
Mortgage Backed Securities	65,185,124	2,404,494	(4,267,656)	(1,863,162)

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales, tax adjustments due to investments in real estate investment trusts and other book to tax differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provisions for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

164	THE TARGET PORTFOLIO TRUST

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	Class R		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Six months ended April 30, 2009:
Sold	1,870,899	$16,501,528	705,990	$6,332,737
Reinvested	37,309	340,259	181,513	1,659,033
Redeemed	(1,149,606)	(9,868,894)	(2,786,092)	(24,276,893)

Net Increase (Decrease)	758,602	$6,972,893	(1,898,589)	$(16,285,123)

Year Ended October 31, 2008:
Sold	4,174,936	$57,482,189	834,274	$10,629,313
Reinvested	130,694	2,046,671	1,137,484	17,869,875
Redeemed	(1,355,025)	(17,724,892)	(5,081,907)	(69,296,035)

Net Increase (Decrease)	2,950,605	$41,803,968	(3,110,149)	$(40,796,847)

Large Capitalization Value
Six months ended April 30, 2009:
Sold	2,755,030	$19,934,561	1,327,481	$9,678,347
Reinvested	191,725	1,487,784	696,788	5,407,071
Redeemed	(1,238,635)	(8,684,015)	(4,523,220)	(32,389,669)

Net Increase (Decrease)	1,708,120	$12,738,330	(2,498,951)	$(17,304,251)

Year Ended October 31, 2008:
Sold	4,691,921	$58,193,466	1,488,277	$18,268,860
Reinvested	216,837	3,031,385	2,230,945	31,188,618
Redeemed	(1,490,199)	(17,215,469)	(7,513,671)	(91,548,239)

Net Increase (Decrease)	3,418,559	$44,009,382	(3,794,449)	$(42,090,761)

Small Capitalization Growth
Six months ended April 30, 2009:
Sold	1,304,623	$8,079,041	781,442	$4,876,189
Reinvested	—	—	14,592	93,098
Redeemed	(595,520)	(3,575,657)	(1,316,490)	(8,036,611)

Net Increase (Decrease)	709,103	$4,503,384	(520,456)	$(3,067,324)

Year Ended October 31, 2008
Sold	2,361,701	$24,783,256	646,754	$6,671,952
Reinvested	—	—	—	—
Redeemed	(710,100)	(6,980,383)	(2,578,273)	(27,005,550)

Net Increase (Decrease)	1,651,601	$17,802,873	(1,931,519)	$(20,333,598)

Small Capitalization Value
Six months ended April 30, 2009:
Sold	727,953	$8,841,751	10,842,977	$133,774,596
Reinvested	31,716	399,623	621,677	7,851,785
Redeemed	(377,120)	(4,459,899)	(4,185,606)	(50,048,670)

Net Increase (Decrease)	382,549	$4,781,475	7,279,048	$91,577,711

THE TARGET PORTFOLIO TRUST	165

	Class R		Class T
	Shares	Amount	Shares	Amount
Year Ended October 31, 2008
Sold	1,444,029	$26,235,024	12,894,581	$228,285,625
Reinvested	62,362	1,159,928	1,449,099	27,025,686
Redeemed	(589,766)	(10,315,042)	(6,735,394)	(120,122,049)

Net Increase (Decrease)	916,625	$17,079,910	7,608,286	$135,189,262

International Equity
Six months ended April 30, 2009:
Sold	1,800,721	$14,052,597	740,401	$5,840,618
Reinvested	211,731	1,723,489	744,020	6,056,320
Redeemed	(907,288)	(6,913,850)	(2,795,231)	(21,923,544)

Net Increase (Decrease)	1,105,164	$8,862,236	(1,310,810)	$(10,026,606)

Year Ended October 31, 2008
Sold	3,397,842	$47,390,921	1,158,108	$14,359,348
Reinvested	237,394	3,860,041	2,315,199	37,668,289
Redeemed	(1,024,230)	(13,321,156)	(4,499,788)	(62,080,925)

Net Increase (Decrease)	2,611,006	$37,929,806	(1,026,481)	$(10,053,288)

International Bond
Six months ended April 30, 2009:
Sold	—	$—	48,850	$360,544
Reinvested	—	—	414,839	2,974,395
Redeemed	—	—	(891,245)	(6,763,899)

Net Increase (Decrease)	—	$—	(427,556)	$(3,428,960)

Year Ended October 31, 2008:
Sold	—	$—	247,183	$2,097,222
Reinvested	—	—	—	—
Redeemed	—	—	(1,321,925)	(11,195,986)

Net Increase (Decrease)	—	$—	(1,074,742)	$(9,098,764)

Total Return Bond
Six months ended April 30, 2009:
Sold	1,413,993	$13,846,367	961,377	$9,496,856
Reinvested	548,642	5,346,103	1,953,767	19,161,033
Redeemed	(2,241,263)	(21,755,804)	(3,777,779)	(37,100,757)

Net Increase (Decrease)	(278,628)	$(2,563,334)	(862,635)	$(8,442,868)

Year Ended October 31, 2008:
Sold	4,964,690	$53,274,308	6,160,070	$66,865,625
Reinvested	171,830	1,830,430	920,683	9,909,999
Redeemed	(1,988,187)	(21,055,023)	(4,724,068)	(49,929,934)

Net Increase (Decrease)	3,148,333	$34,049,715	2,356,685	$26,845,690

Intermediate-Term Bond
Six months ended April 30, 2009:
Sold	—	$—	2,486,032	$25,301,343
Reinvested	—	—	1,649,690	16,497,162
Redeemed	—	—	(3,264,667)	(33,331,889)

Net Increase (Decrease)	—	$—	871,055	$8,466,616

166	THE TARGET PORTFOLIO TRUST

	Class R		Class T
	Shares	Amount	Shares	Amount
Year Ended October 31, 2008:
Sold	—	$—	2,182,053	$22,926,973
Reinvested	—	—	1,031,563	10,817,173
Redeemed	—	—	(6,075,512)	(63,821,113)

Net Increase (Decrease)	—	$—	(2,861,896)	$(30,076,967)

Mortgage Backed Securities
Six months ended April 30, 2009:
Sold	—	$—	41,285	$380,939
Reinvested	—	—	192,544	1,781,185
Redeemed	—	—	(1,184,964)	(10,965,899)

Net Increase (Decrease)	—	$—	(951,135)	$(8,803,775)

Year Ended October 31, 2008:
Sold	—	$—	204,617	$2,057,259
Reinvested	—	—	442,622	4,354,324
Redeemed	—	—	(2,494,584)	(24,443,690)

Net Increase (Decrease)	—	$—	(1,847,345)	$(18,032,107)

Note 7. Borrowings

The Trust (excluding U.S. Government Money Market), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pays a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended April 30, 2009. The average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period
International Equity	$320,010	1.39%	51
Large Capitalization Value	802,816	1.56%	19

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

THE TARGET PORTFOLIO TRUST	167

The average daily balance of reverse repurchase agreements outstanding during six months ended April 30, 2009 in the Mortgage Backed Securities Portfolio was approximately $16,278,337 at a weighted average interest rate of approximately 1.29%. The average daily balance is based on the number of days the Portfolio had an outstanding balance. The maximum amount of total reverse repurchase agreements outstanding at any month-end during the period was approximately $18,000,000 as of November 30, 2008 which was 36% of total assets.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting periods (annual or interim) beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Note 9. Other

On October 6, 2008, December 3, 2008 and April 8, 2009 the Board of Trustees approved the participation of the U.S. Government Money Market Portfolio in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008 and its subsequent extensions by the Treasury through April 30, 2009 and September 18, 2009, respectively.

The Money Market Portfolio is responsible for payment of fees required to participate in the Program. The participation fee rates for the initial three-month term of the Program and the extensions were 0.01%, 0.015% and 0.015%, respectively, of the net asset value of the Money Market Portfolio as of September 19, 2008. A portion of this fee is included in prepaid expenses on the Statement of Assets and Liabilities.

As a requirement of participation in the Program, the Money Market Portfolio has agreed to liquidate if its net asset value declines to below $0.995 (a “Guarantee Event”) if such Guarantee Event is not cured as specified in the Program. The Program’s guarantee, subject to certain conditions, only applies to the lesser of the number of shares held by an investor as of the close of business on September 19, 2008 or the number of shares owned when a Guarantee Event occurs.

168	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2009		Year Ended October 31, 2008(f)	Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.11		$17.46	$15.31		$14.32
Income (loss) from investment operations
Net investment income (loss)	.04		.05	(.02)		.03
Net realized and unrealized gain (loss) on investments	(.79)		(6.43)	2.31		1.30
Total from investment operations	(.75)		(6.38)	2.29		1.33
Less dividends and distributions
Dividends from net investment income	(.07)		(.02)	—		(.05)
Distributions from net realized gains	—		(.95)	(.14)		(.29)
Total dividends and distributions	(.07)		(.97)	(.14)		(.34)
Net asset value, end of period	$9.29		$10.11	$17.46		$15.31

TOTAL RETURN(a)	(7.42)%		(38.48)%	14.95%		9.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$51,491		$48,348	$31,982		$2,216
Average net assets (000)	$46,565		$46,321	$14,059		$429
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.37	%(c)	1.24%	1.18	%(c)	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	.87	%(c)	.74%	.68	%(c)	.75	%(c)
Net investment income (loss)	.68	%(c)	.35%	(.14	)%(c)	.28	%(c)
Portfolio turnover rate	152	%(d)	101%	81	%(d)	69	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	169

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2009		Year Ended October 31, 2008(e)	Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
						2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.19		$17.55	$15.33		$14.60	$15.90	$15.39	$11.03
Income (loss) from investment operations
Net investment income (loss)	.07		.13	.04		.08	.03	.07	(.01)
Net realized and unrealized gain (loss) on investments	(.80)		(6.47)	2.32		1.18	1.06	.51	4.37
Total from investment operations	(.73)		(6.34)	2.36		1.26	1.09	.58	4.36
Less dividends and distributions
Dividends from net investment income	(.12)		(.07)	—	(d)	(.09)	(.02)	(.07)	—
Distributions from net realized gains	—		(.95)	(.14)		(.44)	(2.37)	—	—
Total dividends and distributions	(.12)		(1.02)	(.14)		(.53)	(2.39)	(.07)	—
Net asset value, end of period	$9.34		$10.19	$17.55		$15.33	$14.60	$15.90	$15.39

TOTAL RETURN(a)	(7.16)%		(38.14)%	15.41%		8.67%	6.74%	3.78%	39.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$120,175		$150,428	$313,718		$301,566	$307,835	$343,760	$348,385
Average net assets (000)	$121,579		$237,628	$303,340		$299,597	$310,710	$345,413	$290,985
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.87	%(b)	.74%	.68	%(b)	.75%	.76%	.77%	.84%
Expenses, excluding distribution and service (12b-1) fees	.87	%(b)	.74%	.68	%(b)	.75%	.76%	.77%	.84%
Net investment income (loss)	1.21	%(b)	.91%	.29	%(b)	.51%	.18%	.45%	(.09)%
Portfolio turnover rate	152	%(c)	101%	81	%(c)	69%	246%	76%	49%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

170	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2009(g)		Year Ended October 31, 2008(g)	Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006(g)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.78		$16.24	$15.60		$15.07
Income (loss) from investment operations
Net investment income	.10		.23	.15		.08
Net realized and unrealized gain (loss) on investments	(1.28)		(6.31)	.67		1.48
Total from investment operations	(1.18)		(6.08)	.82		1.56
Less dividends and distributions
Dividends from net investment income	(.27)		(.22)	—	(f)	(.24)
Distributions from net realized gains	—		(1.16)	(.18)		(.79)
Total dividends and distributions	(.27)		(1.38)	(.18)		(1.03)
Net asset value, end of period	$7.33		$8.78	$16.24		$15.60

TOTAL RETURN(a)	(13.62)%		(40.60)%	5.24%		10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$51,585		$46,778	$30,958		$2,194
Average net assets (000)	$45,161		$46,282	$14,046		$445
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.33	%(c)	1.21%	1.19	%(c)	1.22	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83	%(c)	.71%	.69	%(c)	.72	%(c)
Net investment income	2.80	%(c)	1.90%	1.13	%(c)	1.69	%(c)
Portfolio turnover rate	64	%(d)	77%	48	%(d)	44	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	171

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2009(e)		Year Ended October 31, 2008(e)	Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
						2006(e)	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.82		$16.31	$15.60		$15.11	$16.59	$14.13	$10.49
Income (loss) from investment operations
Net investment income	.12		.30	.22		.28	.25	.21	.17
Net realized and unrealized gain (loss) on investments	(1.28)		(6.33)	.67		2.45	.80	2.45	3.64
Total from investment operations	(1.16)		(6.03)	.89		2.73	1.05	2.66	3.81
Less dividends and distributions
Dividends from net investment income	(.31)		(.30)	—	(d)	(.29)	(.25)	(.20)	(.17)
Distributions from net realized gains	—		(1.16)	(.18)		(1.95)	(2.28)	—	—
Total dividends and distributions	(.31)		(1.46)	(.18)		(2.24)	(2.53)	(.20)	(.17)
Net asset value, end of period	$7.35		$8.82	$16.31		$15.60	$15.11	$16.59	$14.13

TOTAL RETURN(a)	(13.30)%		(40.29)%	5.70%		19.34%	6.50%	18.87%	36.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$121,716		$168,217	$372,900		$393,111	$362,253	$385,414	$316,131
Average net assets (000)	$129,058		$279,413	$392,564		$371,251	$366,301	$346,319	$253,653
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.83	%(b)	.71%	.69	%(b)	.72%	.74%	.74%	.80%
Expenses, excluding distribution and service (12b-1) fees	.83	%(b)	.71%	.69	%(b)	.72%	.74%	.74%	.80%
Net investment income	3.39	%(b)	2.40%	1.61	%(b)	1.79%	1.48%	1.43%	1.50%
Portfolio turnover rate	64	%(c)	77%	48	%(c)	44%	90%	47%	56%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

172	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2009		Year Ended October 31, 2008	Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.17		$13.73	$12.12		$11.04
Income (loss) from investment operations
Net investment loss	(.01)		(.03)	(.06)		—	(c)
Net realized and unrealized gain (loss) on investments	(.61)		(6.53)	1.67		1.08
Total from investment operations	(.62)		(6.56)	1.61		1.08
Net asset value, end of period	$6.55		$7.17	$13.73		$12.12

TOTAL RETURN(a)	(8.65)%		(47.78)%	13.28%		9.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$21,633		$18,607	$12,942		$898
Average net assets (000)	$18,507		$18,762	$5,725		$186
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(f)	1.54	%(d)	1.30%	1.28	%(d)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.04	%(d)	.80%	.78	%(d)	.84	%(d)
Net investment loss	(.58	)%(d)	(.39)%	(.56	)%(d)	(.05	)%(d)
Portfolio turnover rate	49	%(e)	223%	87	%(e)	96	%(e)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not Annualized.
(f)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	173

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2009		Year Ended October 31, 2008	Ten Months Ended October 31, 2007(d)(f)		Year Ended December 31,
						2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.25		$13.82	$12.14		$11.28	$10.79	$9.38	$7.05
Income (loss) from investment operations
Net investment income (loss)	—	(e)	.02	(.01)		(.05)	(.07)	(.06)	(.06)
Net realized and unrealized gain (loss) on investments	(.61)		(6.59)	1.69		.91	.56	1.47	2.39
Total from investment operations	(.61)		(6.57)	1.68		.86	.49	1.41	2.33
Less dividends from net investment income	(.01)		—	—		—	—	—	—
Net asset value, end of period	$6.63		$7.25	$13.82		$12.14	$11.28	$10.79	$9.38

TOTAL RETURN(a)	(8.38)%		(47.54)%	13.84%		7.62%	4.54%	15.03%	33.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$49,764		$58,235	$137,630		$136,422	$143,366	$158,757	$140,251
Average net assets (000)	$48,613		$97,771	$136,851		$140,489	$144,034	$146,717	$116,632
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	1.04	%(b)	.80%	.78	%(b)	.84%	.91%	.90%	1.03%
Expenses, excluding distribution and service (12b-1) fees	1.04	%(b)	.80%	.78	%(b)	.84%	.91%	.90%	1.03%
Net investment income (loss)	(.08	)%(b)	.17%	(.07	)%(b)	(.39)%	(.62)%	(.58)%	(.80)%
Portfolio turnover rate	49	%(c)	223%	87	%(c)	96%	147%	107%	235%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Less than $0.005 per share.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

174	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2009(g)		Year Ended October 31, 2008	Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.10		$21.90	$20.46		$20.05
Income (loss) from investment operations
Net investment income	.09		.16	.13		.14
Net realized and unrealized gain (loss) on investments	(.91)		(6.52)	1.42		1.74
Total from investment operations	(.82)		(6.36)	1.55		1.88
Less dividends and distributions
Dividends from net investment income	(.16)		(.23)	—	(f)	(.18)
Distributions from net realized gains	(.08)		(1.21)	(.11)		(1.29)
Total dividends and distributions	(.24)		(1.44)	(.11)		(1.47)
Net asset value, end of period	$13.04		$14.10	$21.90		$20.46

TOTAL RETURN(a)	(5.82)%		(30.57)%	7.55%		9.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$25,946		$22,660	$15,112		$1,061
Average net assets (000)	$22,150		$22,626	$6,828		$217
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.32	%(c)	1.30%	1.23	%(c)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.82	%(c)	.80%	.73	%(c)	.80	%(c)
Net investment income	1.52	%(c)	.89%	.73	%(c)	1.37	%(c)
Portfolio turnover rate	21	%(d)	54%	32	%(d)	36	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	175

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2009(e)		Year Ended October 31, 2008	Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
						2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.21		$22.00	$20.47		$18.98	$21.84	$18.78	$13.23
Income (loss) from investment operations
Net investment income	.12		.23	.25		.23	.18	.17	.03
Net realized and unrealized gain (loss) on investments	(.92)		(6.53)	1.39		3.09	2.06	4.27	6.18
Total from investment operations	(.80)		(6.30)	1.64		3.32	2.24	4.44	6.21
Less dividends and distributions
Dividends from net investment income	(.23)		(.28)	—	(d)	(.22)	(.16)	(.17)	(.03)
Distributions from net realized gains	(.08)		(1.21)	(.11)		(1.61)	(4.94)	(1.21)	(.63)
Total dividends and distributions	(.31)		(1.49)	(.11)		(1.83)	(5.10)	(1.38)	(.66)
Net asset value, end of period	$13.10		$14.21	$22.00		$20.47	$18.98	$21.84	$18.78

TOTAL RETURN(a)	(5.56)%		(30.23)%	8.04%		17.72%	10.10%	24.02%	47.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$440,113		$374,101	$411,690		$320,728	$259,115	$245,576	$205,989
Average net assets (000)	$364,127		$414,364	$403,020		$290,505	$249,661	$218,487	$161,025
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.82	%(b)	.80%	.73	%(b)	.80%	.79%	.82%	.93%
Expenses, excluding distribution and service (12b-1) fees	.82	%(b)	.80%	.73	%(b)	.80%	.79%	.82%	.93%
Net investment income	2.02	%(b)	1.38%	1.38	%(b)	1.17%	.81%	.86%	.15%
Portfolio turnover rate	21	%(c)	54%	32	%(c)	36%	118%	22%	89%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

176	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Six Months Ended April 30, 2009(f)		Year Ended October 31, 2008(f)	Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.99		$20.04	$16.21		$16.09
Income (loss) from investment operations
Net investment income	.07		.29	.33		.16
Net realized and unrealized gain (loss) on investments	(.42)		(8.84)	3.68		1.66
Total from investment operations	(.35)		(8.55)	4.01		1.82
Less dividends and distributions
Dividends from net investment income	(.42)		(.31)	—		(.25)
Distributions from net realized gains	—		(2.19)	(.18)		(1.45)
Total dividends and distributions	(.42)		(2.50)	(.18)		(1.70)
Net asset value, end of period	$8.22		$8.99	$20.04		$16.21

TOTAL RETURN(a)	(3.72)%		(48.30)%	24.85%		11.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$41,537		$35,482	$26,811		$1,728
Average net assets (000)	$35,532		$36,790	$11,612		$346
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.55	%(c)	1.33%	1.33	%(c)	1.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.05	%(c)	.83%	.83	%(c)	.93	%(c)
Net investment income	1.73	%(c)	2.12%	2.20	%(c)	.39	%(c)
Portfolio turnover rate	16	%(d)	30%	37	%(d)	41	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	177

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Six Months Ended April 30, 2009(e)		Year Ended October 31, 2008(e)	Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
						2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.03		$20.13	$16.22		$13.99	$13.13	$11.53	$9.07
Income (loss) from investment operations
Net investment income	.08		.36	.39		.29	.22	.15	.16
Net realized and unrealized gain (loss) on investments	(.40)		(8.86)	3.70		3.68	1.59	1.59	2.43
Total from investment operations	(.32)		(8.50)	4.09		3.97	1.81	1.74	2.59
Less dividends and distributions
Dividends from net investment income	(.47)		(.41)	—		(.29)	(.28)	(.14)	(.13)
Distributions from net realized gains	—		(2.19)	(.18)		(1.45)	(.67)	—	—
Total dividends and distributions	(.47)		(2.60)	(.18)		(1.74)	(.95)	(.14)	(.13)
Net asset value, end of period	$8.24		$9.03	$20.13		$16.22	$13.99	$13.13	$11.53

TOTAL RETURN(a)	(3.49)%		(47.99)%	25.33%		29.02%	14.12%	15.23%	28.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$102,286		$123,970	$297,083		$268,314	$233,150	$230,300	$191,909
Average net assets (000)	$102,616		$218,670	$277,744		$248,571	$221,543	$209,378	$153,435
Ratios to average net assets(b)
Expenses, including distribution and service (12b-1) fees	1.05	%(c)	.83%	.83	%(c)	.93%	.99%	1.00%	1.07%
Expenses, excluding distribution and service (12b-1) fees	1.05	%(c)	.83%	.83	%(c)	.93%	.99%	1.00%	1.07%
Net investment income	2.07	%(c)	2.49%	2.61	%(c)	1.73%	1.55%	1.27%	1.69%
Portfolio turnover rate	16	%(d)	30%	37	%(d)	41%	123%	59%	47%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

178	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2009		Year Ended October 31, 2008	Ten Months Ended October 31, 2007(d)		Year Ended December 31,
						2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.13		$8.33	$8.22		$8.33	$8.19	$8.45	$8.83
Income (loss) from investment operations
Net investment income	.17		.28	.14		.19	.03	.26	.21
Net realized and unrealized gain (loss) on investments	(.10)		(.48)	(.03)		(.03)	.27	.05	.26
Total from investment operations	.07		(.20)	.11		.16	.30	.31	.47
Less dividends and distributions
Dividends from net investment income	(.89)		—	—		(.26)	(.15)	(.48)	(.84)
Distributions from net realized gains	—		—	—		(.01)	(.01)	(.09)	(.01)
Total dividends and distributions	(.89)		—	—		(.27)	(.16)	(.57)	(.85)
Net asset value, end of period	$7.31		$8.13	$8.33		$8.22	$8.33	$8.19	$8.45

TOTAL RETURN(a)	.95%		(2.40)%	1.34%		1.84%	3.95%	3.71%	5.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$23,248		$29,346	$39,011		$40,944	$42,912	$44,905	$38,553
Average net assets (000)	$26,053		$35,921	$39,934		$41,174	$44,072	$43,199	$32,992
Ratios to average net assets(e)
Expenses, including distribution and service (12b-1) fees	1.87	%(b)	1.15%	1.08	%(b)	1.19%	1.51%	1.49%	1.51%
Expenses, excluding distribution and service (12b-1) fees	1.87	%(b)	1.15%	1.08	%(b)	1.19%	1.51%	1.49%	1.51%
Net investment income	2.69	%(b)	3.16%	2.37	%(b)	2.32%	1.71%	2.15%	1.88%
Portfolio turnover rate	218	%(c)	560%	595	%(c)	323%	223%	169%	235%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(e)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	179

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Six Months Ended April 30, 2009(f)		Year Ended October 31, 2008	Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.86		$10.54	$10.31		$10.31
Income (loss) from investment operations
Net investment income	.22		.46	.33		.12
Net realized and unrealized gain (loss) on investments	.79		(.68)	.24		.01
Total from investment operations	1.01		(.22)	.57		.13
Less dividends and distributions
Dividends from net investment income	(.41)		(.46)	(.34)		(.13)
Distributions from net realized gains	(.55)		—	—		—
Total dividends and distributions	(.96)		(.46)	(.34)		(.13)
Net asset value, end of period	$9.91		$9.86	$10.54		$10.31

TOTAL RETURN(a)	10.56%		(2.24)%	5.63%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$50,684		$53,218	$23,670		$1,503
Average net assets (000)	$52,260		$42,474	$10,429		$246
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.33	%(c)(i)	1.23%	1.14	%(c)	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83	%(c)(i)	.73%	.64	%(c)	.68	%(c)
Net investment income	4.63	%(c)	4.39%	3.84	%(c)	3.46	%(c)
Portfolio turnover rate	391	%(d)	697%	421	%(d)	483	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.
(i)	Includes interest expense of .06% for the six months ended April 30, 2009.

See Notes to Financial Statements.

180	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2009(d)		Year Ended October 31, 2008	Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31,
						2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.93		$10.60	$10.38		$10.39	$10.64	$10.66	$10.73
Income (loss) from investment operations
Net investment income	.25		.53	.39		.40	.38	.20	.33
Net realized and unrealized gain (loss) on investments	.77		(.68)	.22		.03	(.12)	.31	.33
Total from investment operations	1.02		(.15)	.61		.43	.26	.51	.66
Less dividends and distributions
Dividends from net investment income	(.43)		(.52)	(.39)		(.44)	(.43)	(.44)	(.36)
Distributions from net realized gains	(.55)		—	—		—	(.08)	(.09)	(.37)
Total dividends and distributions	(.98)		(.52)	(.39)		(.44)	(.51)	(.53)	(.73)
Net asset value, end of period	$9.97		$9.93	$10.60		$10.38	$10.39	$10.64	$10.66

TOTAL RETURN(a)	10.78%		(1.71)%	5.94%		4.27%	2.60%	4.73%	6.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$187,281		$194,970	$183,262		$167,154	$161,675	$178,488	$158,148
Average net assets (000)	$193,206		$206,986	$174,725		$162,621	$169,616	$170,073	$151,999
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.83	%(b)(g)	.73%	.64	%(b)	.68%	.76%	.75%	.76%
Expenses, excluding distribution and service (12b-1) fees	.83	%(b)(g)	.73%	.64	%(b)	.68%	.76%	.75%	.76%
Net investment income	5.12	%(b)	4.86%	4.53	%(b)	4.14%	3.72%	1.82%	2.99%
Portfolio turnover rate	391	%(c)	697%	421	%(c)	483%	366%	587%	445%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	Includes interest expense of .06% for the six months ended April 30, 2009.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	181

Financial Highlights (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2009		Year Ended October 31, 2008	Ten Months Ended October 31, 2007(e)		Year Ended December 31,
						2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.27		$10.25	$10.13		$10.18	$10.36	$10.46	$10.50
Income (loss) from investment operations
Net investment income	.19		.44	.40		.43	.36	.19	.28
Net realized and unrealized gain (loss) on investments	.63		.08	.11		(.03)	(.16)	.14	.19
Total from investment operations	.82		.52	.51		.40	.20	.33	.47
Less dividends and distributions
Dividends from net investment income	(.20)		(.50)	(.39)		(.45)	(.38)	(.24)	(.34)
Distributions from net realized gains	(.63)		—	—		—	— (b)	(.19)	(.17)
Total dividends and distributions	(.83)		(.50)	(.39)		(.45)	(.38)	(.43)	(.51)
Net asset value, end of period	$10.26		$10.27	$10.25		$10.13	$10.18	$10.36	$10.46

TOTAL RETURN(a)	8.40%		5.07%	5.13%		4.12%	1.88%	3.19%	4.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$213,138		$204,548	$233,423		$245,223	$262,177	$297,982	$334,806
Average net assets (000)	$207,358		$227,475	$235,800		$249,376	$278,441	$318,671	$343,466
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.67	%(c)	.60%	.58	%(c)	.64%	.63%	.64%	.68%
Expenses, excluding distribution and service (12b-1) fees	.67	%(c)	.60%	.58	%(c)	.64%	.63%	.64%	.68%
Net investment income	3.76	%(c)	4.21%	4.71	%(c)	4.23%	3.48%	1.86%	2.64%
Portfolio turnover rate	202	%(d)	395%	284	%(d)	134%	208%	133%	422%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

182	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Six Months Ended April 30, 2009		Year Ended October 31, 2008		Ten Months Ended October 31, 2007(e)		Year Ended December 31,
							2006		2005		2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.26		$9.95		$9.99		$10.10		$10.39		$10.45	$10.70
Income (loss) from investment operations
Net investment income	.34		.63		.41		.44		.50		.36	.47
Net realized and unrealized gain (loss) on investments	.02		(.66)		(.03)		(.07)		(.27)		.02	(.24)
Total from investment operations	.36		(.03)		.38		.37		.23		.38	.23
Less dividends
Dividends from net investment income	(.36)		(.66)		(.39)		(.48)		(.52)		(.44)	(.48)
Tax return of capital	—		—		(.03)		—		—		—	—
Total dividends	(.36)		(.66)		(.42)		(.48)		(.52)		(.44)	(.48)
Net asset value, end of period	$9.26		$9.26		$9.95		$9.99		$10.10		$10.39	$10.45

TOTAL RETURN(a)	3.83%		(.36)%		3.89%		3.82%		2.29%		3.68%	2.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$42,532		$51,368		$73,581		$75,471		$82,195		$95,796	$107,072
Average net assets (000)	$46,579		$64,999		$75,508		$77,483		$89,756		$103,055	$114,526
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	1.24	%(b)(c)	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%	.84%
Expenses, excluding distribution and service (12b-1) fees	1.24	%(b)(c)	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%	.84%
Net investment income	7.29	%(c)	6.34%		4.91	%(c)	4.46%		4.91%		3.48%	4.43%
Portfolio turnover rate	263	%(d)	338%		318	%(d)	471%		251%		279%	282%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been 0.80% for the six months ended April 30, 2009, 0.70% for the year ended October 31, 2008, 0.76% for the ten months ended October 31, 2007, and 0.94% and 0.91%, respectively, for the years ended December 31, 2006 and 2005.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	183

Financial Highlights (Unaudited) (continued)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Class T
	Six Months Ended April 30, 2009		Year Ended October 31, 2008	Ten Months Ended October 31, 2007(c)		Year Ended December 31,
						2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gain on investments	.004		.026	.040		.043	.026	.008	.007
Less dividends and distributions	(.004)		(.026)	(.040)		(.043)	(.026)	(.008)	(.007)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	.36%		2.63%	4.04%		4.36%	2.59%	.76%	.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$100,166		$68,844	$67,067		$47,275	$57,207	$74,190	$98,464
Average net assets (000)	$87,098		$91,457	$63,409		$47,990	$69,488	$94,854	$114,831
Ratios to average net assets(d)
Expenses, including distribution and service (12b-1) fees	.48	%(b)(e)	.47%	.50	%(b)	.70%	.71%	.59%	.52%
Expenses, excluding distribution and service (12b-1) fees	.48	%(b)(e)	.47%	.50	%(b)	.70%	.71%	.59%	.52%
Net investment income	.68	%(b)(e)	2.42%	4.78	%(b)	4.25%	2.50%	.72%	.71%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(d)	Does not include expenses of the underlying fund in which the Portfolio invests.
(e)	The annualized expense ratios and the net investment income ratio without expense waivers would have been .59%, .59% and .57%, respectively, for the six months ended April 30, 2009.

See Notes to Financial Statements.

184	THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Scott Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Ashfield Capital Partners, LLC	750 Battery Street Suite 600 San Francisco, CA 94111

	Eagle Asset Management	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	245 Park Avenue New York, NY 10167

	Lee Munder Investments Ltd.	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02109

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	75 State Street Boston, MA 02109

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of a Portfolio carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Trusts’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Mortgage Backed Securities (Class T)	TGMBX	875921702
Large Capitalization Growth (Class T)	TALGX	875921207	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class T)	TALVX	875921108
Small Capitalization Growth (Class T)	TASGX	875921405	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class T)	TAIEX	875921504	International Bond (Class T)	TIBPX	875921876
Total Return Bond (Class R)	TTBRX	875921819	Intermediate-Term Bond (Class T)	TAIBX	875921801
Total Return Bond (Class T)	TATBX	875921884	U.S. Govt Money Market (Class T)	PUGXX	875921603

TMF158E2    0154346-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 22, 2009

*	Print the name and title of each signing officer under his or her signature.